As filed with the U.S. Securities and Exchange Commission on June 5, 2024

Securities Act File No. 333-278899

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 1

VOYA INVESTORS TRUST

(Exact Name of Registrant as Specified in Charter)

7337 East Doubletree Ranch Road, Scottsdale, Suite 100

Scottsdale, Arizona 85258-2034

(Address of Principal Executive Offices) (Zip Code)

1-800-992-0180

(Registrant's Area Code and Telephone Number)

Huey P. Falgout, Jr., Esq.

Voya Investments, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258-2034

(Name and Address of Agent for Service)

With copies to:

Elizabeth J. Reza, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199-3600

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective immediately, pursuant to Rule 485(b)

under the Securities Act of 1933, as amended.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the

Investment Company Act of 1940, as amended.

Title of Securities Being Registered: Class I and Class S shares of beneficial interest in the series of the registrant designated as Voya

Balanced Income Portfolio.

Voya Balanced Portfolio
Voya Solution Moderately Conservative Portfolio
Voya Strategic Allocation Conservative Portfolio
Voya Strategic Allocation Growth Portfolio
(each, a “Target Portfolio” and collectively, the “Target Portfolios”)
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, AZ 85258-2034
1-800-992-0180
June 20, 2024

Dear Shareholder:
On January 10, 2024, the Boards of Directors (the “Board”) of Voya Balanced Portfolio, Inc. (“VBPI”), Voya Partners, Inc. (“VPI”), and Voya Strategic Allocation Portfolios, Inc. (“VSAPI”) approved the mergers (the “Reorganizations”) and the related Plans of Reorganization (the “Plans”) of the portfolios listed below. The Reorganizations do not require shareholder approval.
•
Voya Balanced Portfolio, a series of VBPI, with and into Voya Balanced Income Portfolio, a series of Voya Investors Trust;
•
Voya Solution Moderately Conservative Portfolio, a series of VPI, and Voya Strategic Allocation Conservative Portfolio, a series of VSAPI, with and into Voya Solution Conservative Portfolio, a series of VPI; and
•
Voya Strategic Allocation Growth Portfolio, a series of VSAPI, with and into Voya Solution Aggressive Portfolio (collectively with Voya Balanced Income Portfolio and Voya Solution Conservative Portfolio, each, an “Acquiring Portfolio” and collectively, the “Acquiring Portfolios”), a series of VPI.
WE ARE NOT ASKING YOU FOR A PROXY AND YOU ARE REQUESTED NOT TO SEND US A PROXY.
Shares of one or more of the Target Portfolios have been purchased or acquired by you or at your direction through your qualified pension or retirement plan (together, the “Qualified Plans”) or, at your direction, by your insurance company through its separate accounts to serve as investment options under your variable annuity contract or variable life insurance policy. The separate account in which you have an interest or the Qualified Plan in which you are a participant will own shares of the relevant Acquiring Portfolio instead of shares of the relevant Target Portfolio beginning on the date the Reorganizations occur. The Reorganizations will provide the separate account in which you have an interest or the Qualified Plan in which you are a participant with an opportunity to participate in one of the following Acquiring Portfolios, as applicable: 1) for Voya Balanced Income Portfolio, a portfolio that seeks to maximize income while maintaining prospects for capital appreciation; 2) for Voya Solution Conservative Portfolio, a portfolio that seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement; or 3) for Voya Solution Aggressive Portfolio, a portfolio that seeks growth of capital.
It is expected that there will be no adverse U.S. federal income tax consequences to shareholders as a result of the Reorganizations. The Reorganizations will not cause any fees or charges under your current contract to be greater after the Reorganizations than before the Reorganizations, and the Reorganizations will not alter your rights under your contract or the obligations of the insurance company that issued the contract. It is expected that the Reorganizations will be completed on or about July 12, 2024.
The Reorganizations are discussed in detail in the enclosed Information Statement/Prospectus, which you should read carefully. For any questions or concerns you may have regarding the Reorganizations, please call 1-800-992-0180.
Sincerely,

Andy Simonoff
President

IMPORTANT INFORMATION TO HELP YOU UNDERSTAND THE REORGANIZATIONS
Please read the enclosed combined information statement and prospectus (“Information Statement/Prospectus”) for a complete description of the mergers (the “Reorganizations”). However, as a quick reference, the following questions and answers provide a brief overview of the Reorganizations.
Q1. WHY AM I RECEIVING THE ATTACHED INFORMATION STATEMENT/PROSPECTUS?
A. You have received the attached Information Statement/Prospectus because shares of one of the following portfolios have been purchased or acquired by you or at your direction through your qualified pension or retirement plan or, at your direction, by your insurance company through its separate accounts to serve as an investment option under your variable annuity and/or variable life contract: Voya Balanced Portfolio (“Balanced”), Voya Solution Moderately Conservative Portfolio (“Solution Moderately Conservative”), Voya Strategic Allocation Conservative Portfolio (“Strategic Allocation Conservative”), or Voya Strategic Allocation Growth Portfolio (“Strategic Allocation Growth”) (each, a “Target Portfolio” and collectively, the “Target Portfolios”).
Q2. WHAT IS THE PURPOSE OF THE ATTACHED INFORMATION STATEMENT/PROSPECTUS?
A. The purpose of these materials is to provide you with information on the Reorganizations of the Target Portfolios with and into the corresponding acquiring portfolio (each, an “Acquiring Portfolio” and collectively, the “Acquiring Portfolios”) as provided below:
•
Balanced with and into Voya Balanced Income Portfolio (“Balanced Income”);
•
Solution Moderately Conservative and Strategic Allocation Conservative with and into Voya Solution Conservative Portfolio (“Solution Conservative”); and
•
Strategic Allocation Growth with and into Voya Solution Aggressive Portfolio (“Solution Aggressive”).
Voya Investments, LLC (the “Investment Adviser”), who serves as the investment adviser to each of the portfolios participating in the Reorganizations, recommended the Reorganizations, and the Reorganizations have been approved by the Boards of Directors (the “Board”) of Voya Balanced Portfolio, Inc., Voya Partners, Inc., and Voya Strategic Allocation Portfolios, Inc. The Acquiring Portfolios will be the accounting and performance survivors for each of the Reorganizations.
Q3. HOW WILL THE REORGANIZATIONS IMPACT FEES AND EXPENSES?
A. The contractual management fee schedule of the combined portfolio for each Reorganization will be lower than or equal to the contractual management fee schedule for the applicable Target Portfolio at each breakpoint, as applicable. The current blended management fee experienced by each Portfolio and the expected blended management fee of each combined portfolio is as follows:
Reorganization	Current Blended Management Fee – Target Portfolio	Current Blended Management Fee – Acquiring Portfolio	Expected Blended Management Fee – Combined Portfolio
Balanced into Balanced Income	0.60%	0.55%	0.55%
Solution Moderately Conservative into Solution Conservative	0.21%	0.22%	0.19%[1]
Strategic Allocation Conservative into Solution Conservative	0.19%	0.22%	0.19%[1]
Strategic Allocation Growth into Solution Aggressive	0.18%	0.21%	0.18%[1]
1 Effective upon closing of the Reorganization, the management fee will be 0.400% of the Portfolio’s average daily net assets invested in Direct Investments and 0.180% of the Portfolio’s average daily net assets invested in Underlying Funds.
Additionally, the total net expense ratios of the combined portfolio for each Reorganization will be lower than or equal to the total net expense ratios for the applicable Target Portfolio. The total net expense ratios of the Acquiring Portfolios are expected to remain the same or decrease following the Reorganizations. Please read the attached Information Statement/Prospectus for a complete description of the fees and expenses.
Q4. WHY ARE THE REORGANIZATIONS BEING PURSUED?
A. The Investment Adviser proposed the Reorganizations primarily to eliminate redundant active target-risk strategies, enhance operational efficiencies, and reduce the complexity of the Voya funds platform by streamlining its target-risk fund-of-funds suites. Consequently, at the January 2024 meeting of the Board, the Investment Adviser proposed, and the Board approved, the Reorganizations. In support of its proposal, the Investment Adviser noted that, in its view, following the Reorganizations, the Target Portfolios’ shareholders would have the potential to benefit from a suite of products better poised to achieve and maintain scale over the long term.
Q5. HOW WILL THE REORGANIZATIONS IMPACT SHAREHOLDERS?
A. Effective on the date of the Reorganizations, which is expected to be on or about July 12, 2024, the former shareholders of the Target Portfolios will be shareholders in the corresponding Acquiring Portfolio, which will be managed pursuant to investment strategies described in the attached Information Statement/Prospectus under the caption “Information About the Reorganizations—Comparison of the Investment Objectives and Principal Investment Strategies of the Portfolios.”
1

Q6. WHAT WILL HAPPEN TO THE CURRENT INVESTMENTS OF THE TARGET PORTFOLIOS?
A. Each Target Portfolio will align its portfolio holdings with the corresponding Acquiring Portfolio during the two weeks prior to the Reorganization. Please read the attached Information Statement/Prospectus for a complete description of the Portfolios’ investment objectives, principal investment strategies, and policies.
Q7. HAS THE BOARD APPROVED THE REORGANIZATIONS?
A. Yes. The Board determined that the Reorganizations would be in the best interests of the shareholders of the Target Portfolios and the Acquiring Portfolios and that their interests would not be diluted as a result of the Reorganizations. The Board, including a majority of the independent directors, who are not “interested persons” (within the meaning of the Investment Company Act of 1940, as amended) of any Acquiring or Target Portfolio, voted to approve the Reorganizations.
The Board considered information regarding any potential adverse impact to shareholders as a result of the Reorganizations. See the attached Information Statement/Prospectus for the complete list of factors considered by the Board in approving the Reorganizations.
Q8. WHAT ARE THE COSTS ASSOCIATED WITH THE REORGANIZATIONS?
A. All expenses incurred in entering into and carrying out the terms and conditions of each Reorganization, including (without limitation) the costs associated with the preparation of necessary filings with the U.S. Securities and Exchange Commission, the printing and distribution of the attached Information Statement/Prospectus and related materials, legal fees, accounting fees, and securities registration fees, will be paid by the Investment Adviser (or an affiliate), not the applicable Target Portfolio or Acquiring Portfolio. Please see “Information About the Reorganizations – Expenses of the Reorganizations” in the attached Information Statement/Prospectus for more information regarding who is paying the costs associated with the Reorganizations.
The Target Portfolios will bear the explicit transition costs related to the Reorganizations, which include brokerage commissions, fees, and taxes. Please see “Information About the Reorganizations – Portfolio Transitioning” in the attached Information Statement/Prospectus for more information regarding the costs of portfolio transitions associated with the Reorganizations.
Q9. WILL YOU NEED MY VOTE TO APPROVE THE REORGANIZATIONS?
A. No. The Reorganizations do not require shareholder approval. We are not asking you for a proxy and you are requested not to send us a proxy.
Q10. WHEN WILL THE REORGANIZATIONS TAKE PLACE?
A. The Reorganizations are currently expected to be completed on or about July 12, 2024.
Q11. CAN THE INFORMATION STATEMENT/PROSPECTUS BE VIEWED ONLINE?
A. Yes. The Information Statement/Prospectus can be viewed online at: www.proxyvote.com/voya.
Q12. WHAT IF I HAVE QUESTIONS ABOUT THE REORGANIZATIONS?
A. If you require assistance or have any questions regarding the Reorganizations, please call shareholder services at 1-800-992-0180.
2

INFORMATION STATEMENT/PROSPECTUS
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, AZ 85258-2034
1-800-366-0066 (for Voya Investors Trust)
1-800-262-3862 (for Voya Partners, Inc.)
1-800-992-0180 (for Voya Strategic Allocation Portfolios, Inc.)

June 20, 2024
ACQUISITION OF THE ASSETS OF:	BY AND IN EXCHANGE FOR SHARES OF:
Voya Balanced Portfolio (A series of Voya Balanced Portfolio, Inc.)	Voya Balanced Income Portfolio (A series of Voya Investors Trust)
Voya Solution Moderately Conservative Portfolio (A series of Voya Partners, Inc.) Voya Strategic Allocation Conservative Portfolio (A series of Voya Strategic Allocation Portfolios, Inc.)	Voya Solution Conservative Portfolio (A series of Voya Partners, Inc.)
Voya Strategic Allocation Growth Portfolio (A series of Voya Strategic Allocation Portfolios, Inc.)	Voya Solution Aggressive Portfolio (A series of Voya Partners, Inc.)
(each, a “Target Portfolio” and collectively, the “Target Portfolios”)	(each, an “Acquiring Portfolio” and collectively, the “Acquiring Portfolios”)

This combined information statement and prospectus (“Information Statement/Prospectus”) is furnished in connection with the mergers (each, a “Reorganization” and collectively, the “Reorganizations”) of the Target Portfolios with and into the Acquiring Portfolios (collectively, the “Portfolios”), as set forth above, and the related Plans of Reorganization (the “Reorganization Agreements”). The Reorganizations do not require shareholder approval.
WE ARE NOT ASKING YOU FOR A PROXY AND YOU ARE REQUESTED NOT TO SEND US A PROXY.
This Information Statement/Prospectus provides important information about the Reorganizations and the issuance of the relevant Acquiring Portfolio’s shares that you should know. You should read it carefully and retain it for future reference. A copy of this Information Statement/Prospectus is available on the internet at www.proxyvote.com/voya.
THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED THAT THIS INFORMATION STATEMENT/PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TO OBTAIN MORE INFORMATION
To obtain more information about the Portfolios, please write, call, or visit our website for a free copy of the current prospectus, statement of additional information, annual/semi-annual shareholder reports, or other information.
By Phone:	1-800-992-0180
By Mail:	Voya Investment Management 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034
By Internet:	https://individuals.voya.com/literature
The following documents containing additional information about the Portfolios, each having been filed with the U.S. Securities and Exchange Commission (the “SEC”), are incorporated by reference into this Information Statement/Prospectus:
•
The Statement of Additional Information relating to this Information Statement/Prospectus (File No. 333-278898 for Voya Partners, Inc.; File No. 333-278899 for Voya Investors Trust);
•
The Prospectus and Statement of Additional Information dated May 1, 2024 for Voya Balanced Portfolio (File No. 811-05773);
•
The Prospectus and Statement of Additional Information dated May 1, 2024 for Voya Balanced Income Portfolio (File No. 811-05629);
•
The Prospectus and Statement of Additional Information dated May 1, 2024 for Voya Solution Aggressive Portfolio, Voya Solution Conservative Portfolio, and Voya Solution Moderately Conservative Portfolio (File No. 811-08319);
•
The Prospectus and Statement of Additional Information dated May 1, 2024 for Voya Strategic Allocation Conservative Portfolio and Voya Strategic Allocation Growth Portfolio (File No. 811-08934);
•
The audited financial statements contained in the Annual Report of Voya Balanced Portfolio dated December 31, 2023, as filed on March 8, 2024 (File No. 811-05773);
•
The audited financial statements contained in the Annual Report of Voya Balanced Income Portfolio dated December 31, 2023, as filed on March 8, 2024 (File No. 811-05629);
•
The audited financial statements contained in the Annual Report of Voya Solution Aggressive Portfolio, Voya Solution Conservative Portfolio, and Voya Solution Moderately Conservative Portfolio dated December 31, 2023, as filed on March 8, 2024 (File No. 811-08319); and
•
The audited financial statements contained in the Annual Report of Voya Strategic Allocation Conservative Portfolio and Voya Strategic Allocation Growth Portfolio dated December 31, 2023, as filed on March 8, 2024 (File No. 811-08934).
The Portfolios are subject to the informational requirements of the Securities Exchange Act of 1934, as amended (the “1934 Act”), and the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, and under the terms of applicable no-action relief or exemptive orders granted thereunder (the “1940 Act”), file reports and other information including proxy materials with the SEC. Proxy material, information statements, reports and other information about the Portfolios are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.
Only one copy of this Information Statement/Prospectus may be mailed to each household, even if more than one person in the household is a shareholder of record, unless the applicable Target Portfolio has received contrary instructions from one or more of the household’s shareholders. If you need an additional copy of this Information Statement/Prospectus, please contact Shareholder Services at 1-800-992-0180. If in the future, you do not wish to combine or wish to recombine the mailing of a proxy statement with household members, please inform the applicable Target Portfolio in writing at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034 or via telephone at 1-800-992-0180.

SUMMARY OF THE REORGANIZATIONS
You should read this entire Information Statement/Prospectus carefully, and the Reorganization Agreements, which are included in Appendices A through D. For more information about the Acquiring Portfolios, please consult Appendix E.
On January 10, 2024, the Boards of Directors (the “Board”) of Voya Balanced Portfolio, Inc., Voya Partners, Inc., and Voya Strategic Allocation Portfolios, Inc. approved the Reorganization Agreements. The Reorganization Agreements provide for the transfer of all of the assets of each Target Portfolio to the corresponding Acquiring Portfolio in exchange for (i) the Acquiring Portfolio’s assumption of all of the corresponding Target Portfolio’s liabilities, and (ii) the Acquiring Portfolio’s issuance to the corresponding Target Portfolio of shares of beneficial interest or capital stock, as applicable, in the Acquiring Portfolio (the “Acquiring Portfolio Shares”). The Acquiring Portfolio Shares received by the corresponding Target Portfolio will have an aggregate net asset value that is equal to the aggregate net asset value of such Target Portfolio’s shares that are outstanding immediately prior to the relevant Reorganization. As a result of such transaction, each Target Portfolio will be completely liquidated, and shareholders will own shares of the corresponding share class of the relevant Acquiring Portfolio having an aggregate net asset value equal to the shares of the Target Portfolio held by that shareholder as of the close of business on the closing date of the relevant Reorganization.
With respect to the Reorganizations, you should note that:
•
The investment objective for Voya Balanced Portfolio (“Balanced”) is to seek total return consisting of capital appreciation (both realized and unrealized) and current income; the secondary investment objective for Balanced is to seek long-term capital appreciation. The investment objective for Voya Balanced Income Portfolio (“Balanced Income”) is to seek to maximize income while maintaining prospects for capital appreciation. Both Balanced and Balanced Income are multi-asset balanced portfolios with a mix of U.S. equity, non-U.S. equity, and fixed income exposures, and both Portfolios have equity portfolios that are dominated by larger market capitalization stocks.
•
The investment for objective for Voya Solution Conservative Portfolio (“Solution Conservative”) is to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement. The investment objective for Voya Solution Moderately Conservative Portfolio (“Solution Moderately Conservative”) is to provide a combination of total return and stability of principal through a diversified asset allocation strategy. The investment objective for Voya Strategic Allocation Conservative Portfolio (“Strategic Allocation Conservative”) is to provide total return (i.e., income and capital growth, both realized and unrealized) consistent with preservation of capital. Each Portfolio has a multi-asset strategy with a mix of active and passive underlying holdings, with a modest amount of tactical asset allocation; is similarly allocated by market capitalization, region, asset class and style; and has a very similar mix of active and passive Voya and non-Voya underlying holdings.
•
The investment objective for Voya Solution Aggressive Portfolio (“Solution Aggressive”) is to seek growth of capital. The investment objective for Voya Strategic Allocation Growth Portfolio (“Strategic Allocation Growth”) is to seek to provide capital appreciation. Both Portfolios have target risk strategies with the same asset classes being utilized across the suites; engage in a blended approach, combining both active and passive strategies to construct a broadly diversified portfolio for participants; and are open architecture, investing in a combination of proprietary and third-party managers.
•
A more detailed comparison of each Portfolio’s Investment Objectives, Principal Investments Strategies, and Fundamental Investment Polices are set forth in this Information Statement/Prospectus under the captions “Information About the Reorganizations—Comparison of the Investment Objectives and Principal Investment Strategies of the Portfolios” and “Information About the Reorganizations—Comparison of the Fundamental Investment Policies of the Portfolios.”
•
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”) serves as the investment adviser to each Portfolio. Voya Investment Management Co. LLC (“Voya IM”) serves as the sub-adviser to each Portfolio.
•
Each Portfolio is distributed by Voya Investments Distributor, LLC (the “Distributor”).
•
The Acquiring Portfolios will be the accounting and performance survivors of the Reorganizations, and the combined portfolio resulting from each Reorganization is sometimes referred to herein as the “Combined Portfolio.”
•
The Reorganizations will not affect a shareholder’s right to purchase or redeem shares of the Portfolios. In addition, the Reorganizations will not affect how shareholders purchase or sell their shares.
•
Each Reorganization is intended to qualify for U.S. federal income tax purposes as a tax-free reorganization pursuant to Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”); accordingly, pursuant to this treatment, neither the Target Portfolios nor their shareholders, nor the Acquiring Portfolios nor their shareholders are expected to recognize any gain or loss for U.S. federal income tax purposes from the Reorganizations.

INFORMATION ABOUT THE REORGANIZATIONS
The Investment Adviser proposed the Reorganizations primarily to eliminate redundant active target-risk strategies, enhance operational efficiencies, and reduce the complexity of the Voya funds platform by streamlining its target-risk fund-of-funds suites. Consequently, at the January 10, 2024 meeting of the Board, the Investment Adviser proposed, and the Board approved, the Reorganizations of each Target Portfolio into the relevant Acquiring Portfolio.
Board Considerations
The Board met in person on January 10, 2024 to evaluate and consider the Reorganizations. As part of their review process, the Board was represented by independent legal counsel. In the course of their evaluation, the Board reviewed materials received from the Investment Adviser, independent legal counsel, and other information made available to them about the Portfolios. The Board was provided with information both in writing and during oral presentations made at that meeting, including, among other matters, historical performance information, historical expense ratios, and the projected expense ratios of the Acquiring Portfolios following the Reorganizations.
Based upon their review, the Board, including all of the Independent Directors, unanimously concluded that it was in the best interests of the Portfolios that the Reorganizations be approved and that the interests of the Portfolios’ shareholders would not be diluted as a result of the Reorganizations. In reaching their decision to approve the Reorganizations, no single factor was determinative in the Board’s analysis, but rather the Board considered a variety of factors. The Board, in approving the Reorganizations, considered a number of factors, including without limitation the following:
Balanced into Balanced Income
•
An analysis of Balanced’s declining asset base and five-sleeve model, which make it challenging to maintain the desired asset allocation;
•
A presentation from the Investment Adviser regarding proposals, including the Reorganization, intending to, among other things, enhance the efficiency and reduce the complexity of the Voya family of funds;
•
A presentation from the Investment Adviser regarding reliance on Rule 17a-8 under the Investment Act of 1940, as amended, such that no shareholder approval of the Reorganization is required;
•
The Investment Adviser’s analysis of potential alternative portfolios that could have served as a merger partner for Balanced other than Balanced Income;
•
The Investment Adviser’s analysis of options other than a merger to address Balanced’s declining asset base, including a sub-adviser change, conversion to a Fund-of-Funds, or liquidation;
•
The performance of Balanced as compared to the performance of Balanced Income, including that both Balanced and Balanced Income have an overall Morningstar, Inc. (“Morningstar”) rating of 3-stars;
•
The performance of Balanced as compared to its Morningstar peer group and the performance of Balanced Income as compared to its Morningstar peer group;
•
The lower gross and net expense ratios that current shareholders of Balanced are expected to experience as a result of the Reorganization;
•
The similarities in fee structures of each of the Portfolios;
•
The benefits shareholders of Balanced would receive due to the lower management fees and lower expense limits of Balanced Income;
•
The consideration of representations from the Portfolios’ Chief Investment Risk Officer that there are no investment risk objections to the Reorganization proposal;
•
The differences in the investment objectives of each Portfolio;
•
The similarities in the investment strategies of each Portfolio in that both are multi-asset balanced portfolios with a mix of U.S. equity, non-U.S. equity and fixed income exposures, and both have equity portfolios that are dominated by larger market cap stocks;
•
The benefit to shareholders of Balanced from being in a larger, more scalable portfolio with less operational risk, a lower standard deviation than Balanced, and more consistent return;
•
The larger combined asset size of the two Portfolios, which would be likely to provide greater scale and superior potential to maintain long-term scale benefits for the shareholders of both Portfolios;
•
The Investment Adviser’s proposal regarding which costs of the Reorganization would be borne by Balanced’s shareholders and which would be borne by the Investment Adviser;
•
The net revenue impact for the Investment Adviser and its affiliates that would result from the Reorganization;
•
The expected tax consequences of the Reorganization to each Portfolio and its shareholders, including that the Reorganization is intended to qualify for U.S. federal income tax purposes as a tax-free reorganization; and
•
The Board’s determination that the Reorganization will not dilute the interests of the shareholders of each Portfolio.
Strategic Allocation Conservative and Solution Moderately Conservative into Solution Conservative
•
A presentation from the Investment Adviser regarding proposals, including the Reorganization, intending to, among other things, enhance the efficiency and reduce the complexity of the Voya family of funds;

•
A presentation from the Investment Adviser regarding reliance on Rule 17a-8 under the Investment Act of 1940, as amended, such that no shareholder approval of the Reorganization is required;
•
The Investment Adviser’s analysis of potential alternative portfolios that could have served as a merger partner for each of Strategic Allocation Conservative and Solution Moderately Conservative other than Solution Conservative;
•
The fact that each Portfolio invests primarily in Underlying Funds, that in turn invest directly in securities;
•
The performance of each of Strategic Allocation Conservative and Solution Moderately Conservative, as compared to the performance of Solution Conservative in the year-to-date, one-year, three-year, five-year and ten-year time periods;
•
The performance of each of Strategic Allocation Conservative and Solution Moderately Conservative as compared to its Morningstar peer group and the performance of Solution Conservative as compared to its Morningstar peer group;
•
The lower net expense ratios that current shareholders of Strategic Allocation Conservative and Solution Moderately Conservative are expected to experience as a result of the Reorganization;
•
The lower gross expense ratios that current shareholders of Strategic Allocation Moderately Conservative are expected to experience as a result of the Reorganization and the fact that the gross expense ratios of Strategic Allocation Conservative will not increase as a result of the Reorganization;
•
The similarities in fee structures for each of the Portfolios;
•
The Investment Adviser’s proposed expense limits for Solution Conservative to be implemented in connection with the Reorganization;
•
The consideration of representations from the Portfolios’ Chief Investment Risk Officer that there are no investment risk objections to the Reorganization proposal;
•
The similarities in the investment objectives and strategies of each of the Portfolios;
•
The significantly larger combined asset size of each of the Portfolios, which would be likely (A) to result in a reduction in expenses for the benefit of current shareholders of the Portfolios and/or (B) to provide greater scale and superior potential to maintain long-term scale benefits for the shareholders of the Portfolios;
•
The Investment Adviser’s proposal regarding which costs of the Reorganization would be borne by the Target Portfolios’ shareholders and which would be borne by the Investment Adviser;
•
The net revenue benefits for the Investment Adviser and its affiliates that would result from the Reorganization;
•
The expected tax consequences of the Reorganization to each Portfolio and its shareholders, including that the Reorganization is intended to qualify for U.S. federal income tax purposes as a tax-free reorganization; and
•
The Board’s determination that the Reorganization will not dilute the interests of the shareholders of each Portfolio.
Strategic Allocation Growth into Solution Aggressive
•
A presentation from the Investment Adviser regarding proposals, including the Reorganization, intending to, among other things, enhance the efficiency and reduce the complexity of the Voya family of funds;
•
A presentation from the Investment Adviser regarding reliance on Rule 17a-8 under the Investment Act of 1940, as amended, such that no shareholder approval of the Reorganization is required;
•
The Investment Adviser’s analysis of potential alternative portfolios that could have served as a merger partner for Strategic Allocation Growth other than Solution Aggressive;
•
The fact that each Portfolio invests primarily in Underlying Funds, that in turn invest directly in securities;
•
The performance of Solution Aggressive, as compared to the performance of Strategic Allocation Growth in the year-to-date, one-year, three-year, five-year and ten-year time periods;
•
The performance of Strategic Allocation Growth as compared to its Morningstar peer group and the performance of Solution Aggressive as compared to its Morningstar peer group;
•
The fact that the net expense ratios of Strategic Allocation Growth will not increase as a result of the Reorganization;
•
The similarities in fee structures for each of the Portfolios;
•
The increase in gross expense ratios of Strategic Allocation Growth and the Investment Adviser’s corresponding proposed expense limit adjustments for Solution Aggressive to be implemented in connection with the Reorganization to achieve the same net expense ratios for Strategic Allocation Growth shareholders;
•
The consideration of representations from the Portfolios’ Chief Investment Risk Officer that there are no investment risk objections to the Reorganization proposal;
•
The similarities in the investment objectives and strategies of each Portfolio;
•
The larger combined asset size of the two Portfolios, which would be likely to provide greater scale and superior potential to maintain long-term scale benefits for the shareholders of both Portfolios;
•
The Investment Adviser’s proposal regarding which costs of the Reorganization would be borne by Strategic Allocation Growth’s shareholders and which would be borne by the Investment Adviser;

•
The net revenue benefits for the Investment Adviser and its affiliates that would result from the Reorganization;
•
The expected tax consequences of the Reorganization to each Portfolio and its shareholders, including that the Reorganization is intended to qualify for U.S. federal income tax purposes as a tax-free reorganization; and
•
The Board’s determination that the Reorganization will not dilute the interests of the shareholders of each Portfolio.
Different Board members may have given different weight to different individual factors and related conclusions.
The Reorganization Agreements
The terms and conditions under which the transactions may be consummated are set forth in the Reorganization Agreements. Significant provisions of the Reorganization Agreements are summarized below. Shareholders are encouraged to review forms of the Reorganization Agreements, which are attached to this Information Statement/Prospectus as Appendices A through D. This summary is qualified in its entirety by reference to the Reorganization Agreements.
The Reorganization Agreements provide for: (i) the transfer, as of July 12, 2024 (the “Closing Date”), of all of the assets of each Target Portfolio in exchange for shares of beneficial interest or capital stock, as applicable, of the corresponding Acquiring Portfolio and the assumption by each Acquiring Portfolio of all of the corresponding Target Portfolio’s liabilities; and (ii) the distribution of shares of each Acquiring Portfolio to the shareholders of the corresponding Target Portfolio, as provided for in the Reorganization Agreements in complete liquidation of each Target Portfolio.
Shares of the Target Portfolios have been purchased or acquired by you or at your direction through your qualified pension or retirement plan (“Qualified Plans”) or, at your direction, by your insurance company (“Participating Insurance Company”) through its separate accounts (“Separate Accounts”) to serve as an investment option under your variable annuity and/or variable life contract (“Variable Contract”). The Separate Accounts and Qualified Plans or their trustees, as record owners of the Target Portfolios’ shares are, in most cases, the “shareholders” of record of the Target Portfolios.
Each shareholder of Class I and Class S shares of Balanced, Strategic Allocation Conservative, and Strategic Allocation Growth, and each shareholder of Class ADV, Class I, Class R6, Class S, and Class S2 of Solution Moderately Conservative will hold, immediately after the Closing Date, the corresponding share class of the respective Acquiring Portfolio having an aggregate net asset value equal to the aggregate net asset value of the shares of the applicable Target Portfolio held by that shareholder as of the close of business on the Closing Date.
The obligations of the Portfolios under the Reorganization Agreements are subject to various conditions, including that each Portfolio receives an opinion from the law firm of Ropes & Gray LLP to the effect that the relevant Reorganization will qualify as a tax-free reorganization for U.S. federal income tax purposes. A copy of this opinion will be filed with the SEC shortly after the Closing Date. The Reorganization Agreements also require that each of the Portfolios take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Reorganization Agreements. The Reorganization Agreements may be terminated by mutual agreement of the parties or by one party on certain other grounds. Please refer to Appendices A through D to review the terms and conditions of the Reorganization Agreements.
Expenses of the Reorganizations
All expenses incurred in entering into and carrying out the terms and conditions of each Reorganization, including (without limitation) the costs associated with the preparation of necessary filings with the SEC, printing and distribution of the Information Statement/Prospectus and related materials, legal fees, accounting fees, and securities registration fees, will be paid by the Investment Adviser (or an affiliate), not the applicable Target Portfolio or Acquiring Portfolio. These expenses are estimated to be as follows and do not include the transition costs described in “Portfolio Transitioning” below or any internal administrative expenses incurred and payable by the Investment Adviser (or an affiliate) in notifying plan participants and contract holders.
•
Balanced into Balanced Income: $121,200
•
Solution Moderately Conservative into Solution Conservative: $50,400
•
Strategic Allocation Conservative into Solution Conservative: $98,800
•
Strategic Allocation Growth into Solution Aggressive: $114,500
The Investment Adviser will assume all costs related to a Reorganization if that Reorganization is not consummated.
Portfolio Transitioning
Approximately 35% to 45% of Strategic Allocation Conservative’s assets, 10% to 20% of Solution Moderately Conservative’s assets, 25% to 35% of Strategic Allocation Growth’s assets, and 70% to 80% of Balanced's assets are expected to be repositioned due to portfolio manager decisions in an effort to align each such Target Portfolio's portfolio holdings with the corresponding Acquiring Portfolio during the two weeks prior to the Reorganization. These are estimates and actual amounts that are transitioned may be a greater or lesser percentage of a Target Portfolio’s assets.
Costs of portfolio transitions are measured using implementation shortfall, which measures the change between the market value of a portfolio at the close of the market the day before any trading related to the portfolio transition occurs and the actual price at which the trades are executed during the portfolio transition. Implementation shortfall includes both explicit and implicit transition costs. The explicit transition costs include brokerage commissions, fees, and taxes, and will be paid by the Target Portfolios. Nevertheless, the Investment Adviser reserves the right in its sole discretion to elect to pay all or a portion of such costs. The explicit transition costs for the Portfolios are estimated to be as follows:
•
Balanced: $70,000
•
Solution Moderately Conservative: $3,800
•
Strategic Allocation Conservative: $2,000
•
Strategic Allocation Growth: $6,300
All the other costs of transitioning the Portfolios are considered implicit costs. These include spread costs, market impact costs, and opportunity costs. Quantifying implicit costs is difficult and involves some degree of subjective determinations. These implicit costs will be borne by the Portfolios.
From the close of business on June 28, 2024 through the close of business on July 12, 2024, the Target Portfolios are expected to be in a “transition period.” During the transition period, the Target Portfolios will not be pursuing their investment objectives and strategies. After the Closing Date, Voya IM, as the sub-adviser to the Acquiring Portfolios, may also sell portfolio holdings that it acquired from the Target Portfolios, and the Acquiring Portfolios may not be immediately fully invested in accordance with their stated investment strategies. In addition, each Portfolio may engage in a variety of transition management techniques to facilitate the portfolio transition process, including without limitation, the purchase and sale of baskets of securities and exchange-traded funds, and enter into and close futures contracts or other derivative transactions. Such sales and purchases by the Portfolios during the transition period may be made at a disadvantageous time and could result in potential losses to the Portfolios.
Tax Considerations
The Reorganizations are intended to qualify for U.S. federal income tax purposes as tax-free reorganizations under Section 368 of the Code. Accordingly, pursuant to this treatment, neither the Target Portfolios nor the Separate Accounts and Qualified Plans as their shareholders, nor the Acquiring Portfolios nor the Separate Accounts and Qualified Plans as their shareholders, are expected to recognize any gain or loss for U.S. federal income tax purposes from the transactions contemplated by the Reorganization Agreements. As a condition to the closing of each Reorganization, the Portfolios will receive an opinion from tax counsel to the effect that, on the basis of existing provisions of the Code, U.S. Treasury Regulations promulgated thereunder, current administrative rules, pronouncements and court decisions, and subject to certain qualifications, each Reorganization will qualify as a tax-free reorganization for U.S. federal income tax purposes.
Prior to the Closing Date, each Target Portfolio will pay to the Separate Accounts of Participating Insurance Companies and Qualified Plans that own its shares a distribution consisting of any undistributed investment company taxable income, any net tax-exempt income, and/or any undistributed realized net capital gains, including any net gains realized from any sales of assets prior to the Closing Date, including portfolio transitions in connection with the Reorganizations. Variable Contract owners and participants in Qualified Plans (“Plan Participants”) are not expected to recognize any income or gains for U.S. federal income tax purposes from this cash distribution.
Future Allocation of Premiums
Shares of the Target Portfolios have been purchased at the direction of Variable Contract holders by Participating Insurance Companies through Separate Accounts to fund benefits payable under a Variable Contract. Participating Insurance Companies have advised us that all premiums or transfers to the Target Portfolios will be allocated to the Acquiring Portfolios.
Characteristics of Acquiring Portfolio Shares
The Acquiring Portfolio Shares to be distributed to the corresponding Target Portfolio’s shareholders will have substantially identical legal characteristics as shares of beneficial interest or of capital stock, as applicable, of such Target Portfolio with respect to such matters as voting rights, accessibility, conversion rights, and transferability.
The Target Portfolios and the Acquiring Portfolios, with the exception of Balanced Income, are each organized as a series of a Maryland corporation. Balanced Income is organized as a series of a Massachusetts business trust. The Portfolios are governed by a Board of Directors or Trustees, as applicable, consisting of the same 6 members. For more information on the history of the Portfolios, see each Portfolio’s Statement of Additional Information dated May 1, 2024. The key organizational differences of the Portfolios are described in the tables below.
Balanced	Balanced Income
Removal of Directors: At any meeting of Shareholders duly called for the purpose, any Director may by the vote of a majority of all of the Shares entitled to vote be removed from office.
Removal of Trustees:
A Trustee may be removed at any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal, specifying the date when such removal shall become effective. Trustees may also be removed at any meeting of shareholders of the Trust by a vote of two-thirds of the outstanding shares or by a written declaration executed, without a meeting, by the holders of not less than two-thirds of the outstanding shares.

Special Meetings of Shareholders: Special Meetings of Shareholders may be called by the President or	Special Meetings of Shareholders: Special Meetings of the Trustees shall be held upon the call of the

Balanced	Balanced Income
by the Board of Directors; or shall be called by the President, Secretary or any Director at the request in writing of the holders of not less than 10% of the outstanding voting shares of the capital stock of the Corporation.
Chairman, if any, the President, the Vice President, or any two Trustees, at such time, on such day, and at such place, as shall be designated in the notice of the meeting.

Strategic Allocation Conservative and Strategic Allocation Growth	Solution Aggressive, Solution Conservative, and Solution Moderately Conservative
Special Meetings of Shareholders:
Special Meetings of shareholders may be called by the President or by the Board of Directors; or shall be called by the President, Secretary or any Director at the request in writing of holders of not less than
10% of the outstanding voting shares of the capital stock of the
Corporation.

Special Meetings of Shareholders:
Special Meetings of shareholders may be called by the President or by the Board of Directors; and shall be called by the President, Secretary or any Director at the request in writing of holders of the outstanding voting shares of capital stock of the corporation entitled to cast not less than 50% of the votes entitled to be cast at such meeting.

COMPARISON OF THE PORTFOLIOS
Comparison of the Investment Objectives and Principal Investment Strategies of the Portfolios
The investment objectives and principal investments strategies for the Portfolios are set forth in the charts below.
Balanced and Balanced Income are multi-asset balanced portfolios with a mix of U.S. equity, non-U.S. equity, and fixed income exposures, and both Portfolios have equity portfolios that are dominated by larger market capitalization stocks.
Solution Conservative, Solution Moderately Conservative, and Strategic Allocation Conservative have a multi-asset strategy with a mix of active and passive underlying holdings, with a modest amount of tactical asset allocation; are similarly allocated by market capitalization, region, asset class and style; and have a very similar mix of active and passive Voya and non-Voya underlying holdings.
Solution Aggressive and Strategic Allocation Growth have target risk strategies with the same asset classes being utilized across the suites; engage in a blended approach, combining both active and passive strategies to construct a broadly diversified portfolio for participants; and are open architecture, investing in a combination of proprietary and third-party managers.
Reorganization	Target Portfolio Investment Objectives	Acquiring Portfolio Investment Objectives
Balanced into Balanced Income	The Portfolio seeks total return consisting of capital appreciation (both realized and unrealized) and current income; the secondary investment objective is long-term capital appreciation.	The Portfolio seeks to maximize income while maintaining prospects for capital appreciation.
Solution Moderately Conservative into Solution Conservative	The Portfolio seeks to provide a combination of total return and stability of principal through a diversified asset allocation strategy.	The Portfolio seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Strategic Allocation Conservative into Solution Conservative	The Portfolio seeks to provide total return (i.e., income and capital growth, both realized and unrealized) consistent with preservation of capital.	The Portfolio seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Strategic Allocation Growth into Solution Aggressive	The Portfolio seeks to provide capital appreciation.	The Portfolio seeks growth of capital.
Each Portfolio’s investment objective is non-fundamental and may be changed by a vote of the Board, without shareholder approval. A Portfolio will provide 60 days’ prior written notice of any change in a non-fundamental investment objective.

	Balanced	Balanced Income
Investment Strategies
The Portfolio seeks to achieve its investment objectives by
investing in a diversified portfolio of various asset classes and investment strategies managed by the sub-adviser (the
“Sub-Adviser”). The Portfolio may invest in domestic and
international securities, including emerging markets securities, which may be denominated in foreign currencies or in the
U.S. dollar. The Portfolio may invest in sovereign debt, which

Under normal market conditions, the Portfolio intends to invest approximately 60% of its assets in debt instruments and
approximately 40% of its assets in equity securities (the “Target
Allocation”). The sub-adviser (the “Sub-Adviser”) may deviate from the Target Allocation within the range of +/- 15% relative to the Target Allocation to adjust portfolio exposures and risk in response to changing market conditions. The Portfolio may

Balanced	Balanced Income

is debt issued or guaranteed by foreign (non-U.S.) government entities. The Portfolio may also invest in derivative instruments including futures, swaps (including interest rate swaps, total return swaps, and credit default swaps) and options, among
others for different purposes, including hedging (to seek to offset risks associated with an investment, currency exposure or market conditions), to seek to enhance returns, to earn
income, or as a substitute for a position in an underlying asset.
The Portfolio may also invest in other investment companies, including up to 30% of its net assets in exchange-traded funds
(“ETFs”) to gain exposure to high yield bonds (“junk bonds”), emerging markets debt, and other securities to make tactical asset allocations, minimize risk, and assist in managing cash.
At least fifteen underlying investment companies (including
ETFs) will be available for the Portfolio’s investment at all times and such underlying investment companies may be
changed at the Sub-Adviser’s discretion without notice to
shareholders. The underlying investment companies may or
may not be affiliated with the Investment Adviser.
Equity Portion
Equity securities in which the Portfolio may invest include, but are not limited to: common stocks, preferred stocks,
securities convertible into common stocks, and depositary
receipts. The Portfolio may invest in securities of companies of any market capitalization. The Portfolio may invest in real estate-related securities, including real estate investment trusts
(“REITs”), and natural resource/commodity securities. The
Portfolio is a core product and may invest in either “growth”
securities, “value” securities, or both.
Debt Portion
The debt instruments in which the Portfolio may invest include, but are not limited to, short-, intermediate-, and long-term bonds rated investment grade; international bonds; high-yield bonds rated below investment grade, commonly known as
“junk bonds;” and money market instruments. The Portfolio
may also invest in treasury inflation protected securities,
asset-backed securities, commercial and residential
mortgage-backed securities, other securitized and structured debt instruments (such as collateralized mortgage obligations), and private placements.
While the mix of equity and debt instruments will vary depending on the Sub-Adviser’s outlook on the markets, under normal
circumstances no more than 75% (and no less than 25%) of
the Portfolio’s total assets will be invested in equity securities.
The Sub-Adviser uses a proprietary asset allocation strategy to determine the percentage of the Portfolio’s net assets to invest in each of the investment strategies and asset classes
(the “Target Allocation”). The Target Allocation may be changed by the Sub-Adviser at any time and actual allocations of the
Portfolio’s assets may deviate from the Target Allocation.
The Portfolio may be rebalanced periodically to return to the
Target Allocation.
In evaluating investments for the Portfolio, the Sub-Adviser takes into account a wide variety of factors and considerations to determine whether any or all of those factors or considerations might have a material effect on the value, risks, or prospects of an investment. Among the factors considered, the Sub-Adviser expects typically to take into account environmental, social, and governance (“ESG”) factors to determine whether one
or more factors may have a material effect. In considering
ESG factors, the Sub-Adviser intends to rely primarily on factors identified through its proprietary empirical research and on third-party evaluations of an issuer’s ESG standing. ESG factors will be only one of many considerations in the Sub-Adviser’s evaluation of any potential investment; the extent to which
ESG factors will affect the Sub-Adviser’s decision to invest in an issuer, if at all, will depend on the analysis and judgment of the Sub-Adviser.

be rebalanced periodically to return to the Target Allocation.
Debt Portion
The debt portion of the Portfolio (the “Debt Portion”) is not managed relative to an index, instead the Sub-Adviser seeks
to produce positive returns across varying market conditions.
To seek this goal, the Portfolio has flexibility to invest across a broad range of debt instruments and derivatives without
regard to a benchmark. The Debt Portion generally maintains
a dollar-weighted average duration profile between 0 and 8
years. Duration is a commonly used measure of risk in debt
instruments as it incorporates multiple features of the debt instruments (e.g., yield, coupon, maturity, etc.) into one number.
Duration is a measure of sensitivity of the price of a debt
instrument to a change in interest rates. Duration is a weighted average of the times that interest payments and the final
return of principal are received. The weights are the amounts of the payments discounted by the yield-to-maturity of the
debt instrument. Duration is expressed as a number of years.
The bigger the duration number, the greater the interest rate risk or reward for the debt instrument prices. For example,
the price of a bond with an average duration of 5 years would be expected to fall approximately 5% if market interest rates rose by 1%. Conversely, the price of a bond with an average
duration of 5 years would be expected to rise approximately
5% if market interest rates dropped by 1%.
The Debt Portion may include investment grade securities
and below investment grade securities, commonly referred
to as “junk bonds.” Investment grade securities would be
rated at least BBB- by S&P Global Ratings or Baa3 by Moody’s
Investors Service, Inc. or BBB- by Fitch Ratings or have an
equivalent rating by a nationally recognized statistical rating organization, or if unrated, would be determined by the
Sub-Adviser to be of comparable quality. The Debt Portion
may also invest in floating rate loans, and other floating rate debt instruments.
Debt instruments may be issued by various U.S. and non-U.S.
public or private sector entities (including those located in emerging market countries). Debt instruments may include,
without limitation, bonds, debentures, notes, convertible
securities, commercial paper, loans and related assignments
and participations, corporate debt, asset- and mortgage-backed securities, preferred stock, bank certificates of deposit, fixed time deposits, bankers’ acceptances and money market
instruments, including money market funds denominated in
U.S. dollars or other currencies. Floating rate loans and other floating rate debt instruments include floating rate bonds,
floating rate notes, floating rate debentures, and tranches
of floating rate asset-backed securities, including structured notes, made to, or issued by, U.S. and non-U.S. corporations or other business entities. The Portfolio may also invest in inflation-indexed bonds of varying maturities issued by the
U.S. and non-U.S. governments, their agencies and
instrumentalities, and U.S. and non-U.S. corporations.
Equity Portion
The equity portion of the Portfolio (the “Equity Portion”) includes securities of U.S. and non-U.S. issuers. The Sub-Adviser seeks to maximize total return of the Equity Portion by investing in
U.S. and non-U.S. equity securities with dividend yields the
Sub-Adviser believes are attractive and in companies that
the Sub-Adviser believes have above-average growth prospects.
The Portfolio may invest in real estate-related securities,
including real estate investment trusts (“REITs”).
In managing both the Debt and Equity Portions, the Portfolio may also invest up to 35% of its net assets in other investment companies, including exchange-traded funds (“ETFs”), to the
extent permitted under the Investment Company Act of 1940,
as amended, and the rules and regulations thereunder, and
under the terms of applicable no-action relief or exemptive

Balanced	Balanced Income
The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1∕3% of its total assets.
orders granted thereunder.
The Portfolio may invest up to 25% of its assets in foreign
(non-U.S.) securities, including companies located in countries with emerging securities markets, either directly or through depositary receipts.
The Portfolio may also invest in derivatives, including options, futures, index futures, swaps (including interest rate swaps, total return swaps, and credit default swaps), and currency
forwards, as a substitute for taking a position in an underlying asset, to make tactical asset allocations, to seek to minimize risk, to enhance returns, and/or to assist in managing cash.
In evaluating investments for the Portfolio, the Sub-Adviser takes into account a wide variety of factors and considerations to determine whether any or all of those factors or considerations might have a material effect on the value, risks, or prospects of an investment. Among the factors considered, the Sub-Adviser expects typically to take into account environmental, social, and governance (“ESG”) factors to determine whether one
or more factors may have a material effect. In considering
ESG factors, the Sub-Adviser intends to rely primarily on factors identified through its proprietary empirical research and on third-party evaluations of an issuer’s ESG standing. ESG factors will be only one of many considerations in the Sub-Adviser’s evaluation of any potential investment; the extent to which
ESG factors will affect the Sub-Adviser’s decision to invest in an issuer, if at all, will depend on the analysis and judgment of the Sub-Adviser.
The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.
The Portfolio may lend portfolio securities on a short-term
or long-term basis, up to 33 1∕3% of its total assets.

	Solution Moderately Conservative	Solution Conservative
Investment Strategies
The Portfolio invests primarily in a combination of underlying funds, which are actively managed funds or passively managed funds (index funds) (collectively, the “Underlying Funds”). The
Underlying Funds may or may not be affiliated with the
Investment Adviser. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other debt instruments and the Portfolio uses an asset allocation strategy designed for investors saving for retirement. The Portfolio's current approximate target investment allocation (expressed as a
percentage of its net assets) (the “Target Allocation”) among the Underlying Funds is: 38% in equity securities and 62%
in debt instruments. Although this is the Target Allocation, the actual allocation of the Portfolio's assets may deviate
from the percentages shown.
The Portfolio normally invests at least 80% of its assets in
Underlying Funds affiliated with the Investment Adviser, although the sub-adviser (the “Sub-Adviser”) may in its discretion invest up to 20% of the Portfolio’s assets in Underlying Funds that are not affiliated with the Investment Adviser, including
exchange-traded funds (“ETFs”).
The Target Allocation is measured with reference to the principal investment strategies of the Underlying Funds; actual exposure to equity securities and debt instruments will vary from the
Target Allocation if an Underlying Fund is not substantially invested in accordance with its principal investment strategy.
The Portfolio will deviate from the Target Allocation based
on an assessment of the current market conditions or other
factors. Generally, the deviations fall within the range of +/-
10% relative to the current Target Allocation. The Sub-Adviser may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of

The Portfolio invests primarily in a combination of underlying funds, which are actively managed funds or passively managed funds (index funds) (collectively, the “Underlying Funds”). The
Underlying Funds may or may not be affiliated with the
Investment Adviser. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other debt instruments and the Portfolio uses an asset allocation strategy designed for investors saving for retirement. The Portfolio’s current approximate target investment allocation (expressed as a
percentage of its net assets) (the “Target Allocation”) among the Underlying Funds is: 23% in equity securities and 77%
in debt instruments. Although this is the Target Allocation, the actual allocation of the Portfolio’s assets may deviate
from the percentages shown.
The Portfolio normally invests at least 80% of its assets in
Underlying Funds affiliated with the Investment Adviser, although the sub-adviser (the “Sub-Adviser”) may in its discretion invest up to 20% of the Portfolio’s assets in Underlying Funds that are not affiliated with the Investment Adviser, including
exchange-traded funds (“ETFs”).
The Target Allocation is measured with reference to the principal investment strategies of the Underlying Funds; actual exposure to equity securities and debt instruments will vary from the
Target Allocation if an Underlying Fund is not substantially invested in accordance with its principal investment strategy.
The Portfolio will deviate from the Target Allocation based
on an assessment of the current market conditions or other
factors. Generally, the deviations fall within the range of +/-
10% relative to the current Target Allocation. The Sub-Adviser may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of

Solution Moderately Conservative	Solution Conservative

particular opportunities.
The Underlying Funds provide exposure to a wide range of
traditional asset classes which include, but are not limited to: stocks, bonds, and cash and non-traditional asset classes
(also known as alternative strategies) which include, but are not limited to the following: real estate, commodities, and
floating rate loans.
Equity securities in which the Underlying Funds invest include, but are not limited to the following: domestic and international large-, mid-, and small-capitalization stocks (which may be
growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate-related
securities, including real estate investment trusts (“REITs”);
and natural resource/commodity securities.
Debt instruments in which the Underlying Funds invest include, but are not limited to the following: domestic and international long-, intermediate-, and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” floating rate loans;
and U.S. Treasury Inflation-Protected Securities.
When investing in Underlying Funds, the Sub-Adviser takes
into account a wide variety of factors and considerations,
including among other things the investment strategy employed in the management of a potential Underlying Fund, and the
extent to which an Underlying Fund’s investment adviser
considers environmental, social, and governance (“ESG”) factors as part of its investment process. The manner in which an
investment adviser uses ESG factors in its investment process will be only one of many considerations in the Sub-Adviser’s evaluation of any potential Underlying Fund, and the extent
to which the consideration of ESG factors by an investment
adviser will affect the Sub-Adviser’s decision to invest in an
Underlying Fund, if at all, will depend on the analysis and
judgment of the Sub-Adviser.
The Portfolio may also invest in derivatives, including futures and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, to seek to minimize risk, and to assist in managing cash.
The Portfolio may also allocate in the future to the following asset class: emerging markets debt instruments. There can
be no assurance that this allocation will occur.
The Target Allocation may be changed at any time by the
Sub-Adviser.

particular opportunities.
The Underlying Funds provide exposure to a wide range of
traditional asset classes which include, but are not limited to: stocks, bonds, and cash and non-traditional asset classes
(also known as alternative strategies) which include, but are not limited to the following: real estate, commodities, and
floating rate loans.
Equity securities in which the Underlying Funds invest include, but are not limited to the following: domestic and international large-, mid-, and small-capitalization stocks (which may be
growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate-related
securities, including real estate investment trusts (“REITs”);
and natural resource/commodity securities.
Debt instruments in which the Underlying Funds invest include, but are not limited to the following: domestic and international long-, intermediate-, and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” floating rate loans;
and U.S. Treasury Inflation-Protected Securities.
When investing in Underlying Funds, the Sub-Adviser takes
into account a wide variety of factors and considerations,
including among other things the investment strategy employed in the management of a potential Underlying Fund, and the
extent to which an Underlying Fund’s investment adviser
considers environmental, social, and governance (“ESG”) factors as part of its investment process. The manner in which an
investment adviser uses ESG factors in its investment process will be only one of many considerations in the Sub-Adviser’s evaluation of any potential Underlying Fund, and the extent
to which the consideration of ESG factors by an investment
adviser will affect the Sub-Adviser’s decision to invest in an
Underlying Fund, if at all, will depend on the analysis and
judgment of the Sub-Adviser.
The Portfolio may also invest in derivatives, including futures and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, to seek to minimize risk, and to assist in managing cash.
The Portfolio may also allocate in the future to the following asset class: emerging markets debt instruments. There can
be no assurance that this allocation will occur.
The Target Allocation may be changed at any time by the
Sub-Adviser.

	Strategic Allocation Conservative	Solution Conservative
Investment Strategies
Under normal market conditions, the sub-adviser (the
“Sub-Adviser”) invests the assets of the Portfolio primarily in a combination of other funds (collectively, the “Underlying
Funds”) that, in turn invest, in varying degrees, among several classes of equities, debt instruments, emerging markets debt, and money market instruments. The Portfolio normally invests at least 80% of its assets in Underlying Funds affiliated with the Investment Adviser, although the Sub-Adviser may in its
discretion invest up to 20% of the Portfolio’s assets in Underlying
Funds that are not affiliated with the Investment Adviser,
including exchange-traded funds (“ETFs”).
The Portfolio invests in a combination of Underlying Funds
that reflects a target allocation of approximately 38% of its net assets in equity securities and 62% of its net assets in debt instruments (the “Target Allocation”).
The Portfolio’s assets normally will be invested in accordance with its Target Allocation. As this is a Target Allocation, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocation is measured
with reference to the principal investment strategies of the
Underlying Funds; actual exposure to these asset classes
will vary from the Target Allocation if an Underlying Fund is

The Portfolio invests primarily in a combination of underlying funds, which are actively managed funds or passively managed funds (index funds) (collectively, the “Underlying Funds”). The
Underlying Funds may or may not be affiliated with the
Investment Adviser. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other debt instruments and the Portfolio uses an asset allocation strategy designed for investors saving for retirement. The Portfolio’s current approximate target investment allocation (expressed as a
percentage of its net assets) (the “Target Allocation”) among the Underlying Funds is: 23% in equity securities and 77%
in debt instruments. Although this is the Target Allocation, the actual allocation of the Portfolio’s assets may deviate
from the percentages shown.
The Portfolio normally invests at least 80% of its assets in
Underlying Funds affiliated with the Investment Adviser, although the sub-adviser (the “Sub-Adviser”) may in its discretion invest up to 20% of the Portfolio’s assets in Underlying Funds that are not affiliated with the Investment Adviser, including
exchange-traded funds (“ETFs”).
The Target Allocation is measured with reference to the principal investment strategies of the Underlying Funds; actual exposure

Strategic Allocation Conservative	Solution Conservative

not substantially invested in accordance with its principal
investment strategies. The Portfolio may be rebalanced
periodically to return to the Target Allocation. The Portfolio’s
Target Allocation may be changed, at any time, in accordance with the Portfolio’s asset allocation process. The Portfolio may periodically deviate from the Target Allocation based on an assessment of the current market conditions or other factors.
Generally, the deviations fall in the range of +/- 10% relative to the current Target Allocation. The Investment Adviser may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of
particular opportunities.
The Underlying Funds provide exposure to a wide range of
traditional asset classes which includes stocks, bonds, and
cash; and non-traditional asset classes (also known as
alternative strategies) which includes real estate, commodities, and floating rate loans.
The equity securities in which the Underlying Funds may invest include, but are not limited to, the following: domestic and international large-, mid-, and small-capitalization stocks;
emerging market securities; and real estate-related securities, including real estate investment trusts (“REITs”).
The debt instruments in which the Underlying Funds may invest include, but are not limited to, the following: domestic and international debt instruments including high-yield (high-risk)
securities commonly referred to as “junk bonds” and debt
instruments without limitation on maturity.
The Sub-Adviser may change the Portfolio’s asset allocations, investments in particular Underlying Funds (including Underlying
Funds organized in the future), Target Allocation, or other
investment policies without the approval of shareholders as
it determines necessary to pursue the Portfolio’s investment objective.
When investing in Underlying Funds, the Sub-Adviser takes
into account a wide variety of factors and considerations,
including among other things the investment strategy employed in the management of a potential Underlying Fund, and the
extent to which an Underlying Fund’s investment adviser
considers environmental, social, and governance (“ESG”) factors as part of its investment process. The manner in which an
Underlying Fund’s investment adviser uses ESG factors in
its investment process will be only one of many considerations in the Sub-Adviser’s evaluation of any potential Underlying
Fund, and the extent to which the consideration of ESG factors by an Underlying Fund’s investment adviser will affect the
Sub-Adviser’s decision to invest in an Underlying Fund, if at all, will depend on the analysis and judgment of the Sub-Adviser.
The current group of Underlying Funds in which the Portfolio may invest includes “index plus” funds. Generally these funds seek to outperform a designated index of equity securities
by investing in a portion of the securities included in the index.
Also, some Underlying Funds may use growth or value
investment strategies.
The Portfolio may invest in derivative instruments including futures and swaps (including interest rate swaps, total return swaps, and credit default swaps) to make tactical allocations, as a substitute for taking a position in the underlying asset, and to assist in managing cash.
The Investment Adviser will oversee the Target Allocation and the selection of Underlying Funds by the Sub-Adviser.

to equity securities and debt instruments will vary from the
Target Allocation if an Underlying Fund is not substantially invested in accordance with its principal investment strategy.
The Portfolio will deviate from the Target Allocation based
on an assessment of the current market conditions or other
factors. Generally, the deviations fall within the range of +/-
10% relative to the current Target Allocation. The Sub-Adviser may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of
particular opportunities.
The Underlying Funds provide exposure to a wide range of
traditional asset classes which include, but are not limited to: stocks, bonds, and cash and non-traditional asset classes
(also known as alternative strategies) which include, but are not limited to the following: real estate, commodities, and
floating rate loans.
Equity securities in which the Underlying Funds invest include, but are not limited to the following: domestic and international large-, mid-, and small-capitalization stocks (which may be
growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate-related
securities, including real estate investment trusts (“REITs”);
and natural resource/commodity securities.
Debt instruments in which the Underlying Funds invest include, but are not limited to the following: domestic and international long-, intermediate-, and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” floating rate loans;
and U.S. Treasury Inflation-Protected Securities.
When investing in Underlying Funds, the Sub-Adviser takes
into account a wide variety of factors and considerations,
including among other things the investment strategy employed in the management of a potential Underlying Fund, and the
extent to which an Underlying Fund’s investment adviser
considers environmental, social, and governance (“ESG”) factors as part of its investment process. The manner in which an
investment adviser uses ESG factors in its investment process will be only one of many considerations in the Sub-Adviser’s evaluation of any potential Underlying Fund, and the extent
to which the consideration of ESG factors by an investment
adviser will affect the Sub-Adviser’s decision to invest in an
Underlying Fund, if at all, will depend on the analysis and
judgment of the Sub-Adviser.
The Portfolio may also invest in derivatives, including futures and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, to seek to minimize risk, and to assist in managing cash.
The Portfolio may also allocate in the future to the following asset class: emerging markets debt instruments. There can
be no assurance that this allocation will occur.
The Target Allocation may be changed at any time by the
Sub-Adviser.

	Strategic Allocation Growth	Solution Aggressive
Investment Strategies	Under normal market conditions, the sub-adviser (the “Sub-Adviser”) invests the assets of the Portfolio primarily in a combination of other funds (collectively, the “Underlying	The Portfolio invests primarily in a combination of underlying funds, which are actively managed funds or passively managed funds (index funds) (collectively, the “Underlying Funds”). The

Strategic Allocation Growth	Solution Aggressive

Funds”) that, in turn invest, in varying degrees, among several classes of equities, debt instruments, emerging markets debt, and money market instruments. The Portfolio normally invests at least 80% of its assets in Underlying Funds affiliated with the Investment Adviser, although the Sub-Adviser may in its
discretion invest up to 20% of the Portfolio’s assets in Underlying
Funds that are not affiliated with the Investment Adviser,
including exchange-traded funds (“ETFs”). The Portfolio invests in a combination of Underlying Funds that reflects a target
allocation of approximately 78% of its net assets in equity
securities and 22% of its net assets in debt instruments (the
“Target Allocation”).
The Portfolio’s assets normally will be invested in accordance with its Target Allocation. As this is a Target Allocation, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocation is measured
with reference to the principal investment strategies of the
Underlying Funds; actual exposure to these asset classes
will vary from the Target Allocation if an Underlying Fund is not substantially invested in accordance with its principal
investment strategies. The Portfolio may be rebalanced
periodically to return to the Target Allocation. The Portfolio’s
Target Allocation may be changed, at any time, in accordance with the Portfolio’s asset allocation process. The Portfolio may periodically deviate from the Target Allocation based on an assessment of the current market conditions or other factors.
Generally, the deviations fall in the range of +/- 10% relative to the current Target Allocation. The Investment Adviser may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of
particular opportunities.
The Underlying Funds provide exposure to a wide range of
traditional asset classes which includes stocks, bonds, and
cash; and non-traditional asset classes (also known as
alternative strategies) which includes real estate, commodities, and floating rate loans.
The equity securities in which the Underlying Funds may invest include, but are not limited to, the following: domestic and international large-, mid-, and small-capitalization stocks;
emerging market securities; and real estate-related securities, including real estate investment trusts (“REITs”).
The debt instruments in which the Underlying Funds may invest include, but are not limited to, the following: domestic and international debt instruments including high-yield (high-risk)
securities commonly referred to as “junk bonds” and debt
instruments without limitation on maturity.
The Sub-Adviser may change the Portfolio’s asset allocations, investments in particular Underlying Funds (including Underlying
Funds organized in the future), Target Allocation, or other
investment policies without the approval of shareholders as
it determines necessary to pursue the Portfolio’s investment objective.
When investing in Underlying Funds, the Sub-Adviser takes
into account a wide variety of factors and considerations,
including among other things the investment strategy employed in the management of a potential Underlying Fund, and the
extent to which an Underlying Fund’s investment adviser
considers environmental, social, and governance (“ESG”) factors as part of its investment process. The manner in which an
Underlying Fund’s investment adviser uses ESG factors in
its investment process will be only one of many considerations in the Sub-Adviser’s evaluation of any potential Underlying
Fund, and the extent to which the consideration of ESG factors by an Underlying Fund’s investment adviser will affect the
Sub-Adviser’s decision to invest in an Underlying Fund, if at all, will depend on the analysis and judgment of the Sub-Adviser.
The current group of Underlying Funds in which the Portfolio

Underlying Funds may or may not be affiliated with the
Investment Adviser. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other debt instruments and the Portfolio uses an asset allocation strategy designed for investors saving for retirement. The Portfolio’s current approximate target investment allocation (expressed as a
percentage of its net assets) (the “Target Allocation”) among the Underlying Funds is: 91% in equity securities and 9% in
debt instruments. Although this is the Target Allocation, the actual allocation of the Portfolio’s assets may deviate from the percentages shown.
The Portfolio normally invests at least 80% of its assets in
Underlying Funds affiliated with the Investment Adviser, although the sub-adviser (the “Sub-Adviser”) may in its discretion invest up to 20% of the Portfolio’s assets in Underlying Funds that are not affiliated with the Investment Adviser, including
exchange-traded funds (“ETFs”).
The Target Allocation is measured with reference to the principal investment strategies of the Underlying Funds; actual exposure to equity securities and debt instruments will vary from the
Target Allocation if an Underlying Fund is not substantially invested in accordance with its principal investment strategy.
The Portfolio will deviate from the Target Allocation based
on an assessment of the current market conditions or other
factors. Generally, the deviations fall within the range of +/-
10% relative to the current Target Allocation. The Sub-Adviser may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of
particular opportunities.
The Underlying Funds provide exposure to a wide range of
traditional asset classes which include, but are not limited to: stocks, bonds, and cash and non-traditional asset classes
(also known as alternative strategies) which include, but are not limited to the following: real estate, commodities, and
floating rate loans.
Equity securities in which the Underlying Funds invest include, but are not limited to the following: domestic and international large-, mid-, and small-capitalization stocks (which may be
growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate-related
securities, including real estate investment trusts (“REITs”);
and natural resource/commodity securities.
Debt instruments in which the Underlying Funds invest include, but are not limited to the following: domestic and international long-, intermediate-, and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” floating rate loans;
and U.S. Treasury Inflation-Protected Securities.
When investing in Underlying Funds, the Sub-Adviser takes
into account a wide variety of factors and considerations,
including among other things the investment strategy employed in the management of a potential Underlying Fund, and the
extent to which an Underlying Fund’s investment adviser
considers environmental, social, and governance (“ESG”) factors as part of its investment process. The manner in which an
investment adviser uses ESG factors in its investment process will be only one of many considerations in the Sub-Adviser’s evaluation of any potential Underlying Fund, and the extent
to which the consideration of ESG factors by an investment
adviser will affect the Sub-Adviser’s decision to invest in an
Underlying Fund, if at all, will depend on the analysis and
judgment of the Sub-Adviser.
The Portfolio may also invest in derivatives, including futures and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, to seek to minimize risk, and to assist in managing cash.
The Portfolio may also allocate in the future to the following asset class: emerging markets debt instruments. There can

Strategic Allocation Growth	Solution Aggressive

may invest includes “index plus” funds. Generally these funds seek to outperform a designated index of equity securities
by investing in a portion of the securities included in the index.
Also, some Underlying Funds may use growth or value
investment strategies.
The Portfolio may invest in derivative instruments including futures and swaps (including interest rate swaps, total return swaps, and credit default swaps) to make tactical allocations, as a substitute for taking a position in the underlying asset, and to assist in managing cash.
The Investment Adviser will oversee the Target Allocation and the selection of Underlying Funds by the Sub-Adviser.
be no assurance that this allocation will occur. The Target Allocation may be changed at any time by the Sub-Adviser.
Comparison of the Principal Risks of the Portfolios
The following tables summarize and compare the principal risks of investing in the Portfolios. You could lose money on an investment in the Portfolios. For all Portfolios, except Balanced and Balanced Income, the value of your investment in the Portfolios changes with the values of the Underlying Funds and their investments. The Portfolios are subject to the following principal risks (either directly or indirectly through investments in one or more Underlying Funds). Any of these risks, among others, could affect the Portfolios’ or an Underlying Funds’ performance or cause a Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds. For all Portfolios, except Balanced and Balanced Income, the Portfolios are exposed to most of the principal risks indirectly through investments by the Underlying Funds, and in some cases only through such investments. Unless stated otherwise, in the risk disclosures below, descriptions of investments or activities by “the Portfolio” and related risks refer to investments or activities by the Portfolios or by the Underlying Funds, as the case may be. Similarly, a reference to “the Investment Adviser” or to “the Sub-Adviser” is to the entity responsible for the investments in question, whether by the Portfolios or by the Underlying Funds, as applicable. The principal risks are presented in alphabetical order to facilitate readability, and their order does not imply that the realization of one risk is more likely to occur or have a greater adverse impact than another risk. An investment in the Portfolios is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Risks	Balanced	Balanced Income
Asset Allocation: Investment performance depends on the manager’s skill in allocating assets among the asset classes in which the Portfolio invests and in choosing investments within those asset classes. There is a risk that the manager may allocate assets or investments to or within an asset class that underperforms compared to other asset classes or investments. The Portfolio may underperform funds that allocate their assets differently than the Portfolio, due to differences in the relative performance of asset classes and subsets of asset classes.
✔
Bank Instruments: Bank instruments include certificates of deposit, fixed time deposits, bankers’ acceptances, and other debt and deposit-type obligations issued by banks.
Changes in economic, regulatory, or political conditions, or other events that affect the banking industry may have an adverse effect on bank instruments or banking institutions that serve as counterparties in transactions with the Portfolio. In the event of a bank insolvency or failure, the Portfolio may be considered a general creditor of the bank, and it might lose some or all of the funds deposited with the bank. Even where it is recognized that a bank might be in danger of insolvency or failure, the Portfolio might not be able to withdraw or transfer its money from the bank in time to avoid any adverse effects of the insolvency or failure.
	✔	✔

Risks	Balanced	Balanced Income
China Investing Risks: The Chinese economy is generally considered an emerging and volatile market. Although China has experienced a relatively stable political environment in recent years, there is no guarantee that such stability will be maintained in the future.
Significant portions of the Chinese securities markets may become rapidly illiquid because
Chinese issuers have the ability to suspend the trading of their equity securities under certain circumstances, and have shown a willingness to exercise that option in response to market volatility, epidemics, pandemics, adverse economic, market or political events, and other events. Political, regulatory and diplomatic events, such as the U.S.-China “trade war” that intensified in 2018, could have an adverse effect on the Chinese or Hong Kong economies and on related investments. In addition, U.S. or foreign government restrictions on investments in Chinese companies or other intervention could negatively affect the implementation of the Portfolio's investment strategies, such as by precluding the Portfolio from making certain investments or causing the Portfolio to sell investments at disadvantageous times.
Investing through Bond Connect: Chinese debt instruments trade on the China Interbank
Bond Market (the “CIBM”) and may be purchased through a market access program, known as “Bond Connect,” that is designed to, among other things, enable foreign (non-U.S.)
investment in the People’s Republic of China. There are significant risks inherent in investing in Chinese debt instruments, similar to the risks of investing in debt instruments in other emerging markets. The prices of debt instruments traded on the CIBM may fluctuate significantly due to low trading volume and potential lack of liquidity. The rules to access debt instruments that trade on the CIBM through Bond Connect are relatively new and subject to change, which may adversely affect the Portfolio’s ability to invest in these instruments and to enforce its rights as a beneficial owner of these instruments. Trading through Bond Connect is subject to a number of restrictions that may affect the Portfolio’s investments and returns.
	✔	✔
Company: The price of a company’s stock could decline or underperform for many reasons, including, among others, poor management, financial problems, reduced demand for the company’s goods or services, regulatory fines and judgments, or business challenges. If a company is unable to meet its financial obligations, declares bankruptcy, or becomes insolvent, its stock could become worthless.
	✔	✔
Convertible Securities: Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt instruments, such as interest rate risk and credit risk. In addition, because convertible securities react to changes in the value of the underlying stock, they are subject to market risk.
	✔	✔
Covenant-Lite Loans: Loans in which the Portfolio may invest or to which the Portfolio may gain exposure indirectly through its investments in collateralized debt obligations, CLOs or other types of structured securities may be considered “covenant-lite” loans. Covenant-lite refers to loans which do not incorporate traditional performance-based financial maintenance covenants. Covenant-lite does not refer to a loan’s seniority in a borrower’s capital structure nor to a lack of the benefit from a legal pledge of the borrower’s assets and does not necessarily correlate to the overall credit quality of the borrower. Covenant-lite loans generally do not include terms which allow a lender to take action based on a borrower’s performance relative to its covenants. Such actions may include the ability to renegotiate and/or re-set the credit spread on the loan with a borrower, and even to declare a default or force the borrower into bankruptcy restructuring if certain criteria are breached. Covenant-lite loans typically still provide lenders with other covenants that restrict a borrower from incurring additional debt or engaging in certain actions. Such covenants can only be breached by an affirmative action of the borrower, rather than by a deterioration in the borrower’s financial condition. Accordingly, the Portfolio may have fewer rights against a borrower when it invests in, or has exposure to, covenant-lite loans and, accordingly, may have a greater risk of loss on such investments as compared to investments in, or exposure to, loans with additional or more conventional covenants.
✔
Credit: The Portfolio could lose money if the issuer or guarantor of a debt instrument in which the Portfolio invests, or the counterparty to a derivative contract the Portfolio entered into, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services, or otherwise) as unable or unwilling, to meet its financial obligations.
Asset-backed (including mortgage-backed) securities that are not issued by U.S.
government agencies may have a greater risk of default because they are not guaranteed by either the U.S. government or an agency or instrumentality of the U.S. government. The credit quality of typical asset-backed securities depends primarily on the credit quality of the underlying assets and the structural support (if any) provided to the securities.
	✔	✔

Risks	Balanced	Balanced Income
Credit Default Swaps: The Portfolio may enter into credit default swaps, either as a buyer or a seller of the swap. A buyer of a credit default swap is generally obligated to pay the seller an upfront or a periodic stream of payments over the term of the contract until a credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount if the swap is cash settled. As a seller of a credit default swap, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the
Portfolio would be subject to investment exposure on the full notional value of the swap.
Credit default swaps are particularly subject to counterparty, credit, valuation, liquidity, and leveraging risks and the risk that the swap may not correlate with its reference obligation as expected. Certain standardized credit default swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity; however, there is no assurance that it will achieve that result, and, in the meantime, central clearing and related requirements expose the Portfolio to new kinds of costs and risks. In addition, credit default swaps expose the Portfolio to the risk of improper valuation.
	✔	✔
Currency: To the extent that the Portfolio invests directly or indirectly in foreign (non-U.S.)
currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Portfolio through foreign currency exchange transactions.
	✔	✔
Deflation: Deflation occurs when prices throughout the economy decline over time—the opposite of inflation. Unless repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed, when there is deflation, the principal and income of an inflation-protected bond will decline and could result in losses.
	✔	✔
Derivative Instruments: Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying asset, reference rate, or index credit risk with respect to the counterparty, risk of loss due to changes in market interest rates, liquidity risk, valuation risk, and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the
Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Portfolio and exaggerate any increase or decrease in the net asset value.
Derivatives may not perform as expected, so the Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the asset, reference rate, or index being hedged. When used as an alternative or substitute for direct cash investment, the return provided by the derivative may not provide the same return as direct cash investment.
	✔	✔
Dividend: Companies that issue dividend yielding equity securities are not required to continue to pay dividends on such securities. Therefore, there is a possibility that such companies could reduce or eliminate the payment of dividends in the future. As a result, the Portfolio’s ability to execute its investment strategy may be limited.
✔
Environmental, Social, and Governance (Equity): The Sub-Adviser’s consideration of ESG factors in selecting investments for the Portfolio is based on information that is not standardized, some of which can be qualitative and subjective by nature. The Sub-Adviser’s assessment of ESG factors in respect of a company may rely on third party data that might be incorrect or based on incomplete or inaccurate information. There is no minimum percentage of the Portfolio’s assets that will be invested in companies that the Sub-Adviser views favorably in light of ESG factors, and the Sub-Adviser may choose not to invest in companies that compare favorably to other companies on the basis of ESG factors. It is possible that the Portfolio will have less exposure to certain companies due to the
Sub-Adviser’s assessment of ESG factors than other comparable mutual funds. There can be no assurance that an investment selected by the Sub-Adviser, which includes its consideration of ESG factors, will provide more favorable investment performance than another potential investment, and such an investment may, in fact, underperform other potential investments.
✔

Risks	Balanced	Balanced Income
Environmental, Social, and Governance (Fixed Income): The Sub-Adviser’s consideration of
ESG factors in selecting investments for the Portfolio is based on information that is not standardized, some of which can be qualitative and subjective by nature. The Sub-Adviser’s assessment of ESG factors in respect of obligations of an issuer may rely on third party data that might be incorrect or based on incomplete or inaccurate information. There is no minimum percentage of the Portfolio’s assets that will be invested in obligations of issuers that the Sub-Adviser views favorably in light of ESG factors, and the Sub-Adviser may choose not to invest in obligations of issuers that compare favorably to obligations of other issuers on the basis of ESG factors. It is possible that the Portfolio will have less exposure to obligations of certain issuers due to the Sub-Adviser’s assessment of ESG factors than other comparable mutual funds. There can be no assurance that an investment selected by the Sub-Adviser, which includes its consideration of ESG factors, will provide more favorable investment performance than another potential investment, and such an investment may, in fact, underperform other potential investments.
	✔	✔
Floating Rate Loans: In the event a borrower fails to pay scheduled interest or principal payments on a floating rate loan (which can include certain bank loans), the Portfolio will experience a reduction in its income and a decline in the market value of such floating rate loan. If a floating rate loan is held by the Portfolio through another financial institution, or the Portfolio relies upon another financial institution to administer the loan, the receipt of scheduled interest or principal payments may be subject to the credit risk of such financial institution. Investors in floating rate loans may not be afforded the protections of the anti-fraud provisions of the Securities Act of 1933, as amended, and the Securities
Exchange Act of 1934, as amended, because loans may not be considered “securities”
under such laws. Additionally, the value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the borrower’s obligations under the loan, and such collateral may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale. Transactions in loans typically settle on a delayed basis and may take longer than 7 days to settle. As a result, the Portfolio may not receive the proceeds from a sale of a floating rate loan for a significant period of time. Delay in the receipts of settlement proceeds may impair the ability of the Portfolio to meet its redemption obligations, and may limit the ability of the
Portfolio to repay debt, pay dividends, or to take advantage of new investment opportunities.
✔
Foreign (Non-U.S.) Investments/Developing and Emerging Markets: Investing in foreign
(non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due, in part, to: smaller markets; differing reporting, accounting, auditing, and financial reporting standards and practices; nationalization, expropriation, or confiscatory taxation;
foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; and political changes or diplomatic developments, which may include the imposition of economic sanctions (or the threat of new or modified sanctions) or other measures by the U.S. or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country, or region may adversely impact investments or issuers in another market, country, or region. Foreign (non-U.S.) investment risks may be greater in developing and emerging markets than in developed markets.
	✔	✔
Growth Investing: Prices of growth-oriented stocks are more sensitive to investor perceptions of the issuer’s growth potential and may fall quickly and significantly if investors suspect that actual growth may be less than expected. There is a risk that funds that invest in growth-oriented stocks may underperform other funds that invest more broadly. Growth-oriented stocks tend to be more volatile than value-oriented stocks, and may underperform the market as a whole over any given time period.
✔
High-Yield Securities: Lower-quality securities (including securities that are or have fallen below investment grade and are classified as “junk bonds” or “high-yield securities”) have greater credit risk and liquidity risk than higher-quality (investment grade) securities, and their issuers’ long-term ability to make payments is considered speculative. Prices of lower-quality bonds or other debt instruments are also more volatile, are more sensitive to negative news about the economy or the issuer, and have greater liquidity risk and price volatility.
	✔	✔

Risks	Balanced	Balanced Income
Inflation-Indexed Bonds: If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently, the interest payable on these bonds (calculated with respect to a smaller principal amount) will be reduced. In addition, inflation-indexed bonds are subject to the usual risks associated with debt instruments, such as interest rate and credit risk. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
	✔	✔
Interest in Loans: The value and the income streams of interests in loans (including participation interests in lease financings and assignments in secured variable or floating rate loans) will decline if borrowers delay payments or fail to pay altogether. A significant rise in market interest rates could increase this risk. Although loans may be fully collateralized when purchased, such collateral may become illiquid or decline in value.
✔
Interest Rate: A rise in market interest rates generally results in a fall in the value of bonds and other debt instruments; conversely, values generally rise as market interest rates fall.
Interest rate risk is generally greater for debt instruments than floating-rate instruments.
The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is to changes in market interest rates. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rate. As of the date of this
Information Statement/Prospectus, the U.S. has recently experienced a rising market interest rate environment, which may increase the Portfolio’s exposure to risks associated with rising market interest rates. Rising market interest rates have unpredictable effects on the markets and may expose debt and related markets to heightened volatility. To the extent that the Portfolio invests in debt instruments, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in debt markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in debt markets. Further, recent and potential future changes in government policy may affect interest rates. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose debt and related markets to heightened volatility. Changes to monetary policy by the U.S. Federal Reserve
Board or other regulatory actions could expose debt and related markets to heightened volatility, interest rate sensitivity, and reduced liquidity, which may impact the Portfolio’s operations and return potential.
	✔	✔
Investment Model: The Sub-Adviser’s proprietary model may not adequately take into account existing or unforeseen market factors or the interplay between such factors, and there is no guarantee that the use of the investment model will result in effective investment decisions for the Portfolio. Volatility management techniques may not always be successful in reducing volatility, may not protect against market declines, and may limit the
Portfolio’s participation in market gains, negatively impacting performance even during periods when the market is rising. During sudden or significant market rallies, such underperformance may be significant. Moreover, volatility management strategies may increase portfolio transaction costs, which may increase losses or reduce gains. The
Portfolio’s volatility may not be lower than that of the Portfolio’s Index during all market cycles due to market factors. Portfolios that are actively managed, in whole or in part, according to a quantitative investment model can perform differently from the market, based on the investment model and the factors used in the analysis, the weight placed on each factor, and changes from the factors’ historical trends. Mistakes in the construction and implementation of the investment models (including, for example, data problems and/or software issues) may create errors or limitations that might go undetected or are discovered only after the errors or limitations have negatively impacted performance.
✔
Liquidity: If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, exposing the Portfolio to the risk that the prices at which it sells illiquid securities will be less than the prices at which they were valued when held by the Portfolio, which could cause the Portfolio to lose money. The prices of illiquid securities may be more volatile than more liquid securities, and the risks associated with illiquid securities may be greater in times of financial stress.
	✔	✔

Risks	Balanced	Balanced Income
Market: The market values of securities will fluctuate, sometimes sharply and unpredictably, based on overall economic conditions, governmental actions or intervention, market disruptions caused by trade disputes or other factors, political developments, and other factors. Prices of equity securities tend to rise and fall more dramatically than those of debt instruments. Additionally, legislative, regulatory, or tax policies or developments may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Portfolio to achieve its investment objectives.
	✔	✔
Market Capitalization: Stocks fall into three broad market capitalization categories: large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-capitalization companies causing a fund that invests in these companies to increase in value more rapidly than a fund that invests in large-capitalization companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, more limited publicly available information, and a more limited trading market for their stocks as compared with large-capitalization companies. As a result, stocks of mid- and small-capitalization companies may be more volatile and may decline significantly in market downturns.
	✔	✔
Market Disruption and Geopolitical: The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets.
Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on
U.S., and global economies and markets, generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of the Portfolio’s investments, including beyond the Portfolio’s direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have recently experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Portfolio’s investments. Any of these occurrences could disrupt the operations of the Portfolio and of the Portfolio’s service providers.
	✔	✔
Mortgage- and/or Asset-Backed Securities: Defaults on, or low credit quality or liquidity of, the underlying assets of the asset-backed (including mortgage-backed) securities may impair the value of these securities and result in losses. There may be limitations on the enforceability of any security interest or collateral granted with respect to those underlying assets, and the value of collateral may not satisfy the obligation upon default. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of debt instruments.
	✔	✔
Natural Resources/Commodity Securities: The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices.
This risk is exacerbated for those natural resources companies that own the underlying commodity.
✔

Risks	Balanced	Balanced Income
Other Investment Companies: The main risk of investing in other investment companies, including ETFs, is the risk that the value of an investment company’s underlying investments might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the Portfolio’s expenses. The investment policies of the other investment companies may not be the same as those of the Portfolio; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Portfolio is typically subject. In addition, shares of ETFs may trade at a premium or discount to net asset value and are subject to secondary market trading risks. Secondary markets may be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods in times of market stress because market makers and authorized participants may step away from making a market in an ETF’s shares, which could cause a material decline in the ETF’s net asset value.
	✔	✔
Prepayment and Extension: Many types of debt instruments are subject to prepayment and extension risk. Prepayment risk is the risk that the issuer of a debt instrument will pay back the principal earlier than expected. This risk is heightened in a falling market interest rate environment. Prepayment may expose the Portfolio to a lower rate of return upon reinvestment of principal. Also, if a debt instrument subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Extension risk is the risk that the issuer of a debt instrument will pay back the principal later than expected. This risk is heightened in a rising market interest rate environment. This may negatively affect performance, as the value of the debt instrument decreases when principal payments are made later than expected. Additionally, the
Portfolio may be prevented from investing proceeds it would have received at a given time at the higher prevailing interest rates.
	✔	✔
Real Estate Companies and Real Estate Investment Trusts: Investing in real estate companies and REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, market interest rates, zoning laws, regulatory limitations on rents, property taxes, overbuilding, high foreclosure rates, and operating expenses in addition to terrorist attacks, wars, or other acts that destroy real property. In addition, REITs may also be affected by tax and regulatory requirements in that a REIT may not qualify for favorable tax treatment or regulatory exemptions. Investments in
REITs are affected by the management skill of the REIT’s sponsor. The Portfolio will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests.
	✔	✔
Securities Lending: Securities lending involves two primary risks: “investment risk” and
“borrower default risk.” When lending securities, the Portfolio will receive cash or U.S.
government securities as collateral. Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Portfolio to be more volatile. The use of leverage may increase expenses and increase the impact of the
Portfolio’s other risks.
	✔	✔
Sovereign Debt: Sovereign debt is issued or guaranteed by foreign (non-U.S.) government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt due to cash flow problems, insufficient foreign currency reserves, political considerations, social changes, the relative size of its debt position to its economy, or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting amounts owed on sovereign debt that a government does not pay.
	✔	✔
U.S. Government Securities and Obligations: U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies, or government-sponsored enterprises.
U.S. government securities are subject to market risk and interest rate risk, and may be subject to varying degrees of credit risk.
	✔	✔

Risks	Balanced	Balanced Income
Value Investing: Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in market interest rates, corporate earnings and industrial production. The manager may be wrong in its assessment of a company’s value and the securities the Portfolio holds may not reach their full values.
Risks associated with value investing include that a security that is perceived by the manager to be undervalued may actually be appropriately priced and, thus, may not appreciate and provide anticipated capital growth. The market may not favor value-oriented securities and may not favor equities at all. During those periods, the Portfolio’s relative performance may suffer. There is a risk that funds that invest in value-oriented securities may underperform other funds that invest more broadly.
✔

Risks	Solution Moderately Conservative	Strategic Allocation Conservative	Solution Conservative
Affiliated Underlying Funds: The Sub-Adviser’s selection of Underlying
Funds presents conflicts of interest. The net management fee revenue received or costs incurred by the Sub-Adviser and its affiliates will vary depending on the Underlying Funds it selects for the Portfolio, and the Sub-Adviser will have an incentive to select the Underlying
Funds (whether or not affiliated with the Sub-Adviser) that will result in the greatest net management fee revenue or lowest costs to the
Sub-Adviser and its affiliates, even if that results in increased expenses and potentially less favorable investment performance for the Portfolio. The Sub-Adviser may prefer to invest in an affiliated
Underlying Fund over an unaffiliated Underlying Fund because the investment may be beneficial to the Sub-Adviser in managing the affiliated Underlying Fund by helping the affiliated Underlying Fund achieve economies of scale or by enhancing cash flows to the affiliated Underlying Fund. For similar reasons, the Sub-Adviser may have an incentive to delay or decide against the sale of interests held by the Portfolio in affiliated Underlying Funds, and the Sub-Adviser may implement Underlying Fund changes in a manner intended to minimize the disruptive effects and added costs of those changes to affiliated Underlying Funds. Although the Portfolio may invest a portion of its assets in unaffiliated Underlying Funds, there is no assurance that it will do so even in cases where the unaffiliated
Underlying Funds incur lower fees or have achieved better historical investment performance than the comparable affiliated Underlying
Funds.
	✔	✔	✔
Asset Allocation: Investment performance depends on the manager’s skill in allocating assets among the asset classes in which the
Portfolio invests and in choosing investments within those asset classes. There is a risk that the manager may allocate assets or investments to or within an asset class that underperforms compared to other asset classes or investments. The Portfolio may
underperform funds that allocate their assets differently than the
Portfolio, due to differences in the relative performance of asset classes and subsets of asset classes.
	✔	✔	✔
Bank Instruments: Bank instruments include certificates of deposit, fixed time deposits, bankers’ acceptances, and other debt and deposit-type obligations issued by banks. Changes in economic, regulatory, or political conditions, or other events that affect the banking industry may have an adverse effect on bank instruments or banking institutions that serve as counterparties in transactions with the Portfolio. In the event of a bank insolvency or failure, the Portfolio may be considered a general creditor of the bank, and it might lose some or all of the funds deposited with the bank. Even where it is recognized that a bank might be in danger of insolvency or failure, the
Portfolio might not be able to withdraw or transfer its money from the bank in time to avoid any adverse effects of the insolvency or failure.
✔

Risks	Solution Moderately Conservative	Strategic Allocation Conservative	Solution Conservative
Cash/Cash Equivalents: Investments in cash or cash equivalents may lower returns and result in potential lost opportunities to participate in market appreciation which could negatively impact the Portfolio’s performance and ability to achieve its investment objective.
	✔	✔	✔
China Investing Risks: The Chinese economy is generally considered an emerging and volatile market. Although China has experienced a relatively stable political environment in recent years, there is no guarantee that such stability will be maintained in the future.
Significant portions of the Chinese securities markets may become rapidly illiquid because Chinese issuers have the ability to suspend the trading of their equity securities under certain circumstances, and have shown a willingness to exercise that option in response to market volatility, epidemics, pandemics, adverse economic, market or political events, and other events. Political, regulatory and diplomatic events, such as the U.S.-China “trade war” that intensified in 2018, could have an adverse effect on the Chinese or Hong Kong economies and on related investments. In addition, U.S. or foreign government restrictions on investments in Chinese companies or other
intervention could negatively affect the implementation of the
Portfolio's investment strategies, such as by precluding the Portfolio from making certain investments or causing the Portfolio to sell investments at disadvantageous times.
Investing through Stock Connect: Shares in mainland China-based companies that trade on Chinese stock exchanges such as the
Shanghai Stock Exchange and the Shenzhen Stock Exchange (“China
A-Shares”) may be purchased directly or indirectly through the
Shanghai-Hong Kong Stock Connect (“Stock Connect”), a mutual market access program designed to, among other things, enable foreign investment in the People’s Republic of China (“PRC”) via brokers in Hong Kong. There are significant risks inherent in investing in China A-Shares through Stock Connect. The underdeveloped state of PRC’s investment and banking systems subjects the settlement, clearing, and registration of China A-Shares transactions to heightened risks. Stock Connect can only operate when both PRC and
Hong Kong markets are open for trading and when banking services are available in both markets on the corresponding settlement days.
As such, if either or both markets are closed on a U.S. trading day, the Portfolio may not be able to dispose of its China A-Shares in a timely manner, which could adversely affect the Portfolio’s
performance.
	✔	✔	✔
Commodities: Commodity prices can have significant volatility, and exposure to commodities can cause the net asset value of the
Portfolio’s shares to decline or fluctuate in a rapid and unpredictable manner. A liquid secondary market may not exist for certain
commodity-related investments, which may make it difficult for the
Portfolio to sell them at a desirable price or time.
	✔	✔	✔
Company: The price of a company’s stock could decline or
underperform for many reasons, including, among others, poor management, financial problems, reduced demand for the company’s goods or services, regulatory fines and judgments, or business challenges. If a company is unable to meet its financial obligations, declares bankruptcy, or becomes insolvent, its stock could become worthless.
	✔	✔	✔
Credit: The Portfolio could lose money if the issuer or guarantor of a debt instrument in which the Portfolio invests, or the counterparty to a derivative contract the Portfolio entered into, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services, or otherwise) as unable or unwilling, to meet its financial obligations.
	✔	✔	✔

Risks	Solution Moderately Conservative	Strategic Allocation Conservative	Solution Conservative
Credit Default Swaps: The Portfolio may enter into credit default swaps, either as a buyer or a seller of the swap. A buyer of a credit default swap is generally obligated to pay the seller an upfront or a periodic stream of payments over the term of the contract until a credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount if the swap is cash settled. As a seller of a credit default swap, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the full notional value of the swap. Credit default swaps are particularly subject to
counterparty, credit, valuation, liquidity, and leveraging risks and the risk that the swap may not correlate with its reference obligation as expected. Certain standardized credit default swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity; however, there is no assurance that it will achieve that result, and, in the meantime, central clearing and related requirements expose the Portfolio to new kinds of costs and risks. In addition, credit default swaps expose the
Portfolio to the risk of improper valuation.
	✔	✔	✔
Currency: To the extent that the Portfolio invests directly or indirectly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the
U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Portfolio through foreign currency exchange transactions.
	✔	✔	✔
Deflation: Deflation occurs when prices throughout the economy decline over time—the opposite of inflation. Unless repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed, when there is deflation, the principal and income of an inflation-protected bond will decline and could result in losses.
	✔		✔
Derivative Instruments: Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying asset, reference rate, or index credit risk with respect to the counterparty, risk of loss due to changes in market interest rates, liquidity risk, valuation risk, and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Portfolio and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so the
Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the asset, reference rate, or index being hedged. When used as an alternative or substitute for direct cash investment, the return provided by the derivative may not provide the same return as direct cash investment.
	✔	✔	✔

Risks	Solution Moderately Conservative	Strategic Allocation Conservative	Solution Conservative
Environmental, Social, and Governance (Funds-of-Funds): The
Sub-Adviser’s consideration of ESG factors in selecting Underlying
Funds for investment by the Portfolio is based on information that is not standardized, some of which can be qualitative and subjective by nature. There is no minimum percentage of the Portfolio’s assets that will be allocated to Underlying Funds on the basis of ESG factors, and the Sub-Adviser may choose to select Underlying Funds on the basis of factors or considerations other than ESG factors. It is possible that the Portfolio will have less exposure to ESG-focused strategies than other comparable mutual funds. There can be no assurance that an
Underlying Fund selected by the Sub-Adviser, which includes its consideration of ESG factors, will provide more favorable investment performance than another potential Underlying Fund, and such an
Underlying Fund may, in fact, underperform other potential Underlying
Funds.
	✔	✔	✔
Floating Rate Loans: In the event a borrower fails to pay scheduled interest or principal payments on a floating rate loan (which can include certain bank loans), the Portfolio will experience a reduction in its income and a decline in the market value of such floating rate loan. If a floating rate loan is held by the Portfolio through another financial institution, or the Portfolio relies upon another financial institution to administer the loan, the receipt of scheduled interest or principal payments may be subject to the credit risk of such financial institution. Investors in floating rate loans may not be afforded the protections of the anti-fraud provisions of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended, because loans may not be considered “securities” under such laws.
Additionally, the value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the borrower’s obligations under the loan, and such collateral may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale. Transactions in loans typically settle on a delayed basis and may take longer than 7 days to settle. As a result, the Portfolio may not receive the proceeds from a sale of a floating rate loan for a significant period of time.
Delay in the receipts of settlement proceeds may impair the ability of the Portfolio to meet its redemption obligations, and may limit the ability of the Portfolio to repay debt, pay dividends, or to take advantage of new investment opportunities.
	✔	✔	✔
Foreign (Non-U.S.) Investments/Developing and Emerging Markets:
Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due, in part, to: smaller markets; differing reporting, accounting, auditing, and financial reporting standards and practices; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; and political changes or diplomatic developments, which may include the imposition of economic sanctions (or the threat of new or modified sanctions) or other measures by the U.S. or other
governments and supranational organizations. Markets and
economies throughout the world are becoming increasingly
interconnected, and conditions or events in one market, country, or region may adversely impact investments or issuers in another market, country, or region. Foreign (non-U.S.) investment risks may be greater in developing and emerging markets than in developed markets.
	✔	✔	✔

Risks	Solution Moderately Conservative	Strategic Allocation Conservative	Solution Conservative
Growth Investing: Prices of growth-oriented stocks are more sensitive to investor perceptions of the issuer’s growth potential and may fall quickly and significantly if investors suspect that actual growth may be less than expected. There is a risk that funds that invest in growth-oriented stocks may underperform other funds that invest more broadly. Growth-oriented stocks tend to be more volatile than value-oriented stocks, and may underperform the market as a whole over any given time period.
	✔	✔	✔
High-Yield Securities: Lower-quality securities (including securities that are or have fallen below investment grade and are classified as “junk bonds” or “high-yield securities”) have greater credit risk and liquidity risk than higher-quality (investment grade) securities, and their issuers’ long-term ability to make payments is considered speculative.
Prices of lower-quality bonds or other debt instruments are also more volatile, are more sensitive to negative news about the economy or the issuer, and have greater liquidity risk and price volatility.
	✔	✔	✔
Index Strategy (Funds-of-Funds): An Underlying Fund (or a portion of the Underlying Fund) that seeks to track an index’s performance and does not use defensive strategies or attempt to reduce its exposure to poor performing securities in an index may underperform the overall market (each, an “Underlying Index Fund”). To the extent an
Underlying Index Fund’s investments track its target index, such
Underlying Index Fund may underperform other funds that invest more broadly. Errors in index data, index computations or the construction of the index in accordance with its methodology may occur from time to time and may not be identified and corrected by the index provider for a period of time or at all, which may have an adverse impact on the Portfolio. The correlation between an Underlying Index Fund’s performance and index performance may be affected by the timing of purchases and redemptions of the Underlying Index Fund’s shares.
The correlation between an Underlying Index Fund’s performance and index performance will be reduced by the Underlying Index Fund’s expenses and could be reduced by the timing of purchases and redemptions of the Underlying Index Fund’s shares. In addition, an
Underlying Index Fund’s actual holdings might not match the index and an Underlying Index Fund’s effective exposure to index securities at any given time may not precisely correlate. When deciding between
Underlying Index Funds benchmarked to the same index, the manager may not select the Underlying Index Fund with the lowest expenses. In particular, when deciding between Underlying Index Funds
benchmarked to the same index, the manager will generally select an affiliated Underlying Index Fund, even when the affiliated Underlying
Index Fund has higher expenses than an unaffiliated Underlying Index
Fund. When the Portfolio invests in an affiliated Underlying Index Fund with higher expenses, the Portfolio’s performance will be lower than if the Portfolio had invested in an Underlying Index Fund with
comparable performance but lower expenses (although any expense limitation arrangements in place at the time might have the effect of limiting or eliminating the amount of that underperformance). The manager may select an unaffiliated Underlying Index Fund, including an ETF, over an affiliated Underlying Index Fund benchmarked to the same index when the manager believes making an investment in the affiliated Underlying Index Fund would be disadvantageous to the affiliated Underlying Index Fund, such as when the Portfolio is investing on a short-term basis.
	✔	✔	✔

Risks	Solution Moderately Conservative	Strategic Allocation Conservative	Solution Conservative
Inflation-Indexed Bonds: If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently, the interest payable on these bonds (calculated with respect to a smaller principal amount) will be reduced. In addition, inflation-indexed bonds are subject to the usual risks associated with debt instruments, such as interest rate and credit risk. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
	✔		✔
Interest in Loans: The value and the income streams of interests in loans (including participation interests in lease financings and assignments in secured variable or floating rate loans) will decline if borrowers delay payments or fail to pay altogether. A significant rise in market interest rates could increase this risk. Although loans may be fully collateralized when purchased, such collateral may become illiquid or decline in value.
✔
Interest Rate: A rise in market interest rates generally results in a fall in the value of bonds and other debt instruments; conversely, values generally rise as market interest rates fall. Interest rate risk is generally greater for debt instruments than floating-rate instruments.
The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is to changes in market interest rates. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rate. As of the date of this
Information Statement/Prospectus, the U.S. has recently experienced a rising market interest rate environment, which may increase the
Portfolio’s exposure to risks associated with rising market interest rates. Rising market interest rates have unpredictable effects on the markets and may expose debt and related markets to heightened volatility. To the extent that the Portfolio invests in debt instruments, an increase in market interest rates may lead to increased
redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in debt markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in debt markets. Further, recent and potential future changes in government policy may affect interest rates. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose debt and related markets to heightened volatility. Changes to monetary policy by the U.S. Federal Reserve Board or other regulatory actions could expose debt and related markets to heightened
volatility, interest rate sensitivity, and reduced liquidity, which may impact the Portfolio’s operations and return potential.
	✔	✔	✔
Liquidity: If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, exposing the
Portfolio to the risk that the prices at which it sells illiquid securities will be less than the prices at which they were valued when held by the Portfolio, which could cause the Portfolio to lose money. The prices of illiquid securities may be more volatile than more liquid securities, and the risks associated with illiquid securities may be greater in times of financial stress.
	✔	✔	✔

Risks	Solution Moderately Conservative	Strategic Allocation Conservative	Solution Conservative
Market: The market values of securities will fluctuate, sometimes sharply and unpredictably, based on overall economic conditions, governmental actions or intervention, market disruptions caused by trade disputes or other factors, political developments, and other factors. Prices of equity securities tend to rise and fall more dramatically than those of debt instruments. Additionally, legislative, regulatory, or tax policies or developments may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Portfolio to achieve its investment objectives.
	✔	✔	✔
Market Capitalization: Stocks fall into three broad market
capitalization categories: large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-capitalization companies causing a fund that invests in these companies to increase in value more rapidly than a fund that invests in large-capitalization companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, more limited publicly available information, and a more limited trading market for their stocks as compared with large-capitalization companies. As a result, stocks of mid- and small-capitalization companies may be more volatile and may decline significantly in market downturns.
	✔	✔	✔

Risks	Solution Moderately Conservative	Strategic Allocation Conservative	Solution Conservative
Market Disruption and Geopolitical: The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing
interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the
United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S., and global economies and markets, generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets.
Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of the Portfolio’s investments, including beyond the Portfolio’s direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial.
A number of U.S. domestic banks and foreign (non-U.S.) banks have recently experienced financial difficulties and, in some cases, failures.
There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.)
economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.)
financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Portfolio’s investments. Any of these occurrences could disrupt the operations of the Portfolio and of the Portfolio’s service providers.
	✔	✔	✔
Natural Resources/Commodity Securities: The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying
commodity.
	✔		✔
Prepayment and Extension: Many types of debt instruments are subject to prepayment and extension risk. Prepayment risk is the risk that the issuer of a debt instrument will pay back the principal earlier than expected. This risk is heightened in a falling market interest rate environment. Prepayment may expose the Portfolio to a lower rate of return upon reinvestment of principal. Also, if a debt instrument subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Extension risk is the risk that the issuer of a debt instrument will pay back the principal later than expected. This risk is heightened in a rising market interest rate environment. This may negatively affect performance, as the value of the debt instrument decreases when principal payments are made later than expected. Additionally, the Portfolio may be prevented from investing proceeds it would have received at a given time at the higher prevailing interest rates.
	✔	✔	✔

Risks	Solution Moderately Conservative	Strategic Allocation Conservative	Solution Conservative
Real Estate Companies and Real Estate Investment Trusts: Investing in
real estate companies and REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, market interest rates, zoning laws, regulatory limitations on rents, property taxes, overbuilding, high foreclosure rates, and operating expenses in addition to terrorist attacks, wars, or other acts that destroy real property. In addition, REITs may also be affected by tax and regulatory requirements in that a REIT may not qualify for favorable tax treatment or regulatory exemptions. Investments in REITs are affected by the management skill of the REIT’s sponsor. The Portfolio will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests.
	✔	✔	✔
Underlying Funds: Because the Portfolio invests primarily in Underlying
Funds, the investment performance of the Portfolio is directly related to the investment performance of the Underlying Funds in which it invests. When the Portfolio invests in an Underlying Fund, it is exposed indirectly to the risks of a direct investment in the Underlying
Fund. If the Portfolio invests a significant portion of its assets in a single Underlying Fund, it may be more susceptible to risks
associated with that Underlying Fund and its investments than if it invested in a broader range of Underlying Funds. It is possible that more than one Underlying Fund will hold securities of the same issuers, thereby increasing the Portfolio’s indirect exposure to those issuers. It also is possible that one Underlying Fund may be selling a particular security when another is buying it, producing little or no change in exposure but generating transaction costs and/or resulting in realization of gains with no economic benefit. There can be no assurance that the investment objective of any Underlying Fund will be achieved. In addition, the Portfolio’s shareholders will indirectly bear their proportionate share of the Underlying Funds’ fees and expenses, in addition to the fees and expenses of the Portfolio itself.
	✔	✔	✔
Value Investing: Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in market interest rates, corporate earnings and industrial production.
The manager may be wrong in its assessment of a company’s value and the securities the Portfolio holds may not reach their full values.
Risks associated with value investing include that a security that is perceived by the manager to be undervalued may actually be
appropriately priced and, thus, may not appreciate and provide anticipated capital growth. The market may not favor value-oriented securities and may not favor equities at all. During those periods, the
Portfolio’s relative performance may suffer. There is a risk that funds that invest in value-oriented securities may underperform other funds that invest more broadly.
	✔	✔	✔

Risks	Strategic Allocation Growth	Solution Aggressive
Affiliated Underlying Funds: The Sub-Adviser’s selection of Underlying Funds presents conflicts of interest. The net management fee revenue received or costs incurred by the
Sub-Adviser and its affiliates will vary depending on the Underlying Funds it selects for the
Portfolio, and the Sub-Adviser will have an incentive to select the Underlying Funds (whether or not affiliated with the Sub-Adviser) that will result in the greatest net management fee revenue or lowest costs to the Sub-Adviser and its affiliates, even if that results in increased expenses and potentially less favorable investment performance for the
Portfolio. The Sub-Adviser may prefer to invest in an affiliated Underlying Fund over an unaffiliated Underlying Fund because the investment may be beneficial to the Sub-Adviser in managing the affiliated Underlying Fund by helping the affiliated Underlying Fund achieve economies of scale or by enhancing cash flows to the affiliated Underlying Fund. For similar reasons, the Sub-Adviser may have an incentive to delay or decide against the sale of interests held by the Portfolio in affiliated Underlying Funds, and the Sub-Adviser may implement Underlying Fund changes in a manner intended to minimize the disruptive effects and added costs of those changes to affiliated Underlying Funds. Although the
Portfolio may invest a portion of its assets in unaffiliated Underlying Funds, there is no assurance that it will do so even in cases where the unaffiliated Underlying Funds incur lower fees or have achieved better historical investment performance than the comparable affiliated Underlying Funds.
	✔	✔
Asset Allocation: Investment performance depends on the manager’s skill in allocating assets among the asset classes in which the Portfolio invests and in choosing investments within those asset classes. There is a risk that the manager may allocate assets or investments to or within an asset class that underperforms compared to other asset classes or investments. The Portfolio may underperform funds that allocate their assets differently than the Portfolio, due to differences in the relative performance of asset classes and subsets of asset classes.
	✔	✔
Bank Instruments: Bank instruments include certificates of deposit, fixed time deposits, bankers’ acceptances, and other debt and deposit-type obligations issued by banks.
Changes in economic, regulatory, or political conditions, or other events that affect the banking industry may have an adverse effect on bank instruments or banking institutions that serve as counterparties in transactions with the Portfolio. In the event of a bank insolvency or failure, the Portfolio may be considered a general creditor of the bank, and it might lose some or all of the funds deposited with the bank. Even where it is recognized that a bank might be in danger of insolvency or failure, the Portfolio might not be able to withdraw or transfer its money from the bank in time to avoid any adverse effects of the insolvency or failure.
✔
Cash/Cash Equivalents: Investments in cash or cash equivalents may lower returns and result in potential lost opportunities to participate in market appreciation which could negatively impact the Portfolio’s performance and ability to achieve its investment objective.
	✔	✔

Risks	Strategic Allocation Growth	Solution Aggressive
China Investing Risks: The Chinese economy is generally considered an emerging and volatile market. Although China has experienced a relatively stable political environment in recent years, there is no guarantee that such stability will be maintained in the future.
Significant portions of the Chinese securities markets may become rapidly illiquid because
Chinese issuers have the ability to suspend the trading of their equity securities under certain circumstances, and have shown a willingness to exercise that option in response to market volatility, epidemics, pandemics, adverse economic, market or political events, and other events. Political, regulatory and diplomatic events, such as the U.S.-China “trade war” that intensified in 2018, could have an adverse effect on the Chinese or Hong Kong economies and on related investments. In addition, U.S. or foreign government restrictions on investments in Chinese companies or other intervention could negatively affect the implementation of the Portfolio's investment strategies, such as by precluding the Portfolio from making certain investments or causing the Portfolio to sell investments at disadvantageous times.
Investing through Stock Connect: Shares in mainland China-based companies that trade on
Chinese stock exchanges such as the Shanghai Stock Exchange and the Shenzhen Stock
Exchange (“China A-Shares”) may be purchased directly or indirectly through the
Shanghai-Hong Kong Stock Connect (“Stock Connect”), a mutual market access program designed to, among other things, enable foreign investment in the People’s Republic of
China (“PRC”) via brokers in Hong Kong. There are significant risks inherent in investing in
China A-Shares through Stock Connect. The underdeveloped state of PRC’s investment and banking systems subjects the settlement, clearing, and registration of China A-Shares transactions to heightened risks. Stock Connect can only operate when both PRC and Hong
Kong markets are open for trading and when banking services are available in both markets on the corresponding settlement days. As such, if either or both markets are closed on a U.S. trading day, the Portfolio may not be able to dispose of its China A-Shares in a timely manner, which could adversely affect the Portfolio’s performance.
	✔	✔
Commodities: Commodity prices can have significant volatility, and exposure to commodities can cause the net asset value of the Portfolio’s shares to decline or fluctuate in a rapid and unpredictable manner. A liquid secondary market may not exist for certain commodity-related investments, which may make it difficult for the Portfolio to sell them at a desirable price or time.
	✔	✔
Company: The price of a company’s stock could decline or underperform for many reasons, including, among others, poor management, financial problems, reduced demand for the company’s goods or services, regulatory fines and judgments, or business challenges. If a company is unable to meet its financial obligations, declares bankruptcy, or becomes insolvent, its stock could become worthless.
	✔	✔
Credit: The Portfolio could lose money if the issuer or guarantor of a debt instrument in which the Portfolio invests, or the counterparty to a derivative contract the Portfolio entered into, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services, or otherwise) as unable or unwilling, to meet its financial obligations.
	✔	✔
Credit Default Swaps: The Portfolio may enter into credit default swaps, either as a buyer or a seller of the swap. A buyer of a credit default swap is generally obligated to pay the seller an upfront or a periodic stream of payments over the term of the contract until a credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount if the swap is cash settled. As a seller of a credit default swap, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the
Portfolio would be subject to investment exposure on the full notional value of the swap.
Credit default swaps are particularly subject to counterparty, credit, valuation, liquidity, and leveraging risks and the risk that the swap may not correlate with its reference obligation as expected. Certain standardized credit default swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity; however, there is no assurance that it will achieve that result, and, in the meantime, central clearing and related requirements expose the Portfolio to new kinds of costs and risks. In addition, credit default swaps expose the Portfolio to the risk of improper valuation.
	✔	✔
Currency: To the extent that the Portfolio invests directly or indirectly in foreign (non-U.S.)
currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Portfolio through foreign currency exchange transactions.
	✔	✔

Risks	Strategic Allocation Growth	Solution Aggressive
Deflation: Deflation occurs when prices throughout the economy decline over time—the opposite of inflation. Unless repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed, when there is deflation, the principal and income of an inflation-protected bond will decline and could result in losses.
✔
Derivative Instruments: Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying asset, reference rate, or index credit risk with respect to the counterparty, risk of loss due to changes in market interest rates, liquidity risk, valuation risk, and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the
Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Portfolio and exaggerate any increase or decrease in the net asset value.
Derivatives may not perform as expected, so the Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the asset, reference rate, or index being hedged. When used as an alternative or substitute for direct cash investment, the return provided by the derivative may not provide the same return as direct cash investment.
	✔	✔
Environmental, Social, and Governance (Funds-of-Funds): The Sub-Adviser’s consideration of
ESG factors in selecting Underlying Funds for investment by the Portfolio is based on information that is not standardized, some of which can be qualitative and subjective by nature. There is no minimum percentage of the Portfolio’s assets that will be allocated to
Underlying Funds on the basis of ESG factors, and the Sub-Adviser may choose to select
Underlying Funds on the basis of factors or considerations other than ESG factors. It is possible that the Portfolio will have less exposure to ESG-focused strategies than other comparable mutual funds. There can be no assurance that an Underlying Fund selected by the Sub-Adviser, which includes its consideration of ESG factors, will provide more favorable investment performance than another potential Underlying Fund, and such an Underlying
Fund may, in fact, underperform other potential Underlying Funds.
	✔	✔
Floating Rate Loans: In the event a borrower fails to pay scheduled interest or principal payments on a floating rate loan (which can include certain bank loans), the Portfolio will experience a reduction in its income and a decline in the market value of such floating rate loan. If a floating rate loan is held by the Portfolio through another financial institution, or the Portfolio relies upon another financial institution to administer the loan, the receipt of scheduled interest or principal payments may be subject to the credit risk of such financial institution. Investors in floating rate loans may not be afforded the protections of the anti-fraud provisions of the Securities Act of 1933, as amended, and the Securities
Exchange Act of 1934, as amended, because loans may not be considered “securities”
under such laws. Additionally, the value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the borrower’s obligations under the loan, and such collateral may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale. Transactions in loans typically settle on a delayed basis and may take longer than 7 days to settle. As a result, the Portfolio may not receive the proceeds from a sale of a floating rate loan for a significant period of time. Delay in the receipts of settlement proceeds may impair the ability of the Portfolio to meet its redemption obligations, and may limit the ability of the
Portfolio to repay debt, pay dividends, or to take advantage of new investment opportunities.
	✔	✔
Foreign (Non-U.S.) Investments/Developing and Emerging Markets: Investing in foreign
(non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due, in part, to: smaller markets; differing reporting, accounting, auditing, and financial reporting standards and practices; nationalization, expropriation, or confiscatory taxation;
foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; and political changes or diplomatic developments, which may include the imposition of economic sanctions (or the threat of new or modified sanctions) or other measures by the U.S. or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country, or region may adversely impact investments or issuers in another market, country, or region. Foreign (non-U.S.) investment risks may be greater in developing and emerging markets than in developed markets.
	✔	✔
Growth Investing: Prices of growth-oriented stocks are more sensitive to investor perceptions of the issuer’s growth potential and may fall quickly and significantly if investors suspect that actual growth may be less than expected. There is a risk that funds that invest in growth-oriented stocks may underperform other funds that invest more broadly. Growth-oriented stocks tend to be more volatile than value-oriented stocks, and may underperform the market as a whole over any given time period.
	✔	✔

Risks	Strategic Allocation Growth	Solution Aggressive
High-Yield Securities: Lower-quality securities (including securities that are or have fallen below investment grade and are classified as “junk bonds” or “high-yield securities”) have greater credit risk and liquidity risk than higher-quality (investment grade) securities, and their issuers’ long-term ability to make payments is considered speculative. Prices of lower-quality bonds or other debt instruments are also more volatile, are more sensitive to negative news about the economy or the issuer, and have greater liquidity risk and price volatility.
	✔	✔
Index Strategy (Funds-of-Funds): An Underlying Fund (or a portion of the Underlying Fund)
that seeks to track an index’s performance and does not use defensive strategies or attempt to reduce its exposure to poor performing securities in an index may underperform the overall market (each, an “Underlying Index Fund”). To the extent an Underlying Index
Fund’s investments track its target index, such Underlying Index Fund may underperform other funds that invest more broadly. Errors in index data, index computations or the construction of the index in accordance with its methodology may occur from time to time and may not be identified and corrected by the index provider for a period of time or at all, which may have an adverse impact on the Portfolio. The correlation between an Underlying
Index Fund’s performance and index performance may be affected by the timing of purchases and redemptions of the Underlying Index Fund’s shares. The correlation between an Underlying Index Fund’s performance and index performance will be reduced by the
Underlying Index Fund’s expenses and could be reduced by the timing of purchases and redemptions of the Underlying Index Fund’s shares. In addition, an Underlying Index Fund’s actual holdings might not match the index and an Underlying Index Fund’s effective exposure to index securities at any given time may not precisely correlate. When deciding between Underlying Index Funds benchmarked to the same index, the manager may not select the Underlying Index Fund with the lowest expenses. In particular, when deciding between Underlying Index Funds benchmarked to the same index, the manager will generally select an affiliated Underlying Index Fund, even when the affiliated Underlying
Index Fund has higher expenses than an unaffiliated Underlying Index Fund. When the
Portfolio invests in an affiliated Underlying Index Fund with higher expenses, the Portfolio’s performance will be lower than if the Portfolio had invested in an Underlying Index Fund with comparable performance but lower expenses (although any expense limitation arrangements in place at the time might have the effect of limiting or eliminating the amount of that underperformance). The manager may select an unaffiliated Underlying
Index Fund, including an ETF, over an affiliated Underlying Index Fund benchmarked to the same index when the manager believes making an investment in the affiliated Underlying
Index Fund would be disadvantageous to the affiliated Underlying Index Fund, such as when the Portfolio is investing on a short-term basis.
	✔	✔
Inflation-Indexed Bonds: If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently, the interest payable on these bonds (calculated with respect to a smaller principal amount) will be reduced. In addition, inflation-indexed bonds are subject to the usual risks associated with debt instruments, such as interest rate and credit risk. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
✔
Interest in Loans: The value and the income streams of interests in loans (including participation interests in lease financings and assignments in secured variable or floating rate loans) will decline if borrowers delay payments or fail to pay altogether. A significant rise in market interest rates could increase this risk. Although loans may be fully collateralized when purchased, such collateral may become illiquid or decline in value.
✔

Risks	Strategic Allocation Growth	Solution Aggressive
Interest Rate: A rise in market interest rates generally results in a fall in the value of bonds and other debt instruments; conversely, values generally rise as market interest rates fall.
Interest rate risk is generally greater for debt instruments than floating-rate instruments.
The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is to changes in market interest rates. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rate. As of the date of this
Information Statement/Prospectus, the U.S. has recently experienced a rising market interest rate environment, which may increase the Portfolio’s exposure to risks associated with rising market interest rates. Rising market interest rates have unpredictable effects on the markets and may expose debt and related markets to heightened volatility. To the extent that the Portfolio invests in debt instruments, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in debt markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in debt markets. Further, recent and potential future changes in government policy may affect interest rates. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose debt and related markets to heightened volatility. Changes to monetary policy by the U.S. Federal Reserve
Board or other regulatory actions could expose debt and related markets to heightened volatility, interest rate sensitivity, and reduced liquidity, which may impact the Portfolio’s operations and return potential.
	✔	✔
Liquidity: If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, exposing the Portfolio to the risk that the prices at which it sells illiquid securities will be less than the prices at which they were valued when held by the Portfolio, which could cause the Portfolio to lose money. The prices of illiquid securities may be more volatile than more liquid securities, and the risks associated with illiquid securities may be greater in times of financial stress.
	✔	✔
Market: The market values of securities will fluctuate, sometimes sharply and unpredictably, based on overall economic conditions, governmental actions or intervention, market disruptions caused by trade disputes or other factors, political developments, and other factors. Prices of equity securities tend to rise and fall more dramatically than those of debt instruments. Additionally, legislative, regulatory, or tax policies or developments may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Portfolio to achieve its investment objectives.
	✔	✔
Market Capitalization: Stocks fall into three broad market capitalization categories: large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-capitalization companies causing a fund that invests in these companies to increase in value more rapidly than a fund that invests in large-capitalization companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, more limited publicly available information, and a more limited trading market for their stocks as compared with large-capitalization companies. As a result, stocks of mid- and small-capitalization companies may be more volatile and may decline significantly in market downturns.
	✔	✔

Risks	Strategic Allocation Growth	Solution Aggressive
Market Disruption and Geopolitical: The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets.
Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on
U.S., and global economies and markets, generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of the Portfolio’s investments, including beyond the Portfolio’s direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have recently experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Portfolio’s investments. Any of these occurrences could disrupt the operations of the Portfolio and of the Portfolio’s service providers.
	✔	✔
Natural Resources/Commodity Securities: The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices.
This risk is exacerbated for those natural resources companies that own the underlying commodity.
✔
Prepayment and Extension: Many types of debt instruments are subject to prepayment and extension risk. Prepayment risk is the risk that the issuer of a debt instrument will pay back the principal earlier than expected. This risk is heightened in a falling market interest rate environment. Prepayment may expose the Portfolio to a lower rate of return upon reinvestment of principal. Also, if a debt instrument subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Extension risk is the risk that the issuer of a debt instrument will pay back the principal later than expected. This risk is heightened in a rising market interest rate environment. This may negatively affect performance, as the value of the debt instrument decreases when principal payments are made later than expected. Additionally, the
Portfolio may be prevented from investing proceeds it would have received at a given time at the higher prevailing interest rates.
	✔	✔
Real Estate Companies and Real Estate Investment Trusts: Investing in real estate companies and REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, market interest rates, zoning laws, regulatory limitations on rents, property taxes, overbuilding, high foreclosure rates, and operating expenses in addition to terrorist attacks, wars, or other acts that destroy real property. In addition, REITs may also be affected by tax and regulatory requirements in that a REIT may not qualify for favorable tax treatment or regulatory exemptions. Investments in
REITs are affected by the management skill of the REIT’s sponsor. The Portfolio will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests.
	✔	✔

Risks	Strategic Allocation Growth	Solution Aggressive
Underlying Funds: Because the Portfolio invests primarily in Underlying Funds, the investment performance of the Portfolio is directly related to the investment performance of the Underlying Funds in which it invests. When the Portfolio invests in an Underlying
Fund, it is exposed indirectly to the risks of a direct investment in the Underlying Fund. If the Portfolio invests a significant portion of its assets in a single Underlying Fund, it may be more susceptible to risks associated with that Underlying Fund and its investments than if it invested in a broader range of Underlying Funds. It is possible that more than one
Underlying Fund will hold securities of the same issuers, thereby increasing the Portfolio’s indirect exposure to those issuers. It also is possible that one Underlying Fund may be selling a particular security when another is buying it, producing little or no change in exposure but generating transaction costs and/or resulting in realization of gains with no economic benefit. There can be no assurance that the investment objective of any
Underlying Fund will be achieved. In addition, the Portfolio’s shareholders will indirectly bear their proportionate share of the Underlying Funds’ fees and expenses, in addition to the fees and expenses of the Portfolio itself.
	✔	✔
Value Investing: Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in market interest rates, corporate earnings and industrial production. The manager may be wrong in its assessment of a company’s value and the securities the Portfolio holds may not reach their full values.
Risks associated with value investing include that a security that is perceived by the manager to be undervalued may actually be appropriately priced and, thus, may not appreciate and provide anticipated capital growth. The market may not favor value-oriented securities and may not favor equities at all. During those periods, the Portfolio’s relative performance may suffer. There is a risk that funds that invest in value-oriented securities may underperform other funds that invest more broadly.
	✔	✔
Comparison of the Fundamental Investment Policies of the Portfolios
The following charts compare the fundamental investment policies of the Portfolios.
Balanced	Balanced Income
Diversification:
The Portfolio may not purchase securities of any issuer if, as a result, with respect to 75% of the Portfolio’s total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Portfolio’s ownership would be more than 10% of the outstanding voting securities of any issuer, provided that this restriction does not limit the Portfolio’s investments in securities issued or guaranteed by the U.S.
government, its agencies and instrumentalities, or investments in securities of other registered management investment companies.

Diversification:
The Portfolio may not purchase securities of any issuer if, as a result, with respect to 75% of the Portfolio’s total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Portfolio’s ownership would be more than 10% of the outstanding voting securities of any issuer, provided that this restriction does not limit the Portfolio’s investments in securities issued or guaranteed by the U.S.
government, its agencies and instrumentalities, or investments in securities of other investment companies. For purposes of the
Portfolio’s fundamental policy, with respect to the exception for
“securities of other investment companies”, the Portfolio will apply that exception as applying only to the securities of other
investment companies that are registered under the Investment
Company Act of 1940, as amended.

Balanced	Balanced Income
Concentration:
The Portfolio may not purchase any securities which would cause
25% or more of the value of its total assets at the time of
purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (i) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state or
territory of the United States, or any of their agencies,
instrumentalities, or political subdivisions; and (ii) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more registered management investment companies to the extent permitted by the
1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio.

Concentration:
The Portfolio may not purchase any securities which would cause
25% or more of the value of its total assets at the time of
purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (i) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state or
territory of the United States, or any of their agencies,
instrumentalities, or political subdivisions; and (ii) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more
management investment companies to the extent permitted by the
1940 Act, including the rules and regulations thereunder, and any exemptive relief obtained by the Portfolio. For purposes the
Portfolio’s fundamental policy number (ii), with respect to the exception for “securities of one or more management investment companies”, the Portfolio will apply that exception as applying only to the securities of one or more management investment
companies that are registered under the Investment Company Act of 1940, as amended.

Making Loans: The Portfolio may not make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any exemptive relief obtained by the Portfolio.
Making Loans:
The Portfolio may not make loans, except to the extent permitted under the 1940 Act, including the rules, regulations,
interpretations, and any exemptive relief obtained by the Portfolio.
For purposes of this limitation, entering into repurchase
agreements, lending securities, and acquiring debt securities are not deemed to be making of loans.

Issuing Senior Securities:
The Portfolio may not issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio.
Issuing Senior Securities: Same.
Purchasing or Selling Real Estate:
The Portfolio may not purchase or sell real estate, except that the
Portfolio may: (i) acquire or lease office space for its own use; (ii)
invest in securities of issuers that invest in real estate or interests therein; (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; or
(iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities
Purchasing or Selling Real Estate: Same.
Purchasing or Selling Commodities:
The Portfolio may not purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from
purchasing or selling options and futures contracts or from
investing in securities or other instruments backed by physical commodities). This limitation does not apply to foreign currency transactions, including, without limitation, forward currency contracts.
Purchasing or Selling Commodities: Same.
Borrowing:
The Portfolio may not borrow money, except to the extent
permitted under the 1940 Act, including the rules, regulations, interpretations thereunder and any exemptive relief obtained by the Portfolio.
Borrowing: Same.

Balanced	Balanced Income
Underwriting Securities:
The Portfolio may not underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be
deemed to be an underwriter either: (i) in connection with the disposition of a portfolio security; or (ii) in connection with the purchase of securities directly from the issuer thereof in
accordance with its investment objective. This restriction shall not limit the Portfolio’s ability to invest in securities issued by other registered management investment companies.
Underwriting Securities: Same.

Strategic Allocation Conservative	Solution Moderately Conservative	Solution Conservative
Diversification:
The Portfolio may not purchase securities of
any issuer if, as a result, with respect to 75%
of the Portfolio’s total assets, more than 5%
of the value of its total assets would be
invested in the securities of any one issuer
or the Portfolio’s ownership would be more
than 10% of the outstanding voting securities
of any issuer, provided that this restriction
does not limit the Portfolio’s investments in
securities issued or guaranteed by the U.S.
government, its agencies, and
instrumentalities, or investments in
securities of other registered management
investment companies.

Diversification:
The Portfolio may not with respect to 75%
of the Portfolio’s total assets, purchase
the securities of any issuer (other than
securities issued or guaranteed by the
U.S. government or any of its agencies or
instrumentalities, or securities of other
investment companies), if as a result: (a)
more than 5% of the Portfolio’s total
assets would be invested in the securities
of that issuer; or (b) the Portfolio would
hold more than 10% of the outstanding
voting securities of that issuer.

Diversification:
The Portfolio may not purchase securities of
any issuer if, as a result, with respect to 75%
of the Portfolio’s total assets, more than 5%
of the value of its total assets would be
invested in the securities of any one issuer
or the Portfolio’s ownership would be more
than 10% of the outstanding voting securities
of any issuer, provided that this restriction
does not limit the Portfolio’s investments in
securities issued or guaranteed by the U.S.
government, its agencies and
instrumentalities, or investments in
securities of other investment companies.
For purposes of the Portfolio’s fundamental
policy, with respect to the exception for
“securities of other investment companies”,
the Portfolio will apply that exception as
applying only to the securities of other
investment companies that are registered
under the Investment Company Act of 1940,
as amended.

Strategic Allocation Conservative	Solution Moderately Conservative	Solution Conservative
Concentration:
The Portfolio may not purchase any
securities which would cause 25% or more of
the value of its total assets at the time of
purchase to be invested in securities of one
or more issuers conducting their principal
business activities in the same industry,
provided that: (i) there is no limitation with
respect to obligations issued or guaranteed
by the U.S. government, any state or territory
of the United States, or tax exempt securities
issued by any of their agencies,
instrumentalities, or political subdivisions;
and (ii) notwithstanding this limitation or any
other fundamental investment limitation,
assets may be invested in the securities of
one or more registered management
investment companies to the extent
permitted by the 1940 Act, the rules and
regulations thereunder and any exemptive
relief obtained by the Portfolio.

Concentration:
The Portfolio may not “concentrate” its
investments in a particular industry, as
that term is used in the 1940 Act and as
interpreted, modified or otherwise
permitted by any regulatory authority
having jurisdiction from time to time. This
limitation will not apply to the Portfolio’s
investments in: (i) securities of other
investment companies; (ii) securities
issued or guaranteed as to principal
and/or interest by the U.S. government,
its agencies or instrumentalities; or (iii)
repurchase agreements (collateralized by
securities issued by the U.S. government,
its agencies, or instrumentalities).

Concentration:
The Portfolio may not purchase any
securities which would cause 25% or more of
the value of its total assets at the time of
purchase to be invested in securities of one
or more issuers conducting their principal
business activities in the same industry,
provided that: (a) there is no limitation with
respect to obligations issued or guaranteed
by the U.S. government, or tax exempt
securities issued by any state or territory of
the U.S., or any of their agencies,
instrumentalities, or political subdivisions;
and (b) notwithstanding this limitation or any
other fundamental investment limitation,
assets may be invested in the securities of
one or more management investment
companies to the extent permitted by the
1940 Act, the rules and regulations
thereunder and any exemptive relief obtained
by the Portfolio. For purposes of the
Portfolio’s fundamental policy, the Portfolio
will apply the stated policy as if it applies to
tax exempt securities issued by any state or
territory of the U.S. unless such securities
are otherwise excepted from the stated
limitation (e.g., because they are obligations
issued or guaranteed by the U.S. government
or any of its agencies, instrumentalities, or
political subdivisions). For purposes of the
Portfolio’s fundamental policy (b), with
respect to the exception for “securities of
one or more management investment
companies”, the Portfolio will apply that
exception as applying only to the securities of
one or more management investment
companies that are registered under the
Investment Company Act of 1940, as
amended.

Making Loans:
The Portfolio may not make loans, except to
the extent permitted under the 1940 Act,
including the rules, regulations,
interpretations thereunder, and any
exemptive relief obtained by the Portfolio.

Making Loans:
The Portfolio may not make loans, except
to the extent permitted under the 1940
Act, including the rules, regulations,
interpretations and any orders obtained
thereunder. For the purposes of this
limitation, entering into repurchase
agreements, lending securities and
acquiring debt securities are not deemed
to be making of loans.

Making Loans:
The Portfolio may not make loans, except to
the extent permitted under the 1940 Act,
including the rules, regulations,
interpretations and any exemptive relief
obtained by the Portfolio. For the purposes of
this limitation, entering into repurchase
agreements, lending securities and acquiring
debt securities are not deemed to be making
of loans.

Strategic Allocation Conservative	Solution Moderately Conservative	Solution Conservative
Issuing Senior Securities:
The Portfolio may not issue senior securities
except to the extent permitted by the 1940
Act, the rules and regulations thereunder and
any exemptive relief obtained by the
Portfolio.

Issuing Senior Securities:
The Portfolio may not issue any senior
security (as defined in the 1940 Act),
except that: (i) the Portfolio may enter into
commitments to purchase securities in
accordance with the Portfolio’s
investment program, including reverse
repurchase agreements, delayed delivery
and when-issued securities, which may be
considered the issuance of senior
securities; (ii) the Portfolio may engage in
transactions that may result in the
issuance of a senior security to the extent
permitted under the 1940 Act, including
the rules, regulations, interpretations and
any orders obtained thereunder; (iii) the
Portfolio may engage in short sales of
securities to the extent permitted in its
investment program and other
restrictions; and (iv) the purchase of sale
of futures contracts and related options
shall not be considered to involve the
issuance of senior securities.
Issuing Senior Securities: Same as Strategic Allocation Conservative.
Purchasing or Selling Real Estate:
The Portfolio may not purchase or sell real
estate, except that the Portfolio may: (i)
acquire or lease office space for its own use;
(ii) invest in securities of issuers that invest
in real estate or interests therein; (iii) invest
in mortgage-related securities and other
securities that are secured by real estate or
interests therein; or (iv) hold and sell real
estate acquired by the Portfolio as a result of
the ownership of securities.
	Purchasing or Selling Real Estate: Same.	Purchasing or Selling Real Estate: Same.
Purchasing or Selling Commodities:
The Portfolio may not purchase or sell
physical commodities, unless acquired as a
result of ownership of securities or other
instruments (but this shall not prevent the
Portfolio from purchasing or selling options
and futures contracts or from investing in
securities or other instruments backed by
physical commodities). This limitation does
not apply to foreign currency transactions,
including, without limitation, forward currency
contracts.

Purchasing or Selling Commodities:
The Portfolio may not purchase or sell
physical commodities, unless acquired as
a result of ownership of securities or other
instruments (but this shall not prevent the
Portfolio from purchasing or selling
options and futures contracts or from
investing in securities or other
instruments backed by physical
commodities).
Purchasing or Selling Commodities: Same as Strategic Allocation Conservative.
Borrowing:
The Portfolio may not borrow money, except
to the extent permitted under the 1940 Act,
including the rules, regulations,
interpretations thereunder, and any
exemptive relief obtained by the Portfolio.
	Borrowing: The Portfolio may not borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any orders obtained thereunder.	Borrowing: Same as Strategic Allocation Conservative.

Strategic Allocation Conservative	Solution Moderately Conservative	Solution Conservative
Underwriting Securities:
The Portfolio may not underwrite any issue of
securities within the meaning of the under
the 1933 Act except when it might technically
be deemed to be an underwriter either: (i) in
connection with the disposition of a portfolio
security; or (ii) in connection with the
purchase of securities directly from the
issuer thereof in accordance with its
investment objective. This restriction shall
not limit the Portfolio’s ability to invest in
securities issued by other registered
management investment companies.

Underwriting Securities:
The Portfolio may not act as an
underwriter of securities except to the
extent that, in connection with the
disposition of securities by the Portfolio
for its portfolio, the Portfolio may be
deemed to be an underwriter under
applicable law.
Underwriting Securities: Same as Strategic Allocation Conservative.
Other: In implementing its fundamental objectives and policies, the Portfolio will look through to the investments of the Underlying Funds.	No corresponding fundamental policy	No corresponding fundamental policy

Strategic Allocation Growth	Solution Aggressive
Diversification:
The Portfolio may not purchase securities of any issuer if, as a result, with respect to 75% of the Portfolio’s total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Portfolio’s ownership would be more than 10% of the outstanding voting securities of any issuer, provided that this restriction does not limit the Portfolio’s investments in securities issued or guaranteed by the U.S.
government, its agencies, and instrumentalities, or investments in securities of other registered management investment companies.

Diversification:
The Portfolio may not purchase securities of any issuer if, as a result, with respect to 75% of the Portfolio’s total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Portfolio’s ownership would be more than 10% of the outstanding voting securities of any issuer, provided that this restriction does not limit the Portfolio’s investments in securities issued or guaranteed by the U.S.
government, its agencies and instrumentalities, or investments in securities of other investment companies. For purposes of the
Portfolio’s fundamental policy, with respect to the exception for
“securities of other investment companies”, the Portfolio will apply that exception as applying only to the securities of other
investment companies that are registered under the Investment
Company Act of 1940, as amended.

Concentration:
The Portfolio may not purchase any securities which would cause
25% or more of the value of its total assets at the time of
purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (i) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state or
territory of the United States, or tax exempt securities issued by any of their agencies, instrumentalities, or political subdivisions;
and (ii) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more registered management investment companies to the extent permitted by the 1940 Act, the rules and regulations
thereunder and any exemptive relief obtained by the Portfolio.

Concentration:
The Portfolio may not purchase any securities which would cause
25% or more of the value of its total assets at the time of
purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, or tax exempt
securities issued by any state or territory of the U.S., or any of their agencies, instrumentalities, or political subdivisions; and (b)
notwithstanding this limitation or any other fundamental
investment limitation, assets may be invested in the securities of one or more management investment companies to the extent
permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio. For purposes of the Portfolio’s fundamental policy (b), with respect to the
exception for “securities of one or more management investment companies”, the Portfolio will apply that exception as applying only to the securities of one or more management investment
companies that are registered under the Investment Company Act of 1940, as amended.

Making Loans:
The Portfolio may not make loans, except to the extent permitted under the 1940 Act, including the rules, regulations,
interpretations thereunder, and any exemptive relief obtained by the Portfolio.

Making Loans:
The Portfolio may not make loans, except to the extent permitted under the 1940 Act, including the rules, regulations,
interpretations and any exemptive relief obtained by the Portfolio.
For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring debt securities are not deemed to be making of loans.

Strategic Allocation Growth	Solution Aggressive
Issuing Senior Securities:
The Portfolio may not issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio.
Issuing Senior Securities: Same.
Purchasing or Selling Real Estate:
The Portfolio may not purchase or sell real estate, except that the
Portfolio may: (i) acquire or lease office space for its own use; (ii)
invest in securities of issuers that invest in real estate or interests therein; (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; or
(iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities.
Purchasing or Selling Real Estate: Same.
Purchasing or Selling Commodities:
The Portfolio may not purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from
purchasing or selling options and futures contracts or from
investing in securities or other instruments backed by physical commodities). This limitation does not apply to foreign currency transactions, including, without limitation, forward currency contracts.
Purchasing or Selling Commodities: Same.
Borrowing:
The Portfolio may not borrow money, except to the extent
permitted under the 1940 Act, including the rules, regulations, interpretations thereunder, and any exemptive relief obtained by the Portfolio.
Borrowing: Same.
Underwriting Securities:
The Portfolio may not underwrite any issue of securities within the meaning of the under the 1933 Act except when it might
technically be deemed to be an underwriter either: (i) in
connection with the disposition of a portfolio security; or (ii) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Portfolio’s ability to invest in securities issued by other registered management investment companies.
Underwriting Securities: Same.
Other: In implementing its fundamental objectives and policies, the Portfolio will look through to the investments of the Underlying Funds.	No corresponding fundamental policy
Comparison of the Purchase and Redemption Policies of the Portfolios
The Portfolios have the same policies for buying and selling shares. The Portfolios’ shares may be offered to insurance company Separate Accounts serving as investment options under Variable Contracts, Qualified Plans outside the separate account context, custodial accounts, certain investment advisers and their affiliates in connection with the creation or management of a Portfolio, other investment companies (as permitted by the 1940 Act), and other investors as permitted by the diversification and other requirements of section 817(h) of the Code and the underlying U.S. Treasury Regulations.
The Portfolios may not be available as an investment option in your Variable Contract, through your Qualified Plan, or other investment company. Please refer to a Portfolio’s prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or redemptions from, an investment option corresponding to a Portfolio and any fees that may apply. Participating Insurance Companies and certain other designated organizations are authorized to receive purchase orders on each Portfolio's behalf.
Comparison of the Annual Portfolio Operating Expenses of the Portfolios
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Portfolios. Pro forma fees and expenses, which are the estimated fees and expenses of the Acquiring Portfolios after giving effect to the Reorganizations, assume the Reorganizations occurred on December 31, 2023. The tables do not reflect fees or expenses that are, or may be, imposed under your Variable Contract or Qualified Plan. If these fees or expenses were included in the table, the Portfolios’ expenses would be higher. For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Balanced into Balanced Income
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

		Before the Reorganization – Balanced	Before the Reorganization – Balanced Income	After the Reorganization – Balanced Income (Pro Forma)
Class I
Management Fees	%	0.60	0.55	0.55
Distribution and/or Shareholder Services (12b-1) Fees	%	None	None	None
Other Expenses	%	0.18	0.09	0.09
Acquired Fund Fees and Expenses	%	0.09	0.01	0.01
Total Annual Portfolio Operating Expenses	%	0.87[1]	0.65[1]	0.65[1]
Waivers and Reimbursements	%	(0.09)[2]	(0.04)[3]	(0.04)[3]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	0.78	0.61	0.61
Class S
Management Fees	%	0.60	0.55	0.55
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	0.25	0.25
Other Expenses	%	0.18	0.09	0.09
Acquired Fund Fees and Expenses	%	0.09	0.01	0.01
Total Annual Portfolio Operating Expenses	%	1.12[1]	0.90[1]	0.90[1]
Waivers and Reimbursements	%	(0.09)[2]	(0.04)[3]	(0.04)[3]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	1.03	0.86	0.86
1.
Total Annual Portfolio Operating Expenses shown may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
2.
The Investment Adviser is contractually obligated to limit expenses to 0.69% and 0.94% for Class I and Class S shares, respectively, through May 1, 2026. The limitation does not extend to interest, taxes, interest-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. Termination or modification of this obligation requires approval by the Board. Any amounts previously waived or reimbursed by a Target Portfolio pursuant to this obligation are not subject to recoupment by the Investment Adviser following the applicable Reorganization.
3.
The Investment Adviser is contractually obligated to limit expenses to 0.60% and 0.85% for Class I and Class S shares, respectively, through May 1, 2026. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the Investment Adviser within 36 months of the waiver or reimbursement. The amount of the recoupment is limited to the lesser of the amounts that would be recoupable under: (i) the expense limitation in effect at the time of the waiver or reimbursement; or (ii) the expense limitation in effect at the time of recoupment. Termination or modification of this obligation requires approval by the Board.
Expense Example
This Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio's operating expenses remain the same. The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	Balanced				Balanced Income				Balanced Income Pro Forma
Class	1 Yr	3 Yrs	5 Yrs	10 Yrs	1 Yr	3 Yrs	5 Yrs	10 Yrs	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class I	$80	269	473	1,064	62	204	358	807	62	204	358	807
Class S	$105	347	608	1,355	88	283	495	1,104	88	283	495	1,104

Solution Moderately Conservative and Strategic Allocation Conservative into Solution Conservative
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

		Before the Reorganization – Solution Moderately Conservative	Before the Reorganization – Strategic Allocation Conservative	Before the Reorganization – Solution Conservative	After the Reorganization – Solution Conservative (Pro Forma)
Class ADV
Management Fees	%	0.21	N/A	0.22	0.19
Distribution and/or Shareholder Services (12b-1) Fees	%	0.50	N/A	0.50	0.50
Other Expenses	%	0.20	N/A	0.27	0.17
Acquired Fund Fees and Expenses	%	0.47	N/A	0.42	0.42
Total Annual Portfolio Operating Expenses	%	1.38[1]	N/A	1.41[1]	1.28[1]
Waivers and Reimbursements	%	(0.14)[2]	N/A	(0.25)[4]	(0.12)[4]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	1.24	N/A	1.16	1.16
Class I
Management Fees	%	0.21	0.19	0.22	0.19
Distribution and/or Shareholder Services (12b-1) Fees	%	None	None	None	None
Other Expenses	%	0.20	0.17	0.27	0.17
Acquired Fund Fees and Expenses	%	0.47	0.42	0.42	0.42
Total Annual Portfolio Operating Expenses	%	0.88[1]	0.78[1]	0.91[1]	0.78[1]
Waivers and Reimbursements	%	(0.14)[2]	(0.07)[3]	(0.25)[4]	(0.12)[4]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	0.74	0.71	0.66	0.66
Class R6
Management Fees	%	0.21	N/A	0.22	0.19
Distribution and/or Shareholder Services (12b-1) Fees	%	None	N/A	None	None
Other Expenses	%	0.11	N/A	0.19	0.07
Acquired Fund Fees and Expenses	%	0.47	N/A	0.42	0.42
Total Annual Portfolio Operating Expenses	%	0.79[1]	N/A	0.83[1]	0.68[1]
Waivers and Reimbursements	%	(0.05)[2]	N/A	(0.17)[4]	(0.02)[4]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	0.74	N/A	0.66	0.66
Class S
Management Fees	%	0.21	0.19	0.22	0.19
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	0.25	0.25	0.25
Other Expenses	%	0.20	0.17	0.27	0.17
Acquired Fund Fees and Expenses	%	0.47	0.42	0.42	0.42
Total Annual Portfolio Operating Expenses	%	1.13[1]	1.03[1]	1.16[1]	1.03[1]
Waivers and Reimbursements	%	(0.14)[2]	(0.07)[3]	(0.25)[4]	(0.12)[4]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	0.99	0.96	0.91	0.91
Class S2
Management Fees	%	0.21	N/A	0.22	0.19
Distribution and/or Shareholder Services (12b-1) Fees	%	0.40	N/A	0.40	0.40
Other Expenses	%	0.20	N/A	0.27	0.17
Acquired Fund Fees and Expenses	%	0.47	N/A	0.42	0.42
Total Annual Portfolio Operating Expenses	%	1.28[1]	N/A	1.31[1]	1.18[1]

		Before the Reorganization – Solution Moderately Conservative	Before the Reorganization – Strategic Allocation Conservative	Before the Reorganization – Solution Conservative	After the Reorganization – Solution Conservative (Pro Forma)
Waivers and Reimbursements	%	(0.14)[2]	N/A	(0.25)[4]	(0.12)[4]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	1.14	N/A	1.06	1.06
1.
Total Annual Portfolio Operating Expenses shown may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
2.
The Investment Adviser is contractually obligated to limit expenses to 1.24%, 0.74%, 0.74%, 0.99%, and 1.14% for Class ADV, Class I, Class R6, Class S, and Class S2 shares, respectively, through May 1, 2026. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses and extraordinary expenses. This limitation is subject to possible recoupment by the Investment Adviser within 36 months of the waiver or reimbursement. The amount of the recoupment is limited to the lesser of the amounts that would be recoupable under: (i) the expense limitation in effect at the time of the waiver or reimbursement; or (ii) the expense limitation in effect at the time of recoupment. Termination or modification of this obligation requires approval by the Board. Any amounts previously waived or reimbursed by a Target Portfolio pursuant to this obligation are not subject to recoupment by the Investment Adviser following the applicable Reorganization.
3.
The Investment Adviser is contractually obligated to limit expenses to 0.71% and 0.96% for Class I and Class S shares, respectively, through May 1, 2026. The limitation does not extend to interest, taxes, interest-related costs, leverage expenses, and extraordinary expenses. Termination or modification of this obligation requires approval by the Board. Any amounts previously waived or reimbursed by a Target Portfolio pursuant to this obligation are not subject to recoupment by the Investment Adviser following the applicable Reorganization.
4.
The Investment Adviser is contractually obligated to limit expenses to 1.16%, 0.66%, 0.66%, 0.91%, and 1.06% for Class ADV, Class I, Class R6, Class S, and Class S2 shares, respectively, through May 1, 2026. The limitation would not extend to interest, taxes, investment-related costs, leverage expenses and extraordinary expenses. This limitation would be subject to possible recoupment by the Investment Adviser within 36 months of the waiver or reimbursement. The amount of the recoupment would be limited to the lesser of the amounts that would be recoupable under: (i) the expense limitation in effect at the time of the waiver or reimbursement; or (ii) the expense limitation in effect at the time of recoupment. Termination or modification of this obligation would require approval by the Board.
Expense Example
This Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio's operating expenses remain the same. The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	Solution Moderately Conservative				Strategic Allocation Conservative				Solution Conservative			Solution Conservative Pro Forma
Class	1 Yr	3 Yrs	5 Yrs	10 Yrs	1 Yr	3 Yrs	5 Yrs	10 Yrs	1 Yr	3 Yrs	5 Yrs	10 Yrs	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class ADV	$126	409	728	1,632	N/A	N/A	N/A	N/A	118	396	722	1,646	118	382	679	1,542
Class I	$76	252	459	1,058	73	242	426	960	67	239	454	1,072	67	225	409	943
Class R6	$76	242	429	968	N/A	N/A	N/A	N/A	67	230	426	993	67	213	375	843
Class S	$101	331	595	1,349	98	321	562	1,253	93	318	589	1,363	93	303	545	1,237
Class S2	$116	378	675	1,520	N/A	N/A	N/A	N/A	108	365	669	1,534	108	350	625	1,410

Strategic Allocation Growth into Solution Aggressive
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

		Before the Reorganization – Strategic Allocation Growth	Before the Reorganization – Solution Aggressive	After the Reorganization – Solution Aggressive (Pro Forma)
Class I
Management Fees	%	0.18	0.21	0.18
Distribution and/or Shareholder Services (12b-1) Fees	%	None	None	None
Other Expenses	%	0.16	0.29	0.13
Acquired Fund Fees and Expenses	%	0.48	0.52	0.52

		Before the Reorganization – Strategic Allocation Growth	Before the Reorganization – Solution Aggressive	After the Reorganization – Solution Aggressive (Pro Forma)
Total Annual Portfolio Operating Expenses	%	0.82[1]	1.02[1]	0.83[1]
Waivers and Reimbursements	%	(0.05)[2]	(0.13)[3]	(0.06)[4]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	0.77	0.89	0.77
Class S
Management Fees	%	0.18	0.21	0.18
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	0.25	0.25
Other Expenses	%	0.16	0.29	0.13
Acquired Fund Fees and Expenses	%	0.48	0.52	0.52
Total Annual Portfolio Operating Expenses	%	1.07[1]	1.27[1]	1.08[1]
Waivers and Reimbursements	%	(0.05)[2]	(0.13)[3]	(0.06)[4]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	1.02	1.14	1.02
1.
Total Annual Portfolio Operating Expenses shown may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
2.
The Investment Adviser is contractually obligated to limit expenses to 0.77% and 1.02% for Class I and Class S shares, respectively, through May 1, 2026. The limitation does not extend to interest, taxes, interest-related costs, leverage expenses, and extraordinary expenses. Termination or modification of this obligation requires approval by the Board. Any amounts previously waived or reimbursed by a Target Portfolio pursuant to this obligation are not subject to recoupment by the Investment Adviser following the applicable Reorganization.
3.
The Investment Adviser is contractually obligated to limit expenses to 0.89% and 1.14% for Class I and Class S shares, respectively, through May 1, 2026. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses and extraordinary expenses. This limitation is subject to possible recoupment by the Investment Adviser within 36 months of the waiver or reimbursement. The amount of the recoupment is limited to the lesser of the amounts that would be recoupable under: (i) the expense limitation in effect at the time of the waiver or reimbursement; or (ii) the expense limitation in effect at the time of recoupment. Termination or modification of this obligation requires approval by the Board.
4.
The Investment Adviser is contractually be obligated to limit expenses to 0.77% and 1.02% for Class I and Class S shares, respectively, through May 1, 2026. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses and extraordinary expenses. This limitation is subject to possible recoupment by the Investment Adviser within 36 months of the waiver or reimbursement. The amount of the recoupment is limited to the lesser of the amounts that would be recoupable under: (i) the expense limitation in effect at the time of the waiver or reimbursement; or (ii) the expense limitation in effect at the time of recoupment. Termination or modification of this obligation requires approval by the Board.
Expense Example
This Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio's operating expenses remain the same. The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	Strategic Allocation Growth				Solution Aggressive				Solution Aggressive Pro Forma
Class	1 Yr	3 Yrs	5 Yrs	10 Yrs	1 Yr	3 Yrs	5 Yrs	10 Yrs	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class I	$79	257	450	1,009	91	298	537	1,224	85	306	545	1,231
Class S	$104	335	585	1,301	116	376	671	1,510	104	331	584	1,306
Portfolio Turnover
Each Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio's performance.
Each Portfolio's portfolio turnover rate during the most recent fiscal year is shown below as a percentage of the average value of its portfolio:
•
Balanced – 136%
•
Balanced Income – 142%
•
Solution Moderately Conservative – 40%
•
Strategic Allocation Conservative – 30%

•
Solution Conservative – 58%
•
Strategic Allocation Growth – 24%
•
Solution Aggressive – 41%
Comparison of the Performance of the Portfolios
The following information is intended to help you understand the risks of investing in the Portfolios. The following bar charts show the changes in the Portfolios’ performance from year to year, and the table compares each Portfolio’s performance to the performance of a broad-based securities market index/indices with investment characteristics similar to those of the Portfolios for the same period. The Portfolios’ performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar charts show the performance of each Portfolio’s Class ADV or Class S shares, as applicable. Performance for other share classes would differ to the extent they have differences in their fees and expenses. The Class R6 shares performance shown for certain Portfolios for the period prior to their inception date is the performance of Class I shares without adjustment for any differences in the expenses between the two classes. If adjusted for such differences, returns would be different.
Performance shown in the bar chart and in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolios’ performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolios’ past performance is no guarantee of future results.
Balanced
Calendar Year Total Returns Class S
(as of December 31 of each year)

Best quarter: 2nd 2020, 14.35% and Worst quarter: 1st 2020, -17.09%

Average Annual Total Returns % (for the periods ended December 31, 2023)

		1 Year	5 Years	10 Years	Since Inception	Inception Date

Class I	%	15.92	7.98	5.84	N/A	04/03/89
S&P Target Risk® Growth Index[1]	%	15.38	7.73	5.96	N/A
Bloomberg U.S. Aggregate Bond Index[2]	%	5.53	1.10	1.81	N/A
MSCI EAFE® Index[1]	%	18.24	8.16	4.28	N/A
Russell 3000® Index[2]	%	25.96	15.16	11.48	N/A
Class S	%	15.71	7.72	5.58	N/A	05/29/03
S&P Target Risk® Growth Index[1]	%	15.38	7.73	5.96	N/A
Bloomberg U.S. Aggregate Bond Index[2]	%	5.53	1.10	1.81	N/A
MSCI EAFE® Index[1]	%	18.24	8.16	4.28	N/A
Russell 3000® Index[2]	%	25.96	15.16	11.48	N/A
1
The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
2
The index returns do not reflect deductions for fees, expenses, or taxes.

Balanced Income
Calendar Year Total Returns Class S
(as of December 31 of each year)

Best quarter: 2nd 2020, 9.95% and Worst quarter: 1st 2020, -15.10%

Average Annual Total Returns % (for the periods ended December 31, 2023)

		1 Year	5 Years	10 Years	Since Inception	Inception Date

Class I	%	11.68	5.27	4.52	N/A	04/28/06
60% Bloomberg U.S. Aggregate Bond Index; 30% Russell 1000® Index; 10% MSCI EAFE® Index[1]	%	12.86	6.31	5.24	N/A
Bloomberg U.S. Aggregate Bond Index[1]	%	5.53	1.10	1.81	N/A
Russell 1000® Index[1]	%	26.53	15.52	11.80	N/A
MSCI EAFE® Index[1]	%	18.24	8.16	4.28	N/A
Class S	%	11.42	4.99	4.28	N/A	04/28/06
60% Bloomberg U.S. Aggregate Bond Index; 30% Russell 1000® Index; 10% MSCI EAFE® Index[1]	%	12.86	6.31	5.24	N/A
Bloomberg U.S. Aggregate Bond Index[1]	%	5.53	1.10	1.81	N/A
Russell 1000® Index[1]	%	26.53	15.52	11.80	N/A
MSCI EAFE® Index[1]	%	18.24	8.16	4.28	N/A
1
The index returns for the Bloomberg U.S. Aggregate Bond Index and the Russell 1000® Index do not reflect deductions for fees, expenses, or taxes. The index returns for the MSCI EAFE® Index include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
Strategic Allocation Conservative
Calendar Year Total Returns Class S
(as of December 31 of each year)

Best quarter: 2nd 2020, 11.05% and Worst quarter: 1st 2020, -12.10%

Average Annual Total Returns % (for the periods ended December 31, 2023)

		1 Year	5 Years	10 Years	Since Inception	Inception Date

Class I	%	11.92	5.29	4.44	N/A	07/05/95
Bloomberg U.S. Aggregate Bond Index[1]	%	5.53	1.10	1.81	N/A
Class S	%	11.57	5.01	4.17	N/A	08/05/05
Bloomberg U.S. Aggregate Bond Index[1]	%	5.53	1.10	1.81	N/A
1
The Index returns do not reflect deductions for fees, expenses, or taxes.
Solution Moderately Conservative
Calendar Year Total Returns Class ADV
(as of December 31 of each year)

Best quarter: 2nd 2020, 11.31% and Worst quarter: 1st 2020, -12.39%

Average Annual Total Returns % (for the periods ended December 31, 2023)

		1 Year	5 Years	10 Years	Since Inception	Inception Date

Class ADV	%	11.40	5.39	4.20	N/A	07/02/07
S&P Target Risk® Moderate Index[1]	%	12.41	5.66	4.48	N/A
Class I	%	12.08	5.90	4.72	N/A	07/02/07
S&P Target Risk® Moderate Index[1]	%	12.41	5.66	4.48	N/A
Class R6%		12.07	5.92	4.72	N/A	05/02/16
S&P Target Risk® Moderate Index[1]	%	12.41	5.66	4.48	N/A
Class S	%	11.86	5.67	4.48	N/A	07/02/07
S&P Target Risk® Moderate Index[1]	%	12.41	5.66	4.48	N/A
Class S2%		11.66	5.49	4.31	N/A	04/30/10
S&P Target Risk® Moderate Index[1]	%	12.41	5.66	4.48	N/A
1
The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.

Solution Conservative
Calendar Year Total Returns Class ADV
(as of December 31 of each year)

Best quarter: 2nd 2020, 8.63% and Worst quarter: 1st 2020, -8.27%

Average Annual Total Returns % (for the periods ended December 31, 2023)

		1 Year	5 Years	10 Years	Since Inception	Inception Date

Class ADV	%	8.79	3.73	3.22	N/A	04/30/10
S&P Target Risk® Conservative Index[1]	%	10.94	4.60	3.76	N/A
Class I	%	9.32	4.25	3.72	N/A	04/30/10
S&P Target Risk® Conservative Index[1]	%	10.94	4.60	3.76	N/A
Class R6%		9.26	4.24	3.72	N/A	05/02/16
S&P Target Risk® Conservative Index[1]	%	10.94	4.60	3.76	N/A
Class S	%	9.12	3.99	3.47	N/A	04/30/10
S&P Target Risk® Conservative Index[1]	%	10.94	4.60	3.76	N/A
Class S2%		8.88	3.83	3.32	N/A	04/30/10
S&P Target Risk® Conservative Index[1]	%	10.94	4.60	3.76	N/A
1
The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
Strategic Allocation Growth
Calendar Year Total Returns Class S
(as of December 31 of each year)

Best quarter: 2nd 2020, 17.33% and Worst quarter: 1st 2020, -20.25%

Average Annual Total Returns % (for the periods ended December 31, 2023)

		1 Year	5 Years	10 Years	Since Inception	Inception Date

Class I	%	18.65	9.55	6.74	N/A	07/05/95
Russell 3000® Index[1]	%	25.96	15.16	11.48	N/A
Class S	%	18.40	9.27	6.47	N/A	08/05/05
Russell 3000® Index[1]	%	25.96	15.16	11.48	N/A
1
The Index returns do not reflect deductions for fees, expenses, or taxes.
Solution Aggressive
Calendar Year Total Returns Class S
(as of December 31 of each year)

Best quarter: 2nd 2020, 20.18% and Worst quarter: 1st 2020, -22.94%

Average Annual Total Returns % (for the periods ended December 31, 2023)

		1 Year	5 Years	10 Years	Since Inception	Inception Date

Class I	%	21.21	11.21	7.69	N/A	05/01/13
S&P Target Risk Aggressive® Index[1]	%	18.40	9.78	7.20	N/A
Class S	%	20.90	10.94	7.43	N/A	05/01/13
S&P Target Risk Aggressive® Index[1]	%	18.40	9.78	7.20	N/A
1
The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
Management of the Portfolios
The following table describes the management of the Portfolios.
	Target Portfolios	Acquiring Portfolios
Investment Adviser	Voya Investments, LLC	Same
Management Fee (as a percentage of average daily net assets)
Balanced
0.60%
Solution Moderately Conservative
0.400% on assets in Direct Investments[1]
0.200% on assets in Underlying Funds[2]
Strategic Allocation Conservative
0.70% on assets in Direct Investments[3]
0.40% on assets in Other Investments[4]
0.18% on assets in Underlying Funds[2]
Strategic Allocation Growth
0.70% on assets in Direct Investments[3]
0.40% on assets in Other Investments[4]
0.18% on assets in Underlying Funds[2]

Balanced Income
0.550%
Solution Conservative
0.400% on assets in Direct Investments[1]
0.200% on assets in Underlying Funds[2,5]
Solution Aggressive
0.400% on assets in Direct Investments[1]
0.200% on assets in Underlying Funds[2,5]

Sub-Adviser	Voya Investment Management Co. LLC	Same

	Target Portfolios	Acquiring Portfolios
Sub-Advisory Fee (as a percentage of average daily net assets)
Balanced
0.225%
Solution Moderately Conservative
0.13500% on assets in Direct Investments[1]
0.04500% on assets in Underlying Funds[2]
Strategic Allocation Conservative
0.27% on assets in Direct Investments[3]
0.14% on assets in Other Investments[4]
0.02% on assets in Underlying Funds[2]
Strategic Allocation Growth
0.27% on assets in Direct Investments[3]
0.14% on assets in Other Investments[4]
0.02% on assets in Underlying Funds[2]

Balanced Income
0.2480%
Solution Conservative
0.13500% on assets in Direct Investments[1]
0.04500% on assets in Underlying Funds[2]
Solution Aggressive
0.13500% on assets in Direct Investments[1]
0.04500% on assets in Underlying Funds[2]

Portfolio Managers
Balanced
Lanyon Blair, CFA, CAIA
(since 05/23)
Barbara Reinhard, CFA
(since 05/18)
Solution Moderately Conservative
Lanyon Blair, CFA, CAIA
(since 05/23)
Barbara Reinhard, CFA
(since 09/19)
Strategic Allocation Conservative
Lanyon Blair, CFA, CAIA
(since 05/23)
Barbara Reinhard, CFA
(since 05/18)
Strategic Allocation Growth
Lanyon Blair, CFA, CAIA
(since 05/23)
Barbara Reinhard, CFA
(since 05/18)

Balanced Income
Vincent Costa, CFA
(since 05/19)
Barbara Reinhard, CFA
(since 05/23)
Brian Timberlake, Ph.D., CFA
(since 05/19)
Leigh Todd, CFA
(since 10/22)
Solution Conservative
Lanyon Blair, CFA, CAIA
(since 05/23)
Barbara Reinhard, CFA
(since 09/19)
Solution Aggressive
Lanyon Blair, CFA, CAIA
(since 05/23)
Barbara Reinhard, CFA
(since 09/19)

Distributor	Voya Investments Distributor, LLC	Same
1
“Direct Investments” shall mean assets which are not Underlying Funds.
2
“Underlying Funds” shall mean open-end investment companies registered under the 1940 Act within the Voya family of funds. The phrase “family of funds” shall have the same meaning as “fund complex” as defined in Item 17 of Form N-1A, as it was in effect on January 1, 2017, and May 1, 2017, respectively, including, for clarity, exchange-traded funds advised or sub-advised by Voya Investments, LLC or an affiliate.
3
“Direct Investments” shall include direct investments in companies other than investment companies (e.g., stocks), securities evidencing indebtedness (e.g., bonds) that do not derive their value from another security or asset, and instruments whose value is backed by an asset.
4
“Other Investments” shall mean assets which are not Direct Investments or Underlying Funds.
5
Effective upon closing of the Reorganization, the management fee will be 0.400% of the Portfolio's average daily net assets invested in Direct Investments and 0.180% of the Portfolio's average daily net assets invested in Underlying Funds.
Investment Adviser
Voya Investments, an Arizona limited liability company, is registered with the SEC as an investment adviser. Voya Investments serves as the investment adviser to, and has overall responsibility for the management of the Portfolios. Voya Investments oversees all investment advisory and portfolio management services and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including, but not limited to, the following: custodial, transfer agency, dividend disbursing, accounting, auditing, compliance, and related services.
Voya Investments began business as an investment adviser in 1994 and currently serves as investment adviser to certain registered investment companies, consisting of open- and closed-end registered investment companies and collateralized loan obligations. Voya Investments is an indirect subsidiary of Voya Financial, Inc. Voya Financial, Inc. is a U.S.-based financial institution whose subsidiaries operate in the retirement, investment, and insurance industries.
Voya Investments' principal business address is 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258. As of December 31, 2023, Voya Investments managed approximately $78.9 billion in assets.

Voya IM
Voya IM, a Delaware limited liability company, was founded in 1972 and is registered with the SEC as an investment adviser. Voya IM has acted as an investment adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. Voya IM is an indirect subsidiary of Voya Financial, Inc. and is an affiliate of the Investment Adviser. Voya IM's principal business address is 230 Park Avenue, New York, New York 10169. As of December 31, 2023, Voya IM managed approximately $322 billion in assets.
The following individuals are jointly and primarily responsible for the day-to-day management of the Portfolios, as designated in the table above.
Lanyon Blair, CFA, CAIA, Portfolio Manager, joined Voya IM in 2015 and is Head of Manager Research and Selection for Multi-Asset Strategies and Solutions (“MASS”). He is responsible for manager research and selection activities across all asset classes for the MASS group’s multi-manager products. Prior to joining Voya IM, Mr. Blair was an analyst at Wells Fargo, focusing on research and due diligence of equity, real estate, and multi-asset managers. Prior to that, he was an analyst with Fidelity Investments, covering equity and real estate managers. Mr. Blair began his career as a consultant with FactSet Research Systems where he worked closely with equity, fixed income, and real estate research teams.
Vincent Costa, CFA, Portfolio Manager, also serves as head of the global equities team and as portfolio manager for the active quantitative strategies and the U.S. large cap value portfolios. Mr. Costa joined Voya IM in 2006 as head of portfolio management for quantitative equity. Prior to that, Mr. Costa managed quantitative equity investments at both Merrill Lynch Investment Management and Bankers Trust Company.
Barbara Reinhard, CFA, Portfolio Manager, joined Voya IM in 2016 and is the head of asset allocation for MASS. She is responsible for strategic and tactical asset allocation decisions for the MASS team’s multi-asset strategies. Prior to joining Voya IM, Ms. Reinhard was the chief investment officer for Credit Suisse Private Bank in the Americas (2011-2016) where she managed discretionary multi-asset portfolios, was a member of the global asset allocation committee, and the pension investment committee. Prior to that, she spent 20 years at Morgan Stanley.
Brian Timberlake, Ph.D., CFA, Portfolio Manager and Head of Fixed-Income Research, joined Voya IM in 2003. Previously at Voya IM, he was Head of Quantitative Research and before that, a Senior Quantitative Analyst.
Leigh Todd, CFA, Portfolio Manager of Voya IM's large cap growth and mid cap growth strategies, joined Voya IM in 2021. Prior to that, she served as a portfolio manager and senior research analyst at Mellon and was a portfolio manager at State Street Global Advisors.
Each Portfolio's statement of additional information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager, and the securities each portfolio manager owns in the Portfolio.
The Distributor
The Distributor, a Delaware limited liability company, is the principal underwriter and distributor of the Portfolios. The Distributor is an indirect subsidiary of Voya Financial, Inc. and is an affiliate of the Investment Adviser. The Distributor’s principal business address is 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258.
The Distributor is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the Public Disclosure Hotline at 800-289-9999.
Additional Information about the Portfolios
Dividends and Other Distributions
Each Portfolio generally distributes most or all of its net earnings in the form of dividends, consisting of net investment income and capital gains distributions. Each Portfolio distributes capital gains, if any, annually. Each Portfolio also declares dividends and pays dividends consisting of net investment income, if any, annually. All dividends and capital gains distributions will be automatically reinvested in additional shares of a Portfolio at the NAV of such shares on the payment date unless a participating insurance company’s separate account is permitted to hold cash and elects to receive payment in cash. From time to time a portion of a Portfolio’s distribution may constitute a return of capital. To comply with U.S. federal tax regulations, each Portfolio may also pay an additional capital gains distribution.
Purchase and Sale of Portfolio Shares
Shares of each Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to each Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on a Portfolio’s behalf.

Tax Information
Distributions made by each Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for U.S. federal income tax purposes. See the contract prospectus or the governing documents of your Qualified Plan for information regarding the U.S. federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.
Payments to Broker-Dealers and Other Financial Intermediaries
If you invest in a Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its Investment Adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make a Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.
Shares Outstanding as of the Record Date
As of April 1, 2024 (the “Record Date”), the following shares of beneficial interest or capital stock, as applicable, of the Target Portfolios were outstanding:
Balanced
Class	Shares Outstanding
I	19,978,197.22
S	116,763.56
Total	20,094,960.78
Strategic Allocation Conservative
Class	Shares Outstanding
I	4,862,206.17
S	308,512.84
Total	5,170,719.01
Solution Moderately Conservative
Class	Shares Outstanding
ADV	404,934.02
I	33,268.21
R6	1,221,031.23
S	1,687,975.75
S2	134,838.95
Total	3,482,048.16
Strategic Allocation Growth
Class	Shares Outstanding
I	10,463,350.00
S	181,903.12
Total	10,645,253.12
Shares have no preemptive or subscription rights. To the knowledge of the Investment Adviser, as of the Record Date, no current Director/Trustee owns 1% or more of the outstanding shares of any class of the Portfolios, and the officers and Directors/Trustees own, as a group, less than 1% of the shares of any class of the Portfolios.
Appendix F hereto lists the persons that, as of the Record Date, owned beneficially or of record 5% or more of the outstanding shares of any class of the Portfolios’ shares.

Capitalization
The following tables show on an unaudited basis the capitalization of each of the Portfolios as of April 11, 2024 and on a pro forma combined basis as of April 11, 2024, giving effect to the Reorganizations.
Balanced into Balanced Income
		Balanced Portfolio(1)	Balanced Income Portfolio(1)	Pro Forma Adjustments	Balanced Income Pro Forma Combined(1)
Class ADV
Net Assets	$	N/A	46,210,568	-	46,210,568
Shares Outstanding		N/A	5,194,622	-	5,194,622
Net Asset Value Per Share	$	N/A	8.90	-	8.90
Class I
Net Assets		$305,054,720	6,060,617	-	311,115,337
Shares Outstanding		19,864,513	639,469	12,314,255(A)	32,818,237
Net Asset Value Per Share		$15.36	9.48	-	9.48
Class S
Net Assets		$1,775,892	170,983,587	-	172,759,479
Shares Outstanding		116,316	18,150,521	72,208(A)	18,339,045
Net Asset Value Per Share		$15.27	9.42	-	9.42
Class S2
Net Assets	$	N/A	2,455,007	-	2,455,007
Shares Outstanding		N/A	261,113	-	261,113
Net Asset Value Per Share	$	N/A	9.40	-	9.40
(1)
The total net assets of Balanced and Balanced Income as of April 11, 2024, were equal to $306,830,612 and $225,709,779, respectively. The total combined assets of the Portfolios as of April 11, 2024 was equal to $532,540,391.
(A)
Reflects pro forma adjustments as of April 11, 2024 for new shares issued, net of retired shares of Balanced. (Calculation: Net Assets ÷ NAV per share).
Strategic Allocation Conservative and Solution Moderately Conservative into Solution Conservative
		Strategic Allocation Conservative(1)	Solution Moderately Conservative(1)	Solution Conservative(1)	Pro Forma Adjustments	Solution Conservative(1) Pro Forma Combined
Class ADV
Net Assets	$	N/A	3,530,542	2,573,170	-	6,103,712
Shares Outstanding		N/A	405,668	268,468	(37,135) (A)	637,001
Net Asset Value Per Share	$	N/A	8.70	9.58	-	9.58
Class I
Net Assets		$54,588,734	316,671	457,321	-	55,362,726
Shares Outstanding		4,859,609	34,448	47,189	772,135(A)	5,713,381
Net Asset Value Per Share		$11.23	9.19	9.69	-	9.69
Class R6
Net Assets	$	N/A	11,025,571	4,202,512	-	15,228,083
Shares Outstanding		N/A	1,200,110	434,002	(61,105)(A)	1,573,007
Net Asset Value Per Share	$	N/A	9.19	9.68	-	9.68
Class S
Net Assets		$3,419,840	15,133,589	1,702,960	-	20,256,389
Shares Outstanding		308,316	1,699,230	176,839	(80,918)(A)	2,103,467
Net Asset Value Per Share		$11.09	8.91	9.63	-	9.63
Class S2
Net Assets	$	N/A	1,185,485	679,540	-	1,865,025
Shares Outstanding		N/A	135,098	71,586	(10,179)(A)	196,505
Net Asset Value Per Share	$	N/A	8.77	9.49	-	9.49
(1)
The total net assets of Strategic Allocation Conservative, Solution Moderately Conservative, and Solution Conservative as of April 11, 2024, were equal to $58,008,574, $31,191,858, and $9,615,504, respectively. The total combined assets of the Portfolios as of April 11, 2024 was equal to $98,815,936.

(A)
Reflects pro forma adjustments as of April 11, 2024 for new shares issued, net of retired shares of Strategic Allocation Conservative and Solution Moderately Conservative. (Calculation: Net Assets ÷NAV per share).
Strategic Allocation Growth into Solution Aggressive
		Strategic Allocation Growth(1)	Solution Aggressive(1)	Pro Forma Adjustments	Solution Aggressive Pro Forma Combined(1)
Class ADV
Net Assets	$	N/A	3,611,112	-	3,611,112
Shares Outstanding		N/A	273,792	-	273,792
Net Asset Value Per Share	$	N/A	13.19	-	13.19
Class I
Net Assets		$141,166,722	1,482,428	-	142,649,150
Shares Outstanding		10,450,858	108,373	(131,653)(A)	10,427,578
Net Asset Value Per Share		$13.51	13.68	-	13.68
Class R6
Net Assets	$	N/A	27,935,328	-	27,935,328
Shares Outstanding		N/A	2,040,114	-	2,040,114
Net Asset Value Per Share	$	N/A	13.69	-	13.69
Class S
Net Assets		$2,336,179	1,762,659	-	4,098,838
Shares Outstanding		175,378	130,792	(2,071) (A)	304,099
Net Asset Value Per Share		$13.32	13.48	-	13.48
Class S2
Net Assets	$	N/A	1,942,062	-	1,942,062
Shares Outstanding		N/A	148,601	-	148,601
Net Asset Value Per Share	$	N/A	13.07	-	13.07
(1) The total net assets of Strategic Allocation Growth and Solution Aggressive as of April 11, 2024, were equal to $143,502,901 and $36,733,589, respectively. The total combined assets of the Portfolios as of April 11, 2024 was equal to $180,236,490.
(A) Reflects pro forma adjustments as of April 11, 2024 for new shares issued, net of retired shares of Strategic Allocation Growth. (Calculation: Net Assets ÷ NAV per share).

APPENDIX A: FORM OF AGREEMENT AND PLAN OF REORGANIZATION FOR VOYA BALANCED PORTFOLIO
THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this [ ] day of [ ], 2024, by and between Voya Investors Trust (“VIT”), a Massachusetts business trust with its principal place of business at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258, on behalf of its series, Voya Balanced Income Portfolio (the “Surviving Portfolio”), and Voya Balanced Portfolio, Inc. (“VBPI”), a Maryland corporation with its principal place of business at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258, on behalf of its series, Voya Balanced Portfolio (the “Disappearing Portfolio”).
This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”). The reorganization (the “Reorganization”) will consist of the transfer of all of the assets of the Disappearing Portfolio to the Surviving Portfolio in exchange solely for Class I and Class S voting shares of beneficial interest of the Surviving Portfolio (the “Surviving Portfolio Shares”), the assumption by the Surviving Portfolio of the liabilities of the Disappearing Portfolio described in paragraph 1.3, and the distribution of the Surviving Portfolio Shares to the shareholders of the Disappearing Portfolio in complete liquidation of the Disappearing Portfolio as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.
WHEREAS, the Disappearing Portfolio and the Surviving Portfolio are series of open-end, registered investment companies of the management type and the Disappearing Portfolio owns securities which generally are assets of the character in which the Surviving Portfolio is permitted to invest; and
WHEREAS, the Board of Trustees of the Surviving Portfolio has determined that the exchange of all of the assets of the Disappearing Portfolio for Surviving Portfolio Shares and the assumption of the liabilities of the Disappearing Portfolio, as described in paragraphs 1.2 and 1.3 herein, by the Surviving Portfolio are in the best interests of the Surviving Portfolio and its shareholders and that the interests of the existing shareholders of the Surviving Portfolio would not be diluted as a result of this transaction; and
WHEREAS, the Board of Directors of the Disappearing Portfolio has determined that the exchange of all of the assets of the Disappearing Portfolio for Surviving Portfolio Shares and the assumption of the liabilities of the Disappearing Portfolio by the Surviving Portfolio, as described in paragraphs 1.2 and 1.3 herein, is in the best interests of the Disappearing Portfolio and its shareholders and that the interests of the existing shareholders of the Disappearing Portfolio would not be diluted as a result of this transaction.
NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:
1. TRANSFER OF ASSETS OF THE DISAPPEARING PORTFOLIO TO THE SURVIVING PORTFOLIO IN EXCHANGE FOR THE SURVIVING PORTFOLIO SHARES, THE ASSUMPTION OF ALL DISAPPEARING PORTFOLIO LIABILITIES AND THE LIQUIDATION OF THE DISAPPEARING PORTFOLIO
1.1. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Disappearing Portfolio agrees to transfer all of the Disappearing Portfolio’s assets, as set forth in paragraph 1.2, to the Surviving Portfolio, and the Surviving Portfolio agrees in exchange therefor: (i) to deliver to the Disappearing Portfolio the number of full and fractional Class I and Class S Surviving Portfolio Shares determined by dividing the value of the Disappearing Portfolio’s net assets with respect to each class, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Surviving Portfolio Share of the same class, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume the liabilities of the Disappearing Portfolio, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the “Closing”).
1.2. The assets of the Disappearing Portfolio to be acquired by the Surviving Portfolio shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Disappearing Portfolio and any deferred or prepaid expenses shown as an asset on the books of the Disappearing Portfolio on the closing date provided for in paragraph 3.1 (the “Closing Date”) (collectively, “Assets”).
1.3. The Disappearing Portfolio will endeavor to discharge all of its liabilities and obligations prior to the Closing Date. The Surviving Portfolio shall assume all of the liabilities of the Disappearing Portfolio whether accrued or contingent, known or unknown, existing at the Valuation Date, as defined in paragraph 2.1. On or as soon as practicable prior to the Closing Date, the Disappearing Portfolio will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all of its investment company taxable income (computed without regard to any deduction for dividends paid), net tax-exempt income, if any, and realized net capital gain, if any, for the current taxable year ending on the Closing Date and any other amounts necessary to be distributed in order to eliminate any excise tax liability under Section 4982 of the Code.
1.4. Immediately after the transfer of assets provided for in paragraph 1.1, the Disappearing Portfolio will distribute to the Disappearing Portfolio’s shareholders of record with respect to its Class I and Class S shares, determined as of immediately after the close of business on the Closing Date, on a pro rata basis within each class, the Surviving Portfolio Shares of the same class received by the Disappearing Portfolio pursuant to paragraph 1.1. In addition, as soon as is reasonably practicable after the Closing, the Disappearing Portfolio will completely liquidate. Such distribution and liquidation will be accomplished with respect to each class of the Disappearing Portfolio’s shares by the transfer of the Surviving Portfolio Shares then credited to the account of the Disappearing Portfolio on the books of the Surviving Portfolio to open accounts on the share records of the Surviving Portfolio in the names of the shareholders of record of each class of the Disappearing Portfolio’s shares, determined as of immediately after the close of business on the Closing Date (the “Disappearing Portfolio Shareholders”). The aggregate net asset value of Class I and Class S Surviving Portfolio Shares to be so credited to shareholders of Class I and Class S shares of the Disappearing Portfolio shall, with respect to each class, be equal to the aggregate net asset value of the Disappearing Portfolio of that same class owned by such shareholders on the Closing Date. All issued and outstanding Class I and Class S Disappearing Portfolio shares will simultaneously be canceled on the books of the Disappearing Portfolio, although share certificates representing interests in Class I and Class S shares of the Disappearing Portfolio will represent a number of shares of the same class of Surviving Portfolio Shares after the Closing Date, as determined in accordance with Section 2.3. The Surviving Portfolio shall not issue certificates representing the Class I and Class S Surviving Portfolio Shares in connection with such exchange.
1.5. Ownership of Surviving Portfolio Shares will be shown on the books of the Surviving Portfolio’s transfer agent, as defined in paragraph 3.3.
1.6. Any reporting responsibility of the Disappearing Portfolio including, but not limited to, the responsibility for the filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Disappearing Portfolio until the Disappearing Portfolio completes its liquidation and dissolves. Thereafter, any such reporting responsibilities shall be the responsibility of the Surviving Portfolio’s investment manager on behalf of the Disappearing Portfolio.
2. VALUATION
2.1. The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends and deduction for any expenses of the Reorganization contemplated hereby to be paid by the Disappearing Portfolio on the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures in the then-current prospectus and statement of additional information with respect to the Surviving Portfolio, and valuation procedures established by the Surviving Portfolio’s Board of Directors.
2.2. The net asset value of Class I and Class S Surviving Portfolio Shares shall be the net asset value per share computed with respect to that class as of the Valuation Date, using the valuation procedures set forth in the Surviving Portfolio’s then-current prospectus and statement of additional information and valuation procedures established by the Surviving Portfolio’s Board of Trustees.
2.3. The number of the Class I and Class S Surviving Portfolio Shares to be issued (including fractional shares, if any) in exchange for the Disappearing Portfolio’s assets shall be determined with respect to each such class by dividing the value of the net assets with respect to the Class I and Class S shares of the Disappearing Portfolio, as the case may be, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of the Surviving Portfolio Shares of the same class, determined in accordance with paragraph 2.2.
2.4. All computations of value shall be made by the Disappearing Portfolio’s designated record keeping agent and shall be subject to review by the Surviving Portfolio’s record keeping agent and by each Portfolio’s respective independent registered public accounting firm.
3. CLOSING AND CLOSING DATE
3.1. The Closing Date shall be [July 12, 2024] or such other date as the parties may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of the Surviving Portfolio or at such other time and/or place as the parties may agree.
3.2. The Disappearing Portfolio shall direct the Bank of New York Mellon, as custodian for the Disappearing Portfolio (the “Custodian”), to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Assets shall have been delivered in proper form to the Surviving Portfolio within two business days prior to or on the Closing Date; and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal, state and non-U.S. stock transfer stamps, if any, have been paid or provision for payment has been made. The Disappearing Portfolio’s portfolio securities represented by a certificate or other written instrument shall be presented for examination by the Custodian to the custodian for the Surviving Portfolio no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Disappearing Portfolio as of the Closing Date for the account of the Surviving Portfolio duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”)) in which the Disappearing Portfolio’s Assets are deposited, the Disappearing Portfolio’s portfolio securities and instruments deposited with such depositories. The cash to be transferred by the Disappearing Portfolio shall be delivered by wire transfer of federal funds on the Closing Date.
3.3. The Disappearing Portfolio shall direct BNY Mellon Investment Servicing (U.S.) Inc. (the “Transfer Agent”), on behalf of the Disappearing Portfolio, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Disappearing Portfolio Shareholders and the number and percentage ownership of outstanding Class I and Class S shares owned by each such shareholder immediately prior to the Closing. The Surviving Portfolio shall issue and deliver a confirmation evidencing the Surviving Portfolio Shares to be credited on the Closing Date to the Secretary of the Surviving Portfolio,

or provide evidence satisfactory to the Disappearing Portfolio that such Surviving Portfolio Shares have been credited to the Disappearing Portfolio’s account on the books of the Surviving Portfolio. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.
3.4. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Surviving Portfolio or the Disappearing Portfolio shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Directors of the Disappearing Portfolio or the Board of Trustees of the Surviving Portfolio, accurate appraisal of the value of the net assets of the Surviving Portfolio or the Disappearing Portfolio is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.
4. REPRESENTATIONS AND WARRANTIES
4.1. Except as has been disclosed to the Surviving Portfolio in a written instrument executed by an officer of VBPI, VBPI, on behalf of the Disappearing Portfolio, represents and warrants to VIT as follows:
(a) The Disappearing Portfolio is duly organized as a series of VBPI, which is a corporation, validly existing and in good standing under the laws of the State of Maryland, with power under VBPI’s Articles of Incorporation to own all of its properties and assets and to carry on its business as it is now being conducted;
(b) VBPI is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Disappearing Portfolio under the Securities Act of 1933, as amended (“1933 Act”), are in full force and effect;
(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Disappearing Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act and such as may be required by state securities laws;
(d) The current prospectus and statement of additional information of the Disappearing Portfolio and each prospectus and statement of additional information of the Disappearing Portfolio used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not, or did not at the time of its use, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;
(e) On the Closing Date, the Disappearing Portfolio will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Surviving Portfolio will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Surviving Portfolio;
(f) The Disappearing Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of VBPI’s Articles of Incorporation or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which VBPI, on behalf of the Disappearing Portfolio, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which VBPI, on behalf of the Disappearing Portfolio, is a party or by which it is bound;
(g) All material contracts or other commitments of the Disappearing Portfolio (other than this Agreement and certain investment contracts including options, futures and forward contracts) will terminate without liability to the Disappearing Portfolio at or prior to the Closing Date;
(h) Except as otherwise disclosed in writing to and accepted by VIT, on behalf of the Surviving Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against VBPI, on behalf of the Disappearing Portfolio, or any of its properties or assets or any person whom the Disappearing Portfolio may be obligated to indemnify in connection with such litigation, proceeding or investigation that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. VBPI, on behalf of the Disappearing Portfolio, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;
(i) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Portfolio of Investments of the Disappearing Portfolio as of and for the year ended December 31, 2023 have been audited by Ernst & Young LLP, an independent registered public accounting firm, and are in accordance with consistently applied U.S. generally accepted accounting principles (“U.S. GAAP”), and such statements (copies of which have been furnished to the Surviving Portfolio) present fairly, in all material respects, the financial condition of the Disappearing Portfolio as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Disappearing Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;

(j) Since December 31, 2023, there has not been any material adverse change in the Disappearing Portfolio’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Disappearing Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Surviving Portfolio (for the purposes of this subparagraph (j), a decline in net asset value per share of the Disappearing Portfolio due to declines in market values of securities in the Disappearing Portfolio’s portfolio, the discharge of Disappearing Portfolio liabilities, or the redemption of Disappearing Portfolio shares by shareholders of the Disappearing Portfolio shall not constitute a material adverse change);
(k) On the Closing Date, all federal and other tax returns, dividend reporting forms, and other tax-related reports of the Disappearing Portfolio required by law to have been filed by such date (including any extensions) shall have been timely filed and are or will be correct and complete in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Disappearing Portfolio’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;
(l) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Disappearing Portfolio has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to compute and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income, net tax-exempt income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income, net tax-exempt income and net capital gain for each of (i) any prior taxable year for which any such dividend and related distribution are still timely and (ii) the period ending on the Closing Date, and has met (or will meet) the diversification and other requirements of Section 817(h) of the Code and the Treasury Regulations promulgated thereunder (including Treasury Regulations Section 1.817-5);
(m) All issued and outstanding shares of the Disappearing Portfolio are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration or qualification requirements of federal and state securities laws. All of the issued and outstanding shares of the Disappearing Portfolio will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Disappearing Portfolio, as provided in paragraph 3.3. The Disappearing Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Disappearing Portfolio, nor is there outstanding any security convertible into any of the Disappearing Portfolio shares;
(n) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Directors of VBPI, on behalf of the Disappearing Portfolio, and this Agreement will constitute a valid and binding obligation of the Disappearing Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;
(o) The information to be furnished by VBPI, on behalf of the Disappearing Portfolio, for use in registration statements, Information Statement and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority) that may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto;
(p) The information statement of the Disappearing Portfolio (the “Information Statement”) to be included in the Registration Statement referred to in paragraph 5.5, insofar as it relates to the Disappearing Portfolio, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Information Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Surviving Portfolio for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder; and
(q) On the Closing Date, the Disappearing Portfolio will have sold such of its assets, if any, as are necessary based on information provided by the Surviving Portfolio and contingent on the accuracy of such information to assure that, after giving effect to the acquisition of the assets of the Disappearing Portfolio pursuant to this Agreement, the Surviving Portfolio, if classified as a “diversified company” within the meaning of Section 5(b)(1) of the 1940 Act, will remain a “diversified company” and in compliance in all material respects with such other investment restrictions as are set forth in the Surviving Portfolio Prospectus, as amended through the Closing Date.
4.2. Except as has been disclosed to the Disappearing Portfolio in a written instrument executed by an officer of VIT, VIT, on behalf of the Surviving Portfolio, represents and warrants to VBPI as follows:
(a) The Surviving Portfolio is duly organized as a series of VIT, which is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, with power under VIT’s Amended and Restated Agreement and Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

(b) VIT is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Surviving Portfolio under the 1933 Act, are in full force and effect;
(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Surviving Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;
(d) The current prospectus and statement of additional information of the Surviving Portfolio and each prospectus and statement of additional information of the Surviving Portfolio used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not, or did not at the time of its use, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;
(e) On the Closing Date, the Surviving Portfolio will have good and marketable title to the Surviving Portfolio’s assets, free of any liens or other encumbrances, except those liens or encumbrances as to which the Disappearing Portfolio has received notice and necessary documentation at or prior to the Closing;
(f) The Surviving Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of VIT’s Amended and Restated Agreement and Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which VIT, on behalf of the Surviving Portfolio, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which VIT, on behalf of the Surviving Portfolio, is a party or by which it is bound;
(g) Except as otherwise disclosed in writing to and accepted by VBPI, on behalf of the Disappearing Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against VIT, on behalf of the Surviving Portfolio, or any of its properties or assets, or any person whom the Surviving Portfolio may be obligated to indemnify in connection with such litigation, proceeding or investigation, that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. VIT, on behalf of the Surviving Portfolio, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;
(h) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Portfolio of Investments of the Surviving Portfolio as of and for the year ended December 31, 2023 have been audited by Ernst & Young LLP, an independent registered public accounting firm, and are in accordance with consistently applied U.S. GAAP, and such statements (copies of which have been furnished to the Disappearing Portfolio) present fairly, in all material respects, the financial condition of the Surviving Portfolio as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Surviving Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;
(i) Since December 31, 2023, there has not been any material adverse change in the Surviving Portfolio’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Surviving Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Disappearing Portfolio. (For purposes of this subparagraph (i), a decline in net asset value per share of the Surviving Portfolio due to declines in market values of securities in the Surviving Portfolio’s portfolio, the discharge of Surviving Portfolio liabilities, or the redemption of Surviving Portfolio Shares by shareholders of the Surviving Portfolio, shall not constitute a material adverse change);
(j) On the Closing Date, all federal and other tax returns, dividend reporting forms, and other tax-related reports of the Surviving Portfolio required by law to have been filed by such date (including any extensions) shall have been timely filed and are or will be correct and complete in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Surviving Portfolio’s knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;
(k) For each taxable year of its operation (including the taxable year that includes the Closing Date), the Surviving Portfolio has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been eligible to (or will be eligible to) compute and has computed (or will compute) its federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income, net tax-exempt income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date, and has met (or will meet) the diversification and other requirements of Section 817(h) of the Code and the Treasury Regulations promulgated thereunder (including Treasury Regulations Section 1.817-5);
(l) All issued and outstanding shares of the Surviving Portfolio are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Surviving Portfolio will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Surviving Portfolio, as provided in paragraph 3.3. The Surviving Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any Surviving Portfolio Shares, nor is there outstanding any security convertible into any Surviving Portfolio Shares;
(m) The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of VIT, on behalf of the Surviving Portfolio, and this Agreement will constitute a valid and binding obligation of the Surviving Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;
(n) The Class I and Class S Surviving Portfolio Shares to be issued and delivered to the Disappearing Portfolio, for the account of the Disappearing Portfolio shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Surviving Portfolio Shares, and will be fully paid and non-assessable;
(o) The information to be furnished by VIT, on behalf of the Surviving Portfolio, for use in the registration statements and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority), that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and
(p) That insofar as it relates to the Surviving Portfolio, the Registration Statement relating to the Surviving Portfolio Shares issuable hereunder, and the Information Statement with respect to the Disappearing Portfolio to be included in the Registration Statement, and any amendment or supplement thereto, will, as of the date of this Agreement: (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Disappearing Portfolio for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder. Additionally, and through the Closing Date, to the extent any statement included in the Registration Statement, as supplemented or amended, relating to the Surviving Portfolio Shares issuable hereunder that was not misleading becomes misleading based on events that occur after the date of this Agreement, the Surviving Portfolio will, within a commercially reasonable amount of time, inform the Disappearing Portfolio.
5. COVENANTS OF THE SURVIVING PORTFOLIO AND THE DISAPPEARING PORTFOLIO
5.1. The Surviving Portfolio and the Disappearing Portfolio each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.
5.2. The Disappearing Portfolio covenants that the Class I and Class S Surviving Portfolio Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.
5.3. The Disappearing Portfolio will assist the Surviving Portfolio in obtaining such information as the Surviving Portfolio reasonably requests concerning the beneficial ownership of the Disappearing Portfolio’s shares.
5.4. Subject to the provisions of this Agreement, the Surviving Portfolio and the Disappearing Portfolio will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.
5.5. The Disappearing Portfolio will provide the Surviving Portfolio with information reasonably necessary for the preparation of a prospectus (the “Prospectus”), which will include the Information Statement referred to in paragraph 4.1(p), all to be included in a Registration Statement on Form N-14 of the Surviving Portfolio (the “Registration Statement”), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with this Agreement and the transactions contemplated herein.
5.6. The Surviving Portfolio will advise the Disappearing Portfolio promptly if at any time prior to the Closing Date the assets of the Disappearing Portfolio include any securities that the Surviving Portfolio is not permitted to acquire.
5.7. As soon as is reasonably practicable after the Closing, the Disappearing Portfolio will make a liquidating distribution to its shareholders consisting of the Class I and Class S Surviving Portfolio Shares received at the Closing.
5.8. The Surviving Portfolio and the Disappearing Portfolio shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.
5.9. VBPI, on behalf of the Disappearing Portfolio, covenants that VBPI will, from time to time, as and when reasonably requested by the Surviving Portfolio, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as VIT, on behalf of the Surviving Portfolio, may reasonably deem necessary or desirable in order to vest in and confirm (a) VBPI’s, on behalf of the Disappearing Portfolio, title to and possession of the Surviving Portfolio Shares to be delivered hereunder, and (b) VIT’s, on behalf of the Surviving Portfolio, title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.

5.10. The Surviving Portfolio will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.
6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE DISAPPEARING PORTFOLIO
The obligations of VBPI, on behalf of the Disappearing Portfolio, to consummate the transactions provided for herein shall be subject, at VBPI’s election, to the performance by VIT, on behalf of the Surviving Portfolio, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:
6.1. All representations and warranties of VIT, on behalf of the Surviving Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;
6.2. VIT, on behalf of the Surviving Portfolio shall have delivered to VBPI a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to VBPI and dated as of the Closing Date, to the effect that the representations and warranties of VIT, on behalf of the Surviving Portfolio, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as VBPI shall reasonably request; and
6.3. VIT, on behalf of the Surviving Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by VIT, on behalf of the Surviving Portfolio, on or before the Closing Date.
7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SURVIVING PORTFOLIO
The obligations of VIT, on behalf of the Surviving Portfolio, to complete the transactions provided for herein shall be subject, at VIT’s election, to the performance by VBPI, on behalf of the Disappearing Portfolio, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:
7.1. All representations and warranties of VBPI, on behalf of the Disappearing Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;
7.2. VBPI, on behalf of the Disappearing Portfolio shall have delivered to VIT, on behalf of the Surviving Portfolio, (i) a statement of the Disappearing Portfolio’s assets and liabilities, as of the Closing Date, certified by the Treasurer of VBPI, (ii) a statement of the respective tax basis of each investment transferred by the Disappearing Portfolio to the Surviving Portfolio, and (iii) copies of all relevant tax books and records;
7.3. VBPI, on behalf of the Disappearing Portfolio shall have delivered to VIT, on behalf of the Surviving Portfolio on the Closing Date a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to VIT and dated as of the Closing Date, to the effect that the representations and warranties of VBPI, on behalf of the Disappearing Portfolio, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as VIT shall reasonably request;
7.4. VBPI, on behalf of the Disappearing Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by VBPI, on behalf of the Disappearing Portfolio, on or before the Closing Date; and
7.5. The Disappearing Portfolio shall have declared and paid a distribution or distributions prior to the Closing Date that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income, all of its net tax-exempt income, if any, and all of its net realized capital gains, if any, for the period from the close of its last taxable year to 4:00 p.m. Eastern time on the Closing Date; and (ii) any undistributed investment company taxable income and net realized capital gains from any prior taxable year if still timely under Section 855 of the Code, to the extent not otherwise already distributed.
8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SURVIVING PORTFOLIO AND THE DISAPPEARING PORTFOLIO
If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to VBPI, on behalf of the Disappearing Portfolio, or VIT, on behalf of the Surviving Portfolio, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:
8.1. On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;
8.2. All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by VIT, on behalf of the Surviving Portfolio, or VBPI, on behalf of the Disappearing Portfolio to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Surviving Portfolio or the Disappearing Portfolio, provided that either party hereto may for itself waive any of such conditions;

8.3. The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and
8.4. The parties shall have received an opinion of tax counsel (which opinion will be subject to certain qualifications) addressed to VIT and VBPI substantially to the effect that, based upon certain facts, assumptions, representations and the existing provisions of the Code, Treasury Regulations promulgated thereunder, current administrative rules, and court decisions, the transaction contemplated by this Agreement will constitute a tax-free reorganization within the meaning of Section 368(a)(1) of the Code for federal income tax purposes. The delivery of such opinion is conditioned upon receipt by tax counsel of representations it shall request of VIT and VBPI. Notwithstanding anything herein to the contrary, VIT and VBPI may not waive the condition set forth in this paragraph 8.4.
9. BROKERAGE FEES AND EXPENSES
9.1. VBPI, on behalf of the Disappearing Portfolio, and VIT, on behalf of the Surviving Portfolio, each represents and warrants to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.
9.2. All expenses incurred in entering into and carrying out the terms and conditions of this Agreement with the exception of portfolio transition costs, including (without limitation) the costs associated with the preparation of necessary filings with the Commission, the printing and distribution of the Surviving Portfolio's prospectus and the Disappearing Portfolio's Information Statement and related materials, legal fees, accounting fees, and securities registration fees, shall be paid by the investment manager to the Surviving Portfolio and the Disappearing Portfolio (or an affiliate of the investment manager), not the Surviving Portfolio or the Disappearing Portfolio. Explicit portfolio transition costs (i.e., brokerage commissions), shall be paid by the Disappearing Portfolio. Nevertheless, the investment manager to the Surviving Portfolio and the Disappearing Portfolio may in its sole discretion elect to pay all or a portion of such explicit portfolio transition costs. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code or in failure of the Reorganization to be treated as a reorganization described in Section 368(a)(1) of the Code.
10. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES
10.1. The parties agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.
10.2. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.
11. TERMINATION
This Agreement may be terminated and the transactions contemplated hereby may be abandoned by mutual agreement of the parties. This Agreement may also be terminated and the transactions contemplated hereby may be abandoned by either party: (i) if the Closing shall not have occurred on or before [October] [31], [2024], unless such date is extended by mutual agreement of the parties; or (ii) if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Directors/Trustees or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.
12. AMENDMENTS
This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of VIT and VBPI.
13. NOTICES
Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to:
VOYA INVESTORS TRUST
7337 E. Doubletree Ranch Road
Suite 100
Scottsdale, AZ 85258-2034
Attn: Joanne F. Osberg
With a copy to:
Ropes & Gray LLP
Prudential Tower, 800 Boylston Street
Boston, MA 02199-3600
Attn: Elizabeth Reza

VOYA BALANCED PORTFOLIO, INC.
7337 E. Doubletree Ranch Road
Suite 100
Scottsdale, AZ 85258-2034
Attn: Joanne F. Osberg
With a copy to:
Ropes & Gray LLP
Prudential Tower, 800 Boylston Street
Boston, MA 02199-3600
Attn: Elizabeth Reza
14. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY
14.1. The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.
14.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.
14.3. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.
14.4. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.
14.5. It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective Trustees, Directors, shareholders, nominees, officers, agents, or employees personally, but shall bind only the property of the Disappearing Portfolio or the corporate property of the Surviving Portfolio, as the case may be, as provided in the Articles of Incorporation of VBPI or the Amended and Restated Agreement and Declaration of Trust of VIT, respectively. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.
(The Rest of This Page Is Intentionally Left Blank)

APPENDIX B: FORM OF AGREEMENT AND PLAN OF REORGANIZATION FOR VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO
THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this [ ] day of [ ], 2024, by and between Voya Partners, Inc. (“VPI”), a Maryland corporation with its principal place of business at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258, on behalf of its series, Voya Solution Conservative Portfolio (the “Surviving Portfolio”), and VPI, on behalf of its series, Voya Solution Moderately Conservative Portfolio (the “Disappearing Portfolio”).
This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”). The reorganization (the “Reorganization”) will consist of the transfer of all of the assets of the Disappearing Portfolio to the Surviving Portfolio in exchange solely for Adviser Class (“Class ADV”), Class I, Class R6, Service Class (“Class S”); and Service 2 Class (“Class S2”) voting shares of capital stock of the Surviving Portfolio (the “Surviving Portfolio Shares”), the assumption by the Surviving Portfolio of the liabilities of the Disappearing Portfolio described in paragraph 1.3, and the distribution of the Surviving Portfolio Shares to the shareholders of the Disappearing Portfolio in complete liquidation of the Disappearing Portfolio as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.
WHEREAS, the Disappearing Portfolio and the Surviving Portfolio are series of open-end, registered investment companies of the management type and the Disappearing Portfolio owns securities which generally are assets of the character in which the Surviving Portfolio is permitted to invest; and
WHEREAS, the Board of Directors of the Surviving Portfolio has determined that the exchange of all of the assets of the Disappearing Portfolio for Surviving Portfolio Shares and the assumption of the liabilities of the Disappearing Portfolio, as described in paragraphs 1.2 and 1.3 herein, by the Surviving Portfolio are in the best interests of the Surviving Portfolio and its shareholders and that the interests of the existing shareholders of the Surviving Portfolio would not be diluted as a result of this transaction; and
WHEREAS, the Board of Directors of the Disappearing Portfolio has determined that the exchange of all of the assets of the Disappearing Portfolio for Surviving Portfolio Shares and the assumption of the liabilities of the Disappearing Portfolio by the Surviving Portfolio, as described in paragraphs 1.2 and 1.3 herein, is in the best interests of the Disappearing Portfolio and its shareholders and that the interests of the existing shareholders of the Disappearing Portfolio would not be diluted as a result of this transaction.
NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:
1.
TRANSFER OF ASSETS OF THE DISAPPEARING PORTFOLIO TO THE SURVIVING PORTFOLIO IN EXCHANGE FOR THE SURVIVING PORTFOLIO SHARES, THE ASSUMPTION OF ALL DISAPPEARING PORTFOLIO LIABILITIES AND THE LIQUIDATION OF THE DISAPPEARING PORTFOLIO
1.1. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Disappearing Portfolio agrees to transfer all of the Disappearing Portfolio’s assets, as set forth in paragraph 1.2, to the Surviving Portfolio, and the Surviving Portfolio agrees in exchange therefor: (i) to deliver to the Disappearing Portfolio the number of full and fractional Class ADV, Class I, Class R6, Class S, and Class S2 Surviving Portfolio Shares determined by dividing the value of the Disappearing Portfolio’s net assets with respect to each class, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Surviving Portfolio Share of the same class, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume the liabilities of the Disappearing Portfolio, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the “Closing”).
1.2. The assets of the Disappearing Portfolio to be acquired by the Surviving Portfolio shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Disappearing Portfolio and any deferred or prepaid expenses shown as an asset on the books of the Disappearing Portfolio on the closing date provided for in paragraph 3.1 (the “Closing Date”) (collectively, “Assets”).
1.3. The Disappearing Portfolio will endeavor to discharge all of its liabilities and obligations prior to the Closing Date. The Surviving Portfolio shall assume all of the liabilities of the Disappearing Portfolio whether accrued or contingent, known or unknown, existing at the Valuation Date, as defined in paragraph 2.1. On or as soon as practicable prior to the Closing Date, the Disappearing Portfolio will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all of its investment company taxable income (computed without regard to any deduction for dividends paid), net tax-exempt income, if any, and realized net capital gain, if any, for the current taxable year ending on the Closing Date and any other amounts necessary to be distributed in order to eliminate any excise tax liability under Section 4982 of the Code.
1.4. Immediately after the transfer of assets provided for in paragraph 1.1, the Disappearing Portfolio will distribute to the Disappearing Portfolio’s shareholders of record with respect to its Class ADV, Class I, Class R6, Class S, and Class S2 shares, determined as of immediately after the close of business on the Closing Date, on a pro rata basis within each class, the Surviving Portfolio Shares of the same class received by the Disappearing Portfolio pursuant to paragraph 1.1. In addition, as soon as is reasonably practicable after the Closing, the Disappearing Portfolio will completely liquidate. Such distribution and liquidation will be accomplished, with respect to each class of the Disappearing Portfolio’s shares, by the transfer of the Surviving Portfolio Shares then credited to the account of the Disappearing Portfolio on the books of the Surviving Portfolio to open accounts on the share records of the Surviving Portfolio in the names of the shareholders of record of each class of the Disappearing Portfolio’s shares, determined as of immediately after the close of business on the Closing Date (the “Disappearing Portfolio Shareholders”). The

aggregate net asset value of Class ADV, Class I, Class R6, Class S, and Class S2 Surviving Portfolio Shares to be so credited to shareholders of Class ADV, Class I, Class R6, Class S, and Class S2 shares of the Disappearing Portfolio shall, with respect to each class, be equal to the aggregate net asset value of the Disappearing Portfolio of that same class owned by such shareholders on the Closing Date. All issued and outstanding Class ADV, Class I, Class R6, Class S, and Class S2 Disappearing Portfolio shares will simultaneously be canceled on the books of the Disappearing Portfolio, although share certificates representing interests in Class ADV, Class I, Class R6, Class S, and Class S2 shares of the Disappearing Portfolio will represent a number of shares of the same class of Surviving Portfolio Shares after the Closing Date, as determined in accordance with Section 2.3. The Surviving Portfolio shall not issue certificates representing the Class ADV, Class I, Class R6, Class S, and Class S2 Surviving Portfolio Shares in connection with such exchange.
1.5. Ownership of Surviving Portfolio Shares will be shown on the books of the Surviving Portfolio’s transfer agent, as defined in paragraph 3.3.
1.6. Any reporting responsibility of the Disappearing Portfolio including, but not limited to, the responsibility for the filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Disappearing Portfolio until the Disappearing Portfolio completes its liquidation and dissolves. Thereafter, any such reporting responsibilities shall be the responsibility of the Surviving Portfolio’s investment manager on behalf of the Disappearing Portfolio.
2.
VALUATION
2.1. The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends and deduction for any expenses of the Reorganization contemplated hereby to be paid by the Disappearing Portfolio on the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures in the then-current prospectus and statement of additional information with respect to the Surviving Portfolio, and valuation procedures established by the Surviving Portfolio’s Board of Directors.
2.2. The net asset value of Class ADV, Class I, Class R6, Class S, and Class S2 Surviving Portfolio Shares shall be the net asset value per share computed with respect to that class as of the Valuation Date, using the valuation procedures set forth in the Surviving Portfolio’s then-current prospectus and statement of additional information and valuation procedures established by the Surviving Portfolio’s Board of Directors.
2.3. The number of the Class ADV, Class I, Class R6, Class S, and Class S2 Surviving Portfolio Shares to be issued (including fractional shares, if any) in exchange for the Disappearing Portfolio’s assets shall be determined with respect to each such class by dividing the value of the net assets with respect to the Class ADV, Class I, Class R6, Class S, and Class S2 shares of the Disappearing Portfolio, as the case may be, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of the Surviving Portfolio Shares of the same class, determined in accordance with paragraph 2.2.
2.4. All computations of value shall be made by the Disappearing Portfolio’s designated record keeping agent and shall be subject to review by the Surviving Portfolio’s record keeping agent and by each Portfolio’s respective independent registered public accounting firm.
3.
CLOSING AND CLOSING DATE
3.1. The Closing Date shall be [July 12, 2024], or such other date as the parties may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of the Surviving Portfolio or at such other time and/or place as the parties may agree.
3.2. The Disappearing Portfolio shall direct the Bank of New York Mellon, as custodian for the Disappearing Portfolio (the “Custodian”), to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Assets shall have been delivered in proper form to the Surviving Portfolio within two business days prior to or on the Closing Date; and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal, state and non-U.S. stock transfer stamps, if any, have been paid or provision for payment has been made. The Disappearing Portfolio’s portfolio securities represented by a certificate or other written instrument shall be presented for examination by the Custodian to the custodian for the Surviving Portfolio no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Disappearing Portfolio as of the Closing Date for the account of the Surviving Portfolio duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”)) in which the Disappearing Portfolio’s Assets are deposited, the Disappearing Portfolio’s portfolio securities and instruments deposited with such depositories. The cash to be transferred by the Disappearing Portfolio shall be delivered by wire transfer of federal funds on the Closing Date.
3.3. The Disappearing Portfolio shall direct BNY Mellon Investment Servicing (U.S.) Inc. (the “Transfer Agent”), on behalf of the Disappearing Portfolio, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Disappearing Portfolio Shareholders and the number and percentage ownership of outstanding Class ADV, Class I, Class R6, Class S, and Class S2 shares owned by each such shareholder immediately prior to the Closing. The Surviving Portfolio shall issue and deliver a confirmation evidencing the Surviving Portfolio Shares to be credited on the Closing Date to the

Secretary of the Surviving Portfolio, or provide evidence satisfactory to the Disappearing Portfolio that such Surviving Portfolio Shares have been credited to the Disappearing Portfolio’s account on the books of the Surviving Portfolio. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.
3.4. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Surviving Portfolio or the Disappearing Portfolio shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Directors of the Disappearing Portfolio or the Board of Directors of the Surviving Portfolio, accurate appraisal of the value of the net assets of the Surviving Portfolio or the Disappearing Portfolio is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.
4.
REPRESENTATIONS AND WARRANTIES
4.1. Except as has been disclosed to the Surviving Portfolio in a written instrument executed by an officer of VPI, VPI, on behalf of the Disappearing Portfolio, represents and warrants to VPI as follows:
(a) The Disappearing Portfolio is duly organized as a series of VPI, which is a corporation, validly existing and in good standing under the laws of the State of Maryland, with power under VPI’s Articles of Incorporation to own all of its properties and assets and to carry on its business as it is now being conducted;
(b) VPI is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Disappearing Portfolio under the Securities Act of 1933, as amended (“1933 Act”), are in full force and effect;
(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Disappearing Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act and such as may be required by state securities laws;
(d) The current prospectus and statement of additional information of the Disappearing Portfolio and each prospectus and statement of additional information of the Disappearing Portfolio used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not, or did not at the time of its use, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;
(e) On the Closing Date, the Disappearing Portfolio will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Surviving Portfolio will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Surviving Portfolio;
(f) The Disappearing Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of VPI’s Articles of Incorporation or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which VPI, on behalf of the Disappearing Portfolio, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which VPI, on behalf of the Disappearing Portfolio, is a party or by which it is bound;
(g) All material contracts or other commitments of the Disappearing Portfolio (other than this Agreement and certain investment contracts including options, futures and forward contracts) will terminate without liability to the Disappearing Portfolio at or prior to the Closing Date;
(h) Except as otherwise disclosed in writing to and accepted by VPI, on behalf of the Surviving Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against VPI, on behalf of the Disappearing Portfolio, or any of its properties or assets or any person whom the Disappearing Portfolio may be obligated to indemnify in connection with such litigation, proceeding or investigation that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. VPI, on behalf of the Disappearing Portfolio, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;
(i) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Portfolio of Investments of the Disappearing Portfolio as of and for the year ended December 31, 2023 have been audited by Ernst & Young LLP, an independent registered public accounting firm, and are in accordance with consistently applied U.S. generally accepted accounting principles (“U.S. GAAP”), and such statements (copies of which have been furnished to the Surviving Portfolio) present fairly, in all material respects, the financial condition of the Disappearing Portfolio as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Disappearing Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;

(j) Since December 31, 2023, there has not been any material adverse change in the Disappearing Portfolio’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Disappearing Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Surviving Portfolio (for the purposes of this subparagraph (j), a decline in net asset value per share of the Disappearing Portfolio due to declines in market values of securities in the Disappearing Portfolio’s portfolio, the discharge of Disappearing Portfolio liabilities, or the redemption of Disappearing Portfolio shares by shareholders of the Disappearing Portfolio shall not constitute a material adverse change);
(k) On the Closing Date, all federal and other tax returns, dividend reporting forms, and other tax-related reports of the Disappearing Portfolio required by law to have been filed by such date (including any extensions) shall have been timely filed and are or will be correct and complete in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Disappearing Portfolio’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;
(l) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Disappearing Portfolio has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to compute and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income, net tax-exempt income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income, net tax-exempt income and net capital gain for each of (i) any prior taxable year for which any such dividend and related distribution are still timely and (ii) the period ending on the Closing Date, and has met (or will meet) the diversification and other requirements of Section 817(h) of the Code and the Treasury Regulations promulgated thereunder (including Treasury Regulations Section 1.817-5);
(m) All issued and outstanding shares of the Disappearing Portfolio are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration or qualification requirements of federal and state securities laws. All of the issued and outstanding shares of the Disappearing Portfolio will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Disappearing Portfolio, as provided in paragraph 3.3. The Disappearing Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Disappearing Portfolio, nor is there outstanding any security convertible into any of the Disappearing Portfolio shares;
(n) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Directors of VPI, on behalf of the Disappearing Portfolio, and this Agreement will constitute a valid and binding obligation of the Disappearing Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;
(o) The information to be furnished by VPI, on behalf of the Disappearing Portfolio, for use in registration statements and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority) that may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto;
(p) The information statement of the Disappearing Portfolio (the “Information Statement”) to be included in the Registration Statement referred to in paragraph 5.5, insofar as it relates to the Disappearing Portfolio, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Information Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Surviving Portfolio for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder; and
(q) On the Closing Date, the Disappearing Portfolio will have sold such of its assets, if any, as are necessary based on information provided by the Surviving Portfolio and contingent on the accuracy of such information to assure that, after giving effect to the acquisition of the assets of the Disappearing Portfolio pursuant to this Agreement, the Surviving Portfolio, if classified as a “diversified company” within the meaning of Section 5(b)(1) of the 1940 Act, will remain a “diversified company” and in compliance in all material respects with such other investment restrictions as are set forth in the Surviving Portfolio Prospectus, as amended through the Closing Date.
4.2. Except as has been disclosed to the Disappearing Portfolio in a written instrument executed by an officer of VPI, VPI, on behalf of the Surviving Portfolio, represents and warrants to VPI as follows:
(a) The Surviving Portfolio is duly organized as a series of VPI, which is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland, with power under VPI’s Articles of Incorporation to own all of its properties and assets and to carry on its business as it is now being conducted;

(b) VPI is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Surviving Portfolio under the 1933 Act, are in full force and effect;
(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Surviving Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;
(d) The current prospectus and statement of additional information of the Surviving Portfolio and each prospectus and statement of additional information of the Surviving Portfolio used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not, or did not at the time of its use, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;
(e) On the Closing Date, the Surviving Portfolio will have good and marketable title to the Surviving Portfolio’s assets, free of any liens or other encumbrances, except those liens or encumbrances as to which the Disappearing Portfolio has received notice and necessary documentation at or prior to the Closing;
(f) The Surviving Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of VPI’s Articles of Incorporation or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which VPI, on behalf of the Surviving Portfolio, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which VPI, on behalf of the Surviving Portfolio, is a party or by which it is bound;
(g) Except as otherwise disclosed in writing to and accepted by VPI, on behalf of the Disappearing Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against VPI, on behalf of the Surviving Portfolio, or any of its properties or assets, or any person whom the Surviving Portfolio may be obligated to indemnify in connection with such litigation, proceeding or investigation, that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. VPI, on behalf of the Surviving Portfolio, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;
(h) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Portfolio of Investments of the Surviving Portfolio as of and for the year ended December 31, 2023 have been audited by Ernst & Young LLP, an independent registered public accounting firm, and are in accordance with consistently applied U.S. GAAP, and such statements (copies of which have been furnished to the Disappearing Portfolio) present fairly, in all material respects, the financial condition of the Surviving Portfolio as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Surviving Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;
(i) Since December 31, 2023, there has not been any material adverse change in the Surviving Portfolio’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Surviving Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Disappearing Portfolio. (For purposes of this subparagraph (i), a decline in net asset value per share of the Surviving Portfolio due to declines in market values of securities in the Surviving Portfolio’s portfolio, the discharge of Surviving Portfolio liabilities, or the redemption of Surviving Portfolio Shares by shareholders of the Surviving Portfolio, shall not constitute a material adverse change);
(j) On the Closing Date, all federal and other tax returns, dividend reporting forms, and other tax-related reports of the Surviving Portfolio required by law to have been filed by such date (including any extensions) shall have been timely filed and are or will be correct and complete in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Surviving Portfolio’s knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;
(k) For each taxable year of its operation (including the taxable year that includes the Closing Date), the Surviving Portfolio has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been eligible to (or will be eligible to) compute and has computed (or will compute) its federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income, net tax-exempt income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date, and has met (or will meet) the diversification and other requirements of Section 817(h) of the Code and the Treasury Regulations promulgated thereunder (including Treasury Regulations Section 1.817-5);
(l) All issued and outstanding shares of the Surviving Portfolio are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Surviving Portfolio will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Surviving Portfolio, as provided in paragraph 3.3. The Surviving Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any Surviving Portfolio Shares, nor is there outstanding any security convertible into any Surviving Portfolio Shares;
(m) The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Directors of VPI, on behalf of the Surviving Portfolio, and this Agreement will constitute a valid and binding obligation of the Surviving Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;
(n) The Class ADV, Class I, Class R6, Class S, and Class S2 Surviving Portfolio Shares to be issued and delivered to the Disappearing Portfolio, for the account of the Disappearing Portfolio shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Surviving Portfolio Shares, and will be fully paid and non-assessable;
(o) The information to be furnished by VPI, on behalf of the Surviving Portfolio, for use in the registration statements, Information Statement and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority), that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and
(p) That insofar as it relates to the Surviving Portfolio, the Registration Statement relating to the Surviving Portfolio Shares issuable hereunder, and the Information Statement with respect to the Disappearing Portfolio to be included in the Registration Statement, and any amendment or supplement thereto, will, as of the date of this Agreement: (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Disappearing Portfolio for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder. Additionally, and through the Closing Date, to the extent any statement included in the Registration Statement, as supplemented or amended, relating to the Surviving Portfolio Shares issuable hereunder that was not misleading becomes misleading based on events that occur after the date of this Agreement, the Surviving Portfolio will, within a commercially reasonable amount of time, inform the Disappearing Portfolio.
5.
COVENANTS OF THE SURVIVING PORTFOLIO AND THE DISAPPEARING PORTFOLIO
5.1. The Surviving Portfolio and the Disappearing Portfolio each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.
5.2. The Disappearing Portfolio covenants that the Class ADV, Class I, Class R6, Class S, and Class S2 Surviving Portfolio Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.
5.3. The Disappearing Portfolio will assist the Surviving Portfolio in obtaining such information as the Surviving Portfolio reasonably requests concerning the beneficial ownership of the Disappearing Portfolio’s shares.
5.4. Subject to the provisions of this Agreement, the Surviving Portfolio and the Disappearing Portfolio will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.
5.5. The Disappearing Portfolio will provide the Surviving Portfolio with information reasonably necessary for the preparation of a prospectus (the “Prospectus”), which will include the Information Statement referred to in paragraph 4.1(p), all to be included in a Registration Statement on Form N-14 of the Surviving Portfolio (the “Registration Statement”), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with this Agreement and the transactions contemplated herein.
5.6. The Surviving Portfolio will advise the Disappearing Portfolio promptly if at any time prior to the Closing Date the assets of the Disappearing Portfolio include any securities that the Surviving Portfolio is not permitted to acquire.
5.7. As soon as is reasonably practicable after the Closing, the Disappearing Portfolio will make a liquidating distribution to its shareholders consisting of the Class ADV, Class I, Class R6, Class S, and Class S2 Surviving Portfolio Shares received at the Closing.
5.8. The Surviving Portfolio and the Disappearing Portfolio shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.
5.9. VPI, on behalf of the Disappearing Portfolio, covenants that VPI will, from time to time, as and when reasonably requested by the Surviving Portfolio, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as VPI, on behalf of the Surviving Portfolio, may reasonably deem necessary or desirable in order to vest in and confirm (a) VPI’s, on behalf of the Disappearing Portfolio’s, title to and possession of the Surviving Portfolio Shares to be delivered hereunder, and (b) VPI’s, on behalf of the Surviving Portfolio’s, title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.
5.10. The Surviving Portfolio will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.
6.
CONDITIONS PRECEDENT TO OBLIGATIONS OF THE DISAPPEARING PORTFOLIO
The obligations of VPI, on behalf of the Disappearing Portfolio, to consummate the transactions provided for herein shall be subject, at VPI’s election, to the performance by VPI, on behalf of the Surviving Portfolio, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:
6.1. All representations and warranties of VPI, on behalf of the Surviving Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;
6.2. VPI, on behalf of the Surviving Portfolio shall have delivered to VPI a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to VPI and dated as of the Closing Date, to the effect that the representations and warranties of VPI, on behalf of the Surviving Portfolio, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as VPI shall reasonably request; and
6.3. VPI, on behalf of the Surviving Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by VPI, on behalf of the Surviving Portfolio, on or before the Closing Date.
7.
CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SURVIVING PORTFOLIO
The obligations of VPI, on behalf of the Surviving Portfolio, to complete the transactions provided for herein shall be subject, at VPI’s election, to the performance by VPI, on behalf of the Disappearing Portfolio, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:
7.1. All representations and warranties of VPI, on behalf of the Disappearing Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;
7.2. VPI, on behalf of the Disappearing Portfolio shall have delivered to VPI, on behalf of the Surviving Portfolio, (i) a statement of the Disappearing Portfolio’s assets and liabilities, as of the Closing Date, certified by the Treasurer of VPI, (ii) a statement of the respective tax basis of each investment transferred by the Disappearing Portfolio to Surviving Portfolio, and (iii) copies of all relevant tax books and records;
7.3. VPI, on behalf of the Disappearing Portfolio shall have delivered to VPI, on behalf of the Surviving Portfolio on the Closing Date a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to VPI and dated as of the Closing Date, to the effect that the representations and warranties of VPI, on behalf of the Disappearing Portfolio, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as VPI shall reasonably request;
7.4. VPI, on behalf of the Disappearing Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by VPI, on behalf of the Disappearing Portfolio, on or before the Closing Date; and
7.5. The Disappearing Portfolio shall have declared and paid a distribution or distributions prior to the Closing Date that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income, all of its net tax-exempt income, if any, and all of its net realized capital gains, if any, for the period from the close of its last taxable year to 4:00 p.m. Eastern time on the Closing Date; and (ii) any undistributed investment company taxable income and net realized capital gains from any prior taxable year if still timely under Section 855 of the Code, to the extent not otherwise already distributed.
8.
FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SURVIVING PORTFOLIO AND THE DISAPPEARING PORTFOLIO
If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to VPI, on behalf of the Disappearing Portfolio, or VPI, on behalf of the Surviving Portfolio, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:
8.1. On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.2. All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by VPI, on behalf of the Surviving Portfolio, or VPI, on behalf of the Disappearing Portfolio to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Surviving Portfolio or the Disappearing Portfolio, provided that either party hereto may for itself waive any of such conditions;
8.3. The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and
8.4. The parties shall have received an opinion of tax counsel (which opinion will be subject to certain qualifications) addressed to VPI and VPI substantially to the effect that, based upon certain facts, assumptions, representations and the existing provisions of the Code, Treasury Regulations promulgated thereunder, current administrative rules, and court decisions, the transaction contemplated by this Agreement will constitute a tax-free reorganization within the meaning of Section 368(a)(1) of the Code for federal income tax purposes. The delivery of such opinion is conditioned upon receipt by tax counsel of representations it shall request of VPI and VPI. Notwithstanding anything herein to the contrary, VPI and VPI may not waive the condition set forth in this paragraph 8.4.
9.
BROKERAGE FEES AND EXPENSES
9.1. VPI, on behalf of the Disappearing Portfolio, and VPI, on behalf of the Surviving Portfolio, each represents and warrants to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.
9.2. All expenses incurred in entering into and carrying out the terms and conditions of this Agreement with the exception of portfolio transition costs, including (without limitation) the costs associated with the preparation of necessary filings with the Commission, the printing and distribution of the Surviving Portfolio's prospectus and the Disappearing Portfolio's Information Statement and related materials, legal fees, accounting fees, and securities registration fees, shall be paid by the investment manager to the Surviving Portfolio and the Disappearing Portfolio (or an affiliate of the investment manager), not the Surviving Portfolio or the Disappearing Portfolio. Explicit portfolio transition costs (i.e., brokerage commissions), shall be paid by the Disappearing Portfolio. Nevertheless, the investment manager to the Surviving Portfolio and the Disappearing Portfolio may in its sole discretion elect to pay all or a portion of such explicit portfolio transition costs. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code or in failure of the Reorganization to be treated as a reorganization described in Section 368(a)(1) of the Code.
10.
ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES
10.1. The parties agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.
10.2. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.
11.
TERMINATION
This Agreement may be terminated and the transactions contemplated hereby may be abandoned by mutual agreement of the parties. This Agreement may also be terminated and the transactions contemplated hereby may be abandoned by either party: (i) if the Closing shall not have occurred on or before [October] [31], [2024], unless such date is extended by mutual agreement of the parties; or (ii) if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Directors or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.
12.
AMENDMENTS
This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of VPI.
13.
NOTICES
Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to:
VOYA PARTNERS, INC.
7337 E. Doubletree Ranch Road
Suite 100
Scottsdale, AZ 85258-2034
Attn: Joanne F. Osberg

With a copy to:
Ropes & Gray LLP
Prudential Tower, 800 Boylston Street
Boston, MA 02199-3600
Attn: Elizabeth Reza
14.
HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY
14.1. The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.
14.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.
14.3. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.
14.4. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.
14.5. It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective Directors, shareholders, nominees, officers, agents, or employees personally, but shall bind only the property of the Disappearing Portfolio or the corporate property of the Surviving Portfolio, as the case may be, as provided in the Articles of Incorporation of VPI. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.
(The Rest of This Page Is Intentionally Left Blank)

APPENDIX C: FORM OF AGREEMENT AND PLAN OF REORGANIZATION FOR VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this [ ] day of [ ], 2024, by and between Voya Partners, Inc. (“VPI”), a Maryland corporation with its principal place of business at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258, on behalf of its series, Voya Solution Conservative Portfolio (the “Surviving Portfolio”), and Voya Strategic Allocation Portfolios, Inc. (“VSAPI”), a Maryland corporation with its principal place of business at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258, on behalf of its series, Voya Strategic Allocation Conservative Portfolio (the “Disappearing Portfolio”).
This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”). The reorganization (the “Reorganization”) will consist of the transfer of all of the assets of the Disappearing Portfolio to the Surviving Portfolio in exchange solely for Class I and Class S voting shares of capital stock of the Surviving Portfolio (the “Surviving Portfolio Shares”), the assumption by the Surviving Portfolio of the liabilities of the Disappearing Portfolio described in paragraph 1.3, and the distribution of the Surviving Portfolio Shares to the shareholders of the Disappearing Portfolio in complete liquidation of the Disappearing Portfolio as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.
WHEREAS, the Disappearing Portfolio and the Surviving Portfolio are series of open-end, registered investment companies of the management type and the Disappearing Portfolio owns securities which generally are assets of the character in which the Surviving Portfolio is permitted to invest; and
WHEREAS, the Board of Directors of the Surviving Portfolio has determined that the exchange of all of the assets of the Disappearing Portfolio for Surviving Portfolio Shares and the assumption of the liabilities of the Disappearing Portfolio, as described in paragraphs 1.2 and 1.3 herein, by the Surviving Portfolio are in the best interests of the Surviving Portfolio and its shareholders and that the interests of the existing shareholders of the Surviving Portfolio would not be diluted as a result of this transaction; and
WHEREAS, the Board of Directors of the Disappearing Portfolio has determined that the exchange of all of the assets of the Disappearing Portfolio for Surviving Portfolio Shares and the assumption of the liabilities of the Disappearing Portfolio by the Surviving Portfolio, as described in paragraphs 1.2 and 1.3 herein, is in the best interests of the Disappearing Portfolio and its shareholders and that the interests of the existing shareholders of the Disappearing Portfolio would not be diluted as a result of this transaction.
NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:
1. TRANSFER OF ASSETS OF THE DISAPPEARING PORTFOLIO TO THE SURVIVING PORTFOLIO IN EXCHANGE FOR THE SURVIVING PORTFOLIO SHARES, THE ASSUMPTION OF ALL DISAPPEARING PORTFOLIO LIABILITIES AND THE LIQUIDATION OF THE DISAPPEARING PORTFOLIO
1.1. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Disappearing Portfolio agrees to transfer all of the Disappearing Portfolio’s assets, as set forth in paragraph 1.2, to the Surviving Portfolio, and the Surviving Portfolio agrees in exchange therefor: (i) to deliver to the Disappearing Portfolio the number of full and fractional Class I and Class S Surviving Portfolio Shares determined by dividing the value of the Disappearing Portfolio’s net assets with respect to each class, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Surviving Portfolio Share of the same class, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume the liabilities of the Disappearing Portfolio, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the “Closing”).
1.2. The assets of the Disappearing Portfolio to be acquired by the Surviving Portfolio shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Disappearing Portfolio and any deferred or prepaid expenses shown as an asset on the books of the Disappearing Portfolio on the closing date provided for in paragraph 3.1 (the “Closing Date”) (collectively, “Assets”).
1.3. The Disappearing Portfolio will endeavor to discharge all of its liabilities and obligations prior to the Closing Date. The Surviving Portfolio shall assume all of the liabilities of the Disappearing Portfolio whether accrued or contingent, known or unknown, existing at the Valuation Date, as defined in paragraph 2.1. On or as soon as practicable prior to the Closing Date, the Disappearing Portfolio will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all of its investment company taxable income (computed without regard to any deduction for dividends paid), net tax-exempt income, if any, and realized net capital gain, if any, for the current taxable year ending on the Closing Date and any other amounts necessary to be distributed in order to eliminate any excise tax liability under Section 4982 of the Code.
1.4. Immediately after the transfer of assets provided for in paragraph 1.1, the Disappearing Portfolio will distribute to the Disappearing Portfolio’s shareholders of record with respect to its Class I and Class S shares, determined as of immediately after the close of business on the Closing Date, on a pro rata basis within each class, the Surviving Portfolio Shares of the same class received by the Disappearing Portfolio pursuant to paragraph 1.1. In addition, as soon as is reasonably practicable after the Closing, the Disappearing Portfolio will completely liquidate. Such distribution and liquidation will be accomplished, with respect to each class of the Disappearing Portfolio’s shares, by the transfer of the Surviving Portfolio Shares then credited to the account of the Disappearing Portfolio on the books of the Surviving Portfolio to open accounts on the share records of the Surviving Portfolio in the names of the shareholders of record of each class of the Disappearing Portfolio’s shares, determined as of immediately after the close of business on the Closing Date (the “Disappearing Portfolio Shareholders”). The aggregate net asset value of Class I and Class S Surviving Portfolio Shares to be so credited to shareholders of Class I and Class S shares of the Disappearing Portfolio shall, with respect to each class, be equal to the aggregate net asset value of the Disappearing Portfolio of that same class owned by such shareholders on the Closing Date. All issued and outstanding Class I and Class S Disappearing Portfolio shares will simultaneously be canceled on the books of the Disappearing Portfolio, although share certificates representing interests in Class I and Class S shares of the Disappearing Portfolio will represent a number of shares of the same class of Surviving Portfolio Shares after the Closing Date, as determined in accordance with Section 2.3. The Surviving Portfolio shall not issue certificates representing the Class I and Class S Surviving Portfolio Shares in connection with such exchange.
1.5. Ownership of Surviving Portfolio Shares will be shown on the books of the Surviving Portfolio’s transfer agent, as defined in paragraph 3.3.
1.6. Any reporting responsibility of the Disappearing Portfolio including, but not limited to, the responsibility for the filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Disappearing Portfolio until the Disappearing Portfolio completes its liquidation and dissolves. Thereafter, any such reporting responsibilities shall be the responsibility of the Surviving Portfolio’s investment manager on behalf of the Disappearing Portfolio.
2. VALUATION
2.1. The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends and deduction for any expenses of the Reorganization contemplated hereby to be paid by the Disappearing Portfolio on the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures in the then-current prospectus and statement of additional information with respect to the Surviving Portfolio, and valuation procedures established by the Surviving Portfolio’s Board of Directors.
2.2. The net asset value of Class I and Class S Surviving Portfolio Shares shall be the net asset value per share computed with respect to that class as of the Valuation Date, using the valuation procedures set forth in the Surviving Portfolio’s then-current prospectus and statement of additional information and valuation procedures established by the Surviving Portfolio’s Board of Directors.
2.3. The number of the Class I and Class S Surviving Portfolio Shares to be issued (including fractional shares, if any) in exchange for the Disappearing Portfolio’s assets shall be determined with respect to each such class by dividing the value of the net assets with respect to the Class I and Class S shares of the Disappearing Portfolio, as the case may be, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of the Surviving Portfolio Shares of the same class, determined in accordance with paragraph 2.2.
2.4. All computations of value shall be made by the Disappearing Portfolio’s designated record keeping agent and shall be subject to review by the Surviving Portfolio’s record keeping agent and by each Portfolio’s respective independent registered public accounting firm.
3. CLOSING AND CLOSING DATE
3.1. The Closing Date shall be [July 12, 2024], or such other date as the parties may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of the Surviving Portfolio or at such other time and/or place as the parties may agree.
3.2. The Disappearing Portfolio shall direct the Bank of New York Mellon, as custodian for the Disappearing Portfolio (the “Custodian”), to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Assets shall have been delivered in proper form to the Surviving Portfolio within two business days prior to or on the Closing Date; and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal, state and non-U.S. stock transfer stamps, if any, have been paid or provision for payment has been made. The Disappearing Portfolio’s portfolio securities represented by a certificate or other written instrument shall be presented for examination by the Custodian to the custodian for the Surviving Portfolio no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Disappearing Portfolio as of the Closing Date for the account of the Surviving Portfolio duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”)) in which the Disappearing Portfolio’s Assets are deposited, the Disappearing Portfolio’s portfolio securities and instruments deposited with such depositories. The cash to be transferred by the Disappearing Portfolio shall be delivered by wire transfer of federal funds on the Closing Date.
3.3. The Disappearing Portfolio shall direct BNY Mellon Investment Servicing (U.S.) Inc. (the “Transfer Agent”), on behalf of the Disappearing Portfolio, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Disappearing Portfolio Shareholders and the number and percentage ownership of outstanding Class I and Class S shares owned by each such shareholder immediately prior to the Closing. The Surviving Portfolio shall issue and deliver a confirmation evidencing the Surviving Portfolio Shares to be credited on the Closing Date to the Secretary of the Surviving Portfolio,

or provide evidence satisfactory to the Disappearing Portfolio that such Surviving Portfolio Shares have been credited to the Disappearing Portfolio’s account on the books of the Surviving Portfolio. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.
3.4. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Surviving Portfolio or the Disappearing Portfolio shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Directors of the Disappearing Portfolio or the Board of Directors of the Surviving Portfolio, accurate appraisal of the value of the net assets of the Surviving Portfolio or the Disappearing Portfolio is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.
4. REPRESENTATIONS AND WARRANTIES
4.1. Except as has been disclosed to the Surviving Portfolio in a written instrument executed by an officer of VSAPI, VSAPI, on behalf of the Disappearing Portfolio, represents and warrants to VPI as follows:
(a) The Disappearing Portfolio is duly organized as a series of VSAPI, which is a corporation, validly existing and in good standing under the laws of the State of Maryland, with power under VSAPI’s Articles of Incorporation to own all of its properties and assets and to carry on its business as it is now being conducted;
(b) VSAPI is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Disappearing Portfolio under the Securities Act of 1933, as amended (“1933 Act”), are in full force and effect;
(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Disappearing Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act and such as may be required by state securities laws;
(d) The current prospectus and statement of additional information of the Disappearing Portfolio and each prospectus and statement of additional information of the Disappearing Portfolio used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not, or did not at the time of its use, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;
(e) On the Closing Date, the Disappearing Portfolio will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Surviving Portfolio will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Surviving Portfolio;
(f) The Disappearing Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of VSAPI’s Articles of Incorporation or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which VSAPI, on behalf of the Disappearing Portfolio, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which VSAPI, on behalf of the Disappearing Portfolio, is a party or by which it is bound;
(g) All material contracts or other commitments of the Disappearing Portfolio (other than this Agreement and certain investment contracts including options, futures and forward contracts) will terminate without liability to the Disappearing Portfolio at or prior to the Closing Date;
(h) Except as otherwise disclosed in writing to and accepted by VPI, on behalf of the Surviving Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against VSAPI, on behalf of the Disappearing Portfolio, or any of its properties or assets or any person whom the Disappearing Portfolio may be obligated to indemnify in connection with such litigation, proceeding or investigation that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. VSAPI, on behalf of the Disappearing Portfolio, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;
(i) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Portfolio of Investments of the Disappearing Portfolio as of and for the year ended December 31, 2023 have been audited by Ernst & Young LLP, an independent registered public accounting firm, and are in accordance with consistently applied U.S. generally accepted accounting principles (“U.S. GAAP”), and such statements (copies of which have been furnished to the Surviving Portfolio) present fairly, in all material respects, the financial condition of the Disappearing Portfolio as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Disappearing Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;

(j) Since December 31, 2023, there has not been any material adverse change in the Disappearing Portfolio’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Disappearing Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Surviving Portfolio (for the purposes of this subparagraph (j), a decline in net asset value per share of the Disappearing Portfolio due to declines in market values of securities in the Disappearing Portfolio’s portfolio, the discharge of Disappearing Portfolio liabilities, or the redemption of Disappearing Portfolio shares by shareholders of the Disappearing Portfolio shall not constitute a material adverse change);
(k) On the Closing Date, all federal and other tax returns, dividend reporting forms, and other tax-related reports of the Disappearing Portfolio required by law to have been filed by such date (including any extensions) shall have been timely filed and are or will be correct and complete in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Disappearing Portfolio’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;
(l) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Disappearing Portfolio has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to compute and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income, net tax-exempt income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income, net tax-exempt income and net capital gain for each of (i) any prior taxable year for which any such dividend and related distribution are still timely and (ii) the period ending on the Closing Date, and has met (or will meet) the diversification and other requirements of Section 817(h) of the Code and the Treasury Regulations promulgated thereunder (including Treasury Regulations Section 1.817-5);
(m) All issued and outstanding shares of the Disappearing Portfolio are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration or qualification requirements of federal and state securities laws. All of the issued and outstanding shares of the Disappearing Portfolio will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Disappearing Portfolio, as provided in paragraph 3.3. The Disappearing Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Disappearing Portfolio, nor is there outstanding any security convertible into any of the Disappearing Portfolio shares;
(n) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Directors of VSAPI, on behalf of the Disappearing Portfolio, and this Agreement will constitute a valid and binding obligation of the Disappearing Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;
(o) The information to be furnished by VSAPI, on behalf of the Disappearing Portfolio, for use in registration statements and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority) that may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto;
(p) The information statement of the Disappearing Portfolio (the “Information Statement”) to be included in the Registration Statement referred to in paragraph 5.5, insofar as it relates to the Disappearing Portfolio, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Information Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Surviving Portfolio for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder; and
(q) On the Closing Date, the Disappearing Portfolio will have sold such of its assets, if any, as are necessary based on information provided by the Surviving Portfolio and contingent on the accuracy of such information to assure that, after giving effect to the acquisition of the assets of the Disappearing Portfolio pursuant to this Agreement, the Surviving Portfolio, if classified as a “diversified company” within the meaning of Section 5(b)(1) of the 1940 Act, will remain a “diversified company” and in compliance in all material respects with such other investment restrictions as are set forth in the Surviving Portfolio Prospectus, as amended through the Closing Date.
4.2. Except as has been disclosed to the Disappearing Portfolio in a written instrument executed by an officer of VPI, VPI, on behalf of the Surviving Portfolio, represents and warrants to VSAPI as follows:
(a) The Surviving Portfolio is duly organized as a series of VPI, which is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland, with power under VPI’s Articles of Incorporation to own all of its properties and assets and to carry on its business as it is now being conducted;

(b) VPI is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Surviving Portfolio under the 1933 Act, are in full force and effect;
(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Surviving Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;
(d) The current prospectus and statement of additional information of the Surviving Portfolio and each prospectus and statement of additional information of the Surviving Portfolio used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not, or did not at the time of its use, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;
(e) On the Closing Date, the Surviving Portfolio will have good and marketable title to the Surviving Portfolio’s assets, free of any liens or other encumbrances, except those liens or encumbrances as to which the Disappearing Portfolio has received notice and necessary documentation at or prior to the Closing;
(f) The Surviving Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of VPI’s Articles of Incorporation or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which VPI, on behalf of the Surviving Portfolio, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which VPI, on behalf of the Surviving Portfolio, is a party or by which it is bound;
(g) Except as otherwise disclosed in writing to and accepted by VSAPI, on behalf of the Disappearing Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against VPI, on behalf of the Surviving Portfolio, or any of its properties or assets, or any person whom the Surviving Portfolio may be obligated to indemnify in connection with such litigation, proceeding or investigation, that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. VPI, on behalf of the Surviving Portfolio, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;
(h) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Portfolio of Investments of the Surviving Portfolio as of and for the year ended December 31, 2023 have been audited by Ernst & Young LLP, an independent registered public accounting firm, and are in accordance with consistently applied U.S. GAAP, and such statements (copies of which have been furnished to the Disappearing Portfolio) present fairly, in all material respects, the financial condition of the Surviving Portfolio as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Surviving Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;
(i) Since December 31, 2023, there has not been any material adverse change in the Surviving Portfolio’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Surviving Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Disappearing Portfolio. (For purposes of this subparagraph (i), a decline in net asset value per share of the Surviving Portfolio due to declines in market values of securities in the Surviving Portfolio’s portfolio, the discharge of Surviving Portfolio liabilities, or the redemption of Surviving Portfolio Shares by shareholders of the Surviving Portfolio, shall not constitute a material adverse change);
(j) On the Closing Date, all federal and other tax returns, dividend reporting forms, and other tax-related reports of the Surviving Portfolio required by law to have been filed by such date (including any extensions) shall have been timely filed and are or will be correct and complete in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Surviving Portfolio’s knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;
(k) For each taxable year of its operation (including the taxable year that includes the Closing Date), the Surviving Portfolio has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been eligible to (or will be eligible to) compute and has computed (or will compute) its federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income, net tax-exempt income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date, and has met (or will meet) the diversification and other requirements of Section 817(h) of the Code and the Treasury Regulations promulgated thereunder (including Treasury Regulations Section 1.817-5);
(l) All issued and outstanding shares of the Surviving Portfolio are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Surviving Portfolio will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Surviving Portfolio, as provided in paragraph 3.3. The Surviving Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any Surviving Portfolio Shares, nor is there outstanding any security convertible into any Surviving Portfolio Shares;
(m) The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Directors of VPI, on behalf of the Surviving Portfolio, and this Agreement will constitute a valid and binding obligation of the Surviving Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;
(n) The Class I and Class S Surviving Portfolio Shares to be issued and delivered to the Disappearing Portfolio, for the account of the Disappearing Portfolio shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Surviving Portfolio Shares, and will be fully paid and non-assessable;
(o) The information to be furnished by VPI, on behalf of the Surviving Portfolio, for use in the registration statements, Information Statement and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority), that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and
(p) That insofar as it relates to the Surviving Portfolio, the Registration Statement relating to the Surviving Portfolio Shares issuable hereunder, and the Information Statement with respect to the Disappearing Portfolio to be included in the Registration Statement, and any amendment or supplement thereto, will, as of the date of this Agreement: (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Disappearing Portfolio for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder. Additionally, and through the Closing Date, to the extent any statement included in the Registration Statement, as supplemented or amended, relating to the Surviving Portfolio Shares issuable hereunder that was not misleading becomes misleading based on events that occur after the date of this Agreement, the Surviving Portfolio will, within a commercially reasonable amount of time, inform the Disappearing Portfolio.
5. COVENANTS OF THE SURVIVING PORTFOLIO AND THE DISAPPEARING PORTFOLIO
5.1. The Surviving Portfolio and the Disappearing Portfolio each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.
5.2. The Disappearing Portfolio covenants that the Class I and Class S Surviving Portfolio Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.
5.3. The Disappearing Portfolio will assist the Surviving Portfolio in obtaining such information as the Surviving Portfolio reasonably requests concerning the beneficial ownership of the Disappearing Portfolio’s shares.
5.4. Subject to the provisions of this Agreement, the Surviving Portfolio and the Disappearing Portfolio will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.
5.5. The Disappearing Portfolio will provide the Surviving Portfolio with information reasonably necessary for the preparation of a prospectus (the “Prospectus”), which will include the Information Statement referred to in paragraph 4.1(p), all to be included in a Registration Statement on Form N-14 of the Surviving Portfolio (the “Registration Statement”), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with this Agreement and the transactions contemplated herein.
5.6. The Surviving Portfolio will advise the Disappearing Portfolio promptly if at any time prior to the Closing Date the assets of the Disappearing Portfolio include any securities that the Surviving Portfolio is not permitted to acquire.
5.7. As soon as is reasonably practicable after the Closing, the Disappearing Portfolio will make a liquidating distribution to its shareholders consisting of the Class I and Class S Surviving Portfolio Shares received at the Closing.
5.8. The Surviving Portfolio and the Disappearing Portfolio shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.
5.9. VSAPI, on behalf of the Disappearing Portfolio, covenants that VSAPI will, from time to time, as and when reasonably requested by the Surviving Portfolio, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as VPI, on behalf of the Surviving Portfolio, may reasonably deem necessary or desirable in order to vest in and confirm (a) VSAPI’s, on behalf of the Disappearing Portfolio, title to and possession of the Surviving Portfolio Shares to be delivered hereunder, and (b) VPI’s, on behalf of the Surviving Portfolio, title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.

5.10. The Surviving Portfolio will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.
6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE DISAPPEARING PORTFOLIO
The obligations of VSAPI, on behalf of the Disappearing Portfolio, to consummate the transactions provided for herein shall be subject, at VSAPI’s election, to the performance by VPI, on behalf of the Surviving Portfolio, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:
6.1. All representations and warranties of VPI, on behalf of the Surviving Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;
6.2. VPI, on behalf of the Surviving Portfolio shall have delivered to VSAPI a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to VSAPI and dated as of the Closing Date, to the effect that the representations and warranties of VPI, on behalf of the Surviving Portfolio, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as VSAPI shall reasonably request; and
6.3. VPI, on behalf of the Surviving Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by VPI, on behalf of the Surviving Portfolio, on or before the Closing Date.
7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SURVIVING PORTFOLIO
The obligations of VPI, on behalf of the Surviving Portfolio, to complete the transactions provided for herein shall be subject, at VPI’s election, to the performance by VSAPI, on behalf of the Disappearing Portfolio, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:
7.1. All representations and warranties of VSAPI, on behalf of the Disappearing Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;
7.2. VSAPI, on behalf of the Disappearing Portfolio shall have delivered to VPI, on behalf of the Surviving Portfolio, (i) a statement of the Disappearing Portfolio’s assets and liabilities, as of the Closing Date, certified by the Treasurer of VSAPI, (ii) a statement of the respective tax basis of each investment transferred by the Disappearing Portfolio to the Surviving Portfolio, and (iii) copies of all relevant tax books and records;
7.3. VSAPI, on behalf of the Disappearing Portfolio shall have delivered to VPI, on behalf of the Surviving Portfolio on the Closing Date a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to VPI and dated as of the Closing Date, to the effect that the representations and warranties of VSAPI, on behalf of the Disappearing Portfolio, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as VPI shall reasonably request;
7.4. VSAPI, on behalf of the Disappearing Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by VSAPI, on behalf of the Disappearing Portfolio, on or before the Closing Date; and
7.5. The Disappearing Portfolio shall have declared and paid a distribution or distributions prior to the Closing Date that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income, all of its net tax-exempt income, if any, and all of its net realized capital gains, if any, for the period from the close of its last taxable year to 4:00 p.m. Eastern time on the Closing Date; and (ii) any undistributed investment company taxable income and net realized capital gains from any prior taxable year if still timely under Section 855 of the Code, to the extent not otherwise already distributed.
8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SURVIVING PORTFOLIO AND THE DISAPPEARING PORTFOLIO
If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to VSAPI, on behalf of the Disappearing Portfolio, or VPI, on behalf of the Surviving Portfolio, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:
8.1. On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;
8.2. All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by VPI, on behalf of the Surviving Portfolio, or VSAPI, on behalf of the Disappearing Portfolio to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Surviving Portfolio or the Disappearing Portfolio, provided that either party hereto may for itself waive any of such conditions;

8.3. The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and
8.4. The parties shall have received an opinion of tax counsel (which opinion will be subject to certain qualifications) addressed to VPI and VSAPI substantially to the effect that, based upon certain facts, assumptions, representations and the existing provisions of the Code, Treasury Regulations promulgated thereunder, current administrative rules, and court decisions, the transaction contemplated by this Agreement will constitute a tax-free reorganization within the meaning of Section 368(a)(1) of the Code for federal income tax purposes. The delivery of such opinion is conditioned upon receipt by tax counsel of representations it shall request of VPI and VSAPI. Notwithstanding anything herein to the contrary, VPI and VSAPI may not waive the condition set forth in this paragraph 8.4.
9. BROKERAGE FEES AND EXPENSES
9.1. VSAPI, on behalf of the Disappearing Portfolio, and VPI, on behalf of the Surviving Portfolio, each represents and warrants to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.
9.2. All expenses incurred in entering into and carrying out the terms and conditions of this Agreement with the exception of portfolio transition costs, including (without limitation) the costs associated with the preparation of necessary filings with the Commission, the printing and distribution of the Surviving Portfolio's prospectus and the Disappearing Portfolio's Information Statement and related materials, legal fees, accounting fees, and securities registration fees, shall be paid by the investment manager to the Surviving Portfolio and the Disappearing Portfolio (or an affiliate of the investment manager), not the Surviving Portfolio or the Disappearing Portfolio. Explicit portfolio transition costs (i.e., brokerage commissions), shall be paid by the Disappearing Portfolio. Nevertheless, the investment manager to the Surviving Portfolio and the Disappearing Portfolio may in its sole discretion elect to pay all or a portion of such explicit portfolio transition costs. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code or in failure of the Reorganization to be treated as a reorganization described in Section 368(a)(1) of the Code.
10. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES
10.1. The parties agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.
10.2. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.
11. TERMINATION
This Agreement may be terminated and the transactions contemplated hereby may be abandoned by mutual agreement of the parties. This Agreement may also be terminated and the transactions contemplated hereby may be abandoned by either party: (i) if the Closing shall not have occurred on or before [October] [31], [2024], unless such date is extended by mutual agreement of the parties; or (ii) if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Directors or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.
12. AMENDMENTS
This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of VPI and VSAPI.
13. NOTICES
Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to:
VOYA PARTNERS, INC.
7337 E. Doubletree Ranch Road
Suite 100
Scottsdale, AZ 85258-2034
Attn: Joanne F. Osberg
With a copy to:
Ropes & Gray LLP
Prudential Tower, 800 Boylston Street
Boston, MA 02199-3600
Attn: Elizabeth Reza

VOYA STRATEGIC ALLOCATION PORTFOLIOS, INC.
7337 E. Doubletree Ranch Road
Suite 100
Scottsdale, AZ 85258-2034
Attn: Joanne F. Osberg
With a copy to:
Ropes & Gray LLP
Prudential Tower, 800 Boylston Street
Boston, MA 02199-3600
Attn: Elizabeth Reza
14. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY
14.1. The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.
14.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.
14.3. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.
14.4. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.
14.5. It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective Directors, shareholders, nominees, officers, agents, or employees personally, but shall bind only the property of the Disappearing Portfolio or the corporate property of the Surviving Portfolio, as the case may be, as provided in the Articles of Incorporation of VSAPI or the Articles of Incorporation of VPI, respectively. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.
(The Rest of This Page Is Intentionally Left Blank)

APPENDIX D: FORM OF AGREEMENT AND PLAN OF REORGANIZATION FOR VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO
THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this [ ] day of [ ], 2024, by and between Voya Partners, Inc. (“VPI”), a Maryland corporation with its principal place of business at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258, on behalf of its series, Voya Solution Aggressive Portfolio (the “Surviving Portfolio”), and Voya Strategic Allocation Portfolios, Inc. (“VSAPI”), a Maryland corporation with its principal place of business at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258, on behalf of its series, Voya Strategic Allocation Growth Portfolio (the “Disappearing Portfolio”).
This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”). The reorganization (the “Reorganization”) will consist of the transfer of all of the assets of the Disappearing Portfolio to the Surviving Portfolio in exchange solely for Class I and Class S voting shares of capital stock of the Surviving Portfolio (the “Surviving Portfolio Shares”), the assumption by the Surviving Portfolio of the liabilities of the Disappearing Portfolio described in paragraph 1.3, and the distribution of the Surviving Portfolio Shares to the shareholders of the Disappearing Portfolio in complete liquidation of the Disappearing Portfolio as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.
WHEREAS, the Disappearing Portfolio and the Surviving Portfolio are series of open-end, registered investment companies of the management type and the Disappearing Portfolio owns securities which generally are assets of the character in which the Surviving Portfolio is permitted to invest; and
WHEREAS, the Board of Directors of the Surviving Portfolio has determined that the exchange of all of the assets of the Disappearing Portfolio for Surviving Portfolio Shares and the assumption of the liabilities of the Disappearing Portfolio, as described in paragraphs 1.2 and 1.3 herein, by the Surviving Portfolio are in the best interests of the Surviving Portfolio and its shareholders and that the interests of the existing shareholders of the Surviving Portfolio would not be diluted as a result of this transaction; and
WHEREAS, the Board of Directors of the Disappearing Portfolio has determined that the exchange of all of the assets of the Disappearing Portfolio for Surviving Portfolio Shares and the assumption of the liabilities of the Disappearing Portfolio by the Surviving Portfolio, as described in paragraphs 1.2 and 1.3 herein, is in the best interests of the Disappearing Portfolio and its shareholders and that the interests of the existing shareholders of the Disappearing Portfolio would not be diluted as a result of this transaction.
NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:
1. TRANSFER OF ASSETS OF THE DISAPPEARING PORTFOLIO TO THE SURVIVING PORTFOLIO IN EXCHANGE FOR THE SURVIVING PORTFOLIO SHARES, THE ASSUMPTION OF ALL DISAPPEARING PORTFOLIO LIABILITIES AND THE LIQUIDATION OF THE DISAPPEARING PORTFOLIO
1.1. Subject to terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Disappearing Portfolio agrees to transfer all of the Disappearing Portfolio’s assets, as set forth in paragraph 1.2, to the Surviving Portfolio, and the Surviving Portfolio agrees in exchange therefor: (i) to deliver to the Disappearing Portfolio the number of full and fractional Class I and Class S Surviving Portfolio Shares determined by dividing the value of the Disappearing Portfolio’s net assets with respect to each class, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Surviving Portfolio Share of the same class, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume the liabilities of the Disappearing Portfolio, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the “Closing”).
1.2. The assets of the Disappearing Portfolio to be acquired by the Surviving Portfolio shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Disappearing Portfolio and any deferred or prepaid expenses shown as an asset on the books of the Disappearing Portfolio on the closing date provided for in paragraph 3.1 (the “Closing Date”) (collectively, “Assets”).
1.3. The Disappearing Portfolio will endeavor to discharge all of its liabilities and obligations prior to the Closing Date. The Surviving Portfolio shall assume all of the liabilities of the Disappearing Portfolio whether accrued or contingent, known or unknown, existing at the Valuation Date, as defined in paragraph 2.1. On or as soon as practicable prior to the Closing Date, the Disappearing Portfolio will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all of its investment company taxable income (computed without regard to any deduction for dividends paid), net tax-exempt income, if any, and realized net capital gain, if any, for the current taxable year ending on the Closing Date and any other amounts necessary to be distributed in order to eliminate any excise tax liability under Section 4982 of the Code.
1.4. Immediately after the transfer of assets provided for in paragraph 1.1, the Disappearing Portfolio will distribute to the Disappearing Portfolio’s shareholders of record with respect to its Class I and Class S shares, determined as of immediately after the close of business on the Closing Date, on a pro rata basis within each class, the Surviving Portfolio Shares of the same class received by the Disappearing Portfolio pursuant to paragraph 1.1. In addition, as soon as is reasonably practicable after the Closing, the Disappearing Portfolio will completely liquidate. Such distribution and liquidation will be accomplished, with respect to each class of the Disappearing Portfolio’s shares, by the transfer of the Surviving Portfolio Shares then credited to the account of the Disappearing Portfolio on the books of the Surviving Portfolio to open accounts on the share records of the Surviving Portfolio in the names of the shareholders of record of each class of the Disappearing Portfolio’s shares, determined as of immediately after the close of business on the Closing Date (the “Disappearing Portfolio Shareholders”). The aggregate net asset value of Class I and Class S Surviving Portfolio Shares to be so credited to shareholders of Class I and Class S shares of the Disappearing Portfolio shall, with respect to each class, be equal to the aggregate net asset value of the Disappearing Portfolio of that same class owned by such shareholders on the Closing Date. All issued and outstanding Class I and Class S Disappearing Portfolio shares will simultaneously be canceled on the books of the Disappearing Portfolio, although share certificates representing interests in Class I and Class S shares of the Disappearing Portfolio will represent a number of shares of the same class of Surviving Portfolio Shares after the Closing Date, as determined in accordance with Section 2.3. The Surviving Portfolio shall not issue certificates representing the Class I and Class S Surviving Portfolio Shares in connection with such exchange.
1.5. Ownership of Surviving Portfolio Shares will be shown on the books of the Surviving Portfolio’s transfer agent, as defined in paragraph 3.3.
1.6. Any reporting responsibility of the Disappearing Portfolio including, but not limited to, the responsibility for the filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Disappearing Portfolio until the Disappearing Portfolio completes its liquidation and dissolves. Thereafter, any such reporting responsibilities shall be the responsibility of the Surviving Portfolio’s investment manager on behalf of the Disappearing Portfolio.
2. VALUATION
2.1. The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends and deduction for any expenses of the Reorganization contemplated hereby to be paid by the Disappearing Portfolio on the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures in the then-current prospectus and statement of additional information with respect to the Surviving Portfolio, and valuation procedures established by the Surviving Portfolio’s Board of Directors.
2.2. The net asset value of Class I and Class S Surviving Portfolio Shares shall be the net asset value per share computed with respect to that class as of the Valuation Date, using the valuation procedures set forth in the Surviving Portfolio’s then-current prospectus and statement of additional information and valuation procedures established by the Surviving Portfolio’s Board of Directors.
2.3. The number of the Class I and Class S Surviving Portfolio Shares to be issued (including fractional shares, if any) in exchange for the Disappearing Portfolio’s assets shall be determined with respect to each such class by dividing the value of the net assets with respect to the Class I and Class S shares of the Disappearing Portfolio, as the case may be, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of the Surviving Portfolio Shares of the same class, determined in accordance with paragraph 2.2.
2.4. All computations of value shall be made by the Disappearing Portfolio’s designated record keeping agent and shall be subject to review by the Surviving Portfolio’s record keeping agent and by each Portfolio’s respective independent registered public accounting firm.
3. CLOSING AND CLOSING DATE
3.1. The Closing Date shall be [July 12, 2024] or such other date as the parties may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of the Surviving Portfolio or at such other time and/or place as the parties may agree.
3.2. The Disappearing Portfolio shall direct the Bank of New York Mellon, as custodian for the Disappearing Portfolio (the “Custodian”), to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Assets shall have been delivered in proper form to the Surviving Portfolio within two business days prior to or on the Closing Date; and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal, state and non-U.S. stock transfer stamps, if any, have been paid or provision for payment has been made. The Disappearing Portfolio’s portfolio securities represented by a certificate or other written instrument shall be presented for examination by the Custodian to the custodian for the Surviving Portfolio no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Disappearing Portfolio as of the Closing Date for the account of the Surviving Portfolio duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”)) in which the Disappearing Portfolio’s Assets are deposited, the Disappearing Portfolio’s portfolio securities and instruments deposited with such depositories. The cash to be transferred by the Disappearing Portfolio shall be delivered by wire transfer of federal funds on the Closing Date.
3.3. The Disappearing Portfolio shall direct BNY Mellon Investment Servicing (U.S.) Inc. (the “Transfer Agent”), on behalf of the Disappearing Portfolio, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Disappearing Portfolio Shareholders and the number and percentage ownership of outstanding Class I and Class S shares owned by each such shareholder immediately prior to the Closing. The Surviving Portfolio shall issue and deliver a confirmation evidencing the Surviving Portfolio Shares to be credited on the Closing Date to the Secretary of the Surviving Portfolio,

or provide evidence satisfactory to the Disappearing Portfolio that such Surviving Portfolio Shares have been credited to the Disappearing Portfolio’s account on the books of the Surviving Portfolio. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.
3.4. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Surviving Portfolio or the Disappearing Portfolio shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Directors of the Disappearing Portfolio or the Board of Directors of the Surviving Portfolio, accurate appraisal of the value of the net assets of the Surviving Portfolio or the Disappearing Portfolio is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.
4. REPRESENTATIONS AND WARRANTIES
4.1. Except as has been disclosed to the Surviving Portfolio in a written instrument executed by an officer of VSAPI, VSAPI, on behalf of the Disappearing Portfolio, represents and warrants to VPI as follows:
(a) The Disappearing Portfolio is duly organized as a series of VSAPI, which is a corporation, validly existing and in good standing under the laws of the State of Maryland, with power under VSAPI’s Articles of Incorporation to own all of its properties and assets and to carry on its business as it is now being conducted;
(b) VSAPI is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Disappearing Portfolio under the Securities Act of 1933, as amended (“1933 Act”), are in full force and effect;
(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Disappearing Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act and such as may be required by state securities laws;
(d) The current prospectus and statement of additional information of the Disappearing Portfolio and each prospectus and statement of additional information of the Disappearing Portfolio used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not, or did not at the time of its use, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;
(e) On the Closing Date, the Disappearing Portfolio will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Surviving Portfolio will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Surviving Portfolio;
(f) The Disappearing Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of VSAPI’s Articles of Incorporation or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which VSAPI, on behalf of the Disappearing Portfolio, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which VSAPI, on behalf of the Disappearing Portfolio, is a party or by which it is bound;
(g) All material contracts or other commitments of the Disappearing Portfolio (other than this Agreement and certain investment contracts including options, futures and forward contracts) will terminate without liability to the Disappearing Portfolio at or prior to the Closing Date;
(h) Except as otherwise disclosed in writing to and accepted by VPI, on behalf of the Surviving Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against VSAPI, on behalf of the Disappearing Portfolio, or any of its properties or assets or any person whom the Disappearing Portfolio may be obligated to indemnify in connection with such litigation, proceeding or investigation that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. VSAPI, on behalf of the Disappearing Portfolio, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;
(i) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Portfolio of Investments of the Disappearing Portfolio as of and for the year ended December 31, 2023 have been audited by Ernst & Young LLP, an independent registered public accounting firm, and are in accordance with consistently applied U.S. generally accepted accounting principles (“U.S. GAAP”), and such statements (copies of which have been furnished to the Surviving Portfolio) present fairly, in all material respects, the financial condition of the Disappearing Portfolio as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Disappearing Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;

(j) Since December 31, 2023, there has not been any material adverse change in the Disappearing Portfolio’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Disappearing Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Surviving Portfolio (for the purposes of this subparagraph (j), a decline in net asset value per share of the Disappearing Portfolio due to declines in market values of securities in the Disappearing Portfolio’s portfolio, the discharge of Disappearing Portfolio liabilities, or the redemption of Disappearing Portfolio shares by shareholders of the Disappearing Portfolio shall not constitute a material adverse change);
(k) On the Closing Date, all federal and other tax returns, dividend reporting forms, and other tax-related reports of the Disappearing Portfolio required by law to have been filed by such date (including any extensions) shall have been timely filed and are or will be correct and complete in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Disappearing Portfolio’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;
(l) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Disappearing Portfolio has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to compute and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income, net tax-exempt income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income, net tax-exempt income and net capital gain for each of (i) any prior taxable year for which any such dividend and related distribution are still timely and (ii) the period ending on the Closing Date, and has met (or will meet) the diversification and other requirements of Section 817(h) of the Code and the Treasury Regulations promulgated thereunder (including Treasury Regulations Section 1.817-5);
(m) All issued and outstanding shares of the Disappearing Portfolio are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration or qualification requirements of federal and state securities laws. All of the issued and outstanding shares of the Disappearing Portfolio will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Disappearing Portfolio, as provided in paragraph 3.3. The Disappearing Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Disappearing Portfolio, nor is there outstanding any security convertible into any of the Disappearing Portfolio shares;
(n) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Directors of VSAPI, on behalf of the Disappearing Portfolio, and this Agreement will constitute a valid and binding obligation of the Disappearing Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;
(o) The information to be furnished by VSAPI, on behalf of the Disappearing Portfolio, for use in registration statements and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority) that may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto;
(p) The information statement of the Disappearing Portfolio (the “Information Statement”) to be included in the Registration Statement referred to in paragraph 5.5, insofar as it relates to the Disappearing Portfolio, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Information Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Surviving Portfolio for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder; and
(q) On the Closing Date, the Disappearing Portfolio will have sold such of its assets, if any, as are necessary based on information provided by the Surviving Portfolio and contingent on the accuracy of such information to assure that, after giving effect to the acquisition of the assets of the Disappearing Portfolio pursuant to this Agreement, the Surviving Portfolio, if classified as a “diversified company” within the meaning of Section 5(b)(1) of the 1940 Act, will remain a “diversified company” and in compliance in all material respects with such other investment restrictions as are set forth in the Surviving Portfolio Prospectus, as amended through the Closing Date.
4.2. Except as has been disclosed to the Disappearing Portfolio in a written instrument executed by an officer of VPI, VPI, on behalf of the Surviving Portfolio, represents and warrants to VSAPI as follows:
(a) The Surviving Portfolio is duly organized as a series of VPI, which is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland, with power under VPI’s Articles of Incorporation to own all of its properties and assets and to carry on its business as it is now being conducted;

(b) VPI is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Surviving Portfolio under the 1933 Act, are in full force and effect;
(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Surviving Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;
(d) The current prospectus and statement of additional information of the Surviving Portfolio and each prospectus and statement of additional information of the Surviving Portfolio used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not, or did not at the time of its use, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;
(e) On the Closing Date, the Surviving Portfolio will have good and marketable title to the Surviving Portfolio’s assets, free of any liens or other encumbrances, except those liens or encumbrances as to which the Disappearing Portfolio has received notice and necessary documentation at or prior to the Closing;
(f) The Surviving Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of VPI’s Articles of Incorporation or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which VPI, on behalf of the Surviving Portfolio, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which VPI, on behalf of the Surviving Portfolio, is a party or by which it is bound;
(g) Except as otherwise disclosed in writing to and accepted by VSAPI, on behalf of the Disappearing Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against VPI, on behalf of the Surviving Portfolio, or any of its properties or assets, or any person whom the Surviving Portfolio may be obligated to indemnify in connection with such litigation, proceeding or investigation, that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. VPI, on behalf of the Surviving Portfolio, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;
(h) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Portfolio of Investments of the Surviving Portfolio as of and for the year ended December 31, 2023 have been audited by Ernst & Young LLP, an independent registered public accounting firm, and are in accordance with consistently applied U.S. GAAP, and such statements (copies of which have been furnished to the Disappearing Portfolio) present fairly, in all material respects, the financial condition of the Surviving Portfolio as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Surviving Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;
(i) Since December 31, 2023, there has not been any material adverse change in the Surviving Portfolio’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Surviving Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Disappearing Portfolio. (For purposes of this subparagraph (i), a decline in net asset value per share of the Surviving Portfolio due to declines in market values of securities in the Surviving Portfolio’s portfolio, the discharge of Surviving Portfolio liabilities, or the redemption of Surviving Portfolio Shares by shareholders of the Surviving Portfolio, shall not constitute a material adverse change);
(j) On the Closing Date, all federal and other tax returns, dividend reporting forms, and other tax-related reports of the Surviving Portfolio required by law to have been filed by such date (including any extensions) shall have been timely filed and are or will be correct and complete in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Surviving Portfolio’s knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;
(k) For each taxable year of its operation (including the taxable year that includes the Closing Date), the Surviving Portfolio has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been eligible to (or will be eligible to) compute and has computed (or will compute) its federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income, net tax-exempt income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date, and has met (or will meet) the diversification and other requirements of Section 817(h) of the Code and the Treasury Regulations promulgated thereunder (including Treasury Regulations Section 1.817-5);
(l) All issued and outstanding shares of the Surviving Portfolio are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Surviving Portfolio will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Surviving Portfolio, as provided in paragraph 3.3. The Surviving Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any Surviving Portfolio Shares, nor is there outstanding any security convertible into any Surviving Portfolio Shares;
(m) The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Directors of VPI, on behalf of the Surviving Portfolio, and this Agreement will constitute a valid and binding obligation of the Surviving Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;
(n) The Class I and Class S Surviving Portfolio Shares to be issued and delivered to the Disappearing Portfolio, for the account of the Disappearing Portfolio shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Surviving Portfolio Shares, and will be fully paid and non-assessable;
(o) The information to be furnished by VPI, on behalf of the Surviving Portfolio, for use in the registration statements, Information Statement and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority), that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and
(p) That insofar as it relates to the Surviving Portfolio, the Registration Statement relating to the Surviving Portfolio Shares issuable hereunder, and the Information Statement with respect to the Disappearing Portfolio to be included in the Registration Statement, and any amendment or supplement thereto, will, as of the date of this Agreement: (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Disappearing Portfolio for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder. Additionally, and through the Closing Date, to the extent any statement included in the Registration Statement, as supplemented or amended, relating to the Surviving Portfolio Shares issuable hereunder that was not misleading becomes misleading based on events that occur after the date of this Agreement, the Surviving Portfolio will, within a commercially reasonable amount of time, inform the Disappearing Portfolio.
5. COVENANTS OF THE SURVIVING PORTFOLIO AND THE DISAPPEARING PORTFOLIO
5.1. The Surviving Portfolio and the Disappearing Portfolio each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.
5.2. The Disappearing Portfolio covenants that the Class I and Class S Surviving Portfolio Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.
5.3. The Disappearing Portfolio will assist the Surviving Portfolio in obtaining such information as the Surviving Portfolio reasonably requests concerning the beneficial ownership of the Disappearing Portfolio’s shares.
5.4. Subject to the provisions of this Agreement, the Surviving Portfolio and the Disappearing Portfolio will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.
5.5. The Disappearing Portfolio will provide the Surviving Portfolio with information reasonably necessary for the preparation of a prospectus (the “Prospectus”), which will include the Information Statement referred to in paragraph 4.1(p), all to be included in a Registration Statement on Form N-14 of the Surviving Portfolio (the “Registration Statement”), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with this Agreement and the transactions contemplated herein.
5.6. The Surviving Portfolio will advise the Disappearing Portfolio promptly if at any time prior to the Closing Date the assets of the Disappearing Portfolio include any securities that the Surviving Portfolio is not permitted to acquire.
5.7. As soon as is reasonably practicable after the Closing, the Disappearing Portfolio will make a liquidating distribution to its shareholders consisting of the Class I and Class S Surviving Portfolio Shares received at the Closing.
5.8. The Surviving Portfolio and the Disappearing Portfolio shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.
5.9. VSAPI, on behalf of the Disappearing Portfolio, covenants that VSAPI will, from time to time, as and when reasonably requested by the Surviving Portfolio, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as VPI, on behalf of the Surviving Portfolio, may reasonably deem necessary or desirable in order to vest in and confirm (a) VSAPI’s, on behalf of the Disappearing Portfolio, title to and possession of the Surviving Portfolio Shares to be delivered hereunder, and (b) VPI’s, on behalf of the Surviving Portfolio, title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.

5.10. The Surviving Portfolio will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.
6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE DISAPPEARING PORTFOLIO
The obligations of VSAPI, on behalf of the Disappearing Portfolio, to consummate the transactions provided for herein shall be subject, at VSAPI’s election, to the performance by VPI, on behalf of the Surviving Portfolio, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:
6.1. All representations and warranties of VPI, on behalf of the Surviving Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;
6.2. VPI, on behalf of the Surviving Portfolio shall have delivered to VSAPI a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to VSAPI and dated as of the Closing Date, to the effect that the representations and warranties of VPI, on behalf of the Surviving Portfolio, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as VSAPI shall reasonably request; and
6.3. VPI, on behalf of the Surviving Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by VPI, on behalf of the Surviving Portfolio, on or before the Closing Date.
7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SURVIVING PORTFOLIO
The obligations of VPI, on behalf of the Surviving Portfolio, to complete the transactions provided for herein shall be subject, at VPI’s election, to the performance by VSAPI, on behalf of the Disappearing Portfolio, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:
7.1. All representations and warranties of VSAPI, on behalf of the Disappearing Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;
7.2. VSAPI, on behalf of the Disappearing Portfolio shall have delivered to VPI, on behalf of the Surviving Portfolio, (i) a statement of the Disappearing Portfolio’s assets and liabilities, as of the Closing Date, certified by the Treasurer of VSAPI, (ii) a statement of the respective tax basis of each investment transferred by the Disappearing Portfolio to the Surviving Portfolio, and (iii) copies of all relevant tax books and records;
7.3. VSAPI, on behalf of the Disappearing Portfolio shall have delivered to VPI, on behalf of the Surviving Portfolio on the Closing Date a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to VPI and dated as of the Closing Date, to the effect that the representations and warranties of VSAPI, on behalf of the Disappearing Portfolio, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as VPI shall reasonably request;
7.4. VSAPI, on behalf of the Disappearing Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by VSAPI, on behalf of the Disappearing Portfolio, on or before the Closing Date; and
7.5. The Disappearing Portfolio shall have declared and paid a distribution or distributions prior to the Closing Date that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income, all of its net tax-exempt income, if any, and all of its net realized capital gains, if any, for the period from the close of its last taxable year to 4:00 p.m. Eastern time on the Closing Date; and (ii) any undistributed investment company taxable income and net realized capital gains from any prior taxable year if still timely under Section 855 of the Code, to the extent not otherwise already distributed.
8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SURVIVING PORTFOLIO AND THE DISAPPEARING PORTFOLIO
If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to VSAPI, on behalf of the Disappearing Portfolio, or VPI, on behalf of the Surviving Portfolio, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:
8.1. On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;
8.2. All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by VPI, on behalf of the Surviving Portfolio, or VSAPI, on behalf of the Disappearing Portfolio to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Surviving Portfolio or the Disappearing Portfolio, provided that either party hereto may for itself waive any of such conditions;

8.3. The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and
8.4. The parties shall have received an opinion of tax counsel (which opinion will be subject to certain qualifications) addressed to VPI and VSAPI substantially to the effect that, based upon certain facts, assumptions, representations and the existing provisions of the Code, Treasury Regulations promulgated thereunder, current administrative rules, and court decisions, the transaction contemplated by this Agreement will constitute a tax-free reorganization within the meaning of Section 368(a)(1) of the Code for federal income tax purposes. The delivery of such opinion is conditioned upon receipt by tax counsel of representations it shall request of VPI and VSAPI. Notwithstanding anything herein to the contrary, VPI and VSAPI may not waive the condition set forth in this paragraph 8.4.
9. BROKERAGE FEES AND EXPENSES
9.1. VSAPI, on behalf of the Disappearing Portfolio, and VPI, on behalf of the Surviving Portfolio, each represents and warrants to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.
9.2. All expenses incurred in entering into and carrying out the terms and conditions of this Agreement with the exception of portfolio transition costs, including (without limitation) the costs associated with the preparation of necessary filings with the Commission, the printing and distribution of the Surviving Portfolio's prospectus and the Disappearing Portfolio's Information Statement and related materials, legal fees, accounting fees, and securities registration fees, shall be paid by the investment manager to the Surviving Portfolio and the Disappearing Portfolio (or an affiliate of the investment manager), not the Surviving Portfolio or the Disappearing Portfolio. Explicit portfolio transition costs (i.e., brokerage commissions), shall be paid by the Disappearing Portfolio. Nevertheless, the investment manager to the Surviving Portfolio and the Disappearing Portfolio may in its sole discretion elect to pay all or a portion of such explicit portfolio transition costs. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code or in failure of the Reorganization to be treated as a reorganization described in Section 368(a)(1) of the Code.
10. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES
10.1. The parties agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.
10.2. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.
11. TERMINATION
This Agreement may be terminated and the transactions contemplated hereby may be abandoned by mutual agreement of the parties. This Agreement may also be terminated and the transactions contemplated hereby may be abandoned by either party: (i) if the Closing shall not have occurred on or before [October] [31], [2024], unless such date is extended by mutual agreement of the parties; or (ii) if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Directors or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.
12. AMENDMENTS
This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of VPI and VSAPI.
13. NOTICES
Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to:
VOYA PARTNERS, INC.
7337 E. Doubletree Ranch Road
Suite 100
Scottsdale, AZ 85258-2034
Attn: Joanne F. Osberg
With a copy to:
Ropes & Gray LLP
Prudential Tower, 800 Boylston Street
Boston, MA 02199-3600
Attn: Elizabeth Reza

VOYA STRATEGIC ALLOCATION PORTFOLIOS, INC.
7337 E. Doubletree Ranch Road
Suite 100
Scottsdale, AZ 85258-2034
Attn: Joanne F. Osberg
With a copy to:
Ropes & Gray LLP
Prudential Tower, 800 Boylston Street
Boston, MA 02199-3600
Attn: Elizabeth Reza
14. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY
14.1. The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.
14.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.
14.3. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.
14.4. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.
14.5. It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective Directors, shareholders, nominees, officers, agents, or employees personally, but shall bind only the property of the Disappearing Portfolio or the corporate property of the Surviving Portfolio, as the case may be, as provided in the Articles of Incorporation of VSAPI or the Articles of Incorporation of VPI, respectively. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.
(The Rest of This Page Is Intentionally Left Blank)

APPENDIX E: ADDITIONAL INFORMATION REGARDING THE ACQUIRING PORTFOLIOS
For purposes of this Appendix E, the term “Portfolio” means “Acquiring Portfolio.”
Management Fee
The Investment Adviser receives an annual fee for its services to each Portfolio. The fee is payable in monthly installments based on the average daily net assets of each Portfolio.
The Investment Adviser is responsible for all of its own costs, including costs of the personnel required to carry out its duties.
The aggregate annual management fee paid by Balanced Income for the most recent fiscal year was 0.55% of the Portfolio's average daily net assets.
The aggregate annual management fee paid by Solution Conservative for the most recent fiscal year was 0.22% of the Portfolio's average daily net assets.
The aggregate annual management fee paid by Solution Aggressive for the most recent fiscal year was 0.21% of the Portfolio's average daily net assets.
For more information regarding the basis for the Board's approval of the investment advisory and investment sub-advisory relationships, please refer to each Portfolio's annual shareholder report which covers the one year period ended December 31, 2023.
Portfolio Holdings Information
A description of each Portfolio’s policies and procedures regarding the release of portfolio holdings information is available in the Statement of Additional Information related to this Information Statement/Prospectus (the “SAI”). Portfolio holdings information can be reviewed online at https://individuals.voya.com/product/mutual-fund/prospectuses-reports.
How Shares Are Priced
Each Portfolio is open for business every day the New York Stock Exchange (the “NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (the “NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (the “CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced, and the Portfolio will not process purchase or redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when the Portfolio does not price its shares, the value of the Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of the Portfolio.
Portfolio holdings for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end-of-day NAV per share. The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign (non-U.S.) securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.
When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example, when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other portfolio holdings, the portfolio holding is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of a Portfolio’s portfolio holdings, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or a Portfolio’s Sub-Adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers, and other market data may be reviewed in the course of making a good faith determination of the fair value of a portfolio holding. Because trading hours for certain foreign (non-U.S.) securities end before Market Close, closing market quotations may become unreliable. The prices of foreign (non-U.S.) securities will generally be adjusted based on inputs from a third-party pricing service that are intended to reflect valuation changes through Market Close. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.
When your Variable Contract or Qualified Plan is buying shares of a Portfolio, it will pay the NAV that is next calculated after the order from the Variable Contract owner or Qualified Plan participant is received in proper form. When the Variable Contract owner or Qualified Plan participant is selling shares, it will normally receive the NAV that is next calculated after the order form is received from the Variable Contract owner or Qualified Plan participant in proper form. Investments will be processed at the NAV next calculated after an order is received and accepted by a Portfolio or its designated agent. In order to receive that day's price, your order must be received by Market Close.

How to Buy and Sell Shares
Each Portfolio's shares may be offered to insurance company separate accounts serving as investment options under Variable Contracts, Qualified Plans outside the separate account context, custodial accounts, certain investment advisers and their affiliates in connection with the creation or management of a Portfolio, other investment companies (as permitted by the 1940 Act), and other investors as permitted by the diversification and other requirements of section 817(h) of the Internal Revenue Code of 1986, as amended (the “Code”) and the underlying U.S. Treasury Regulations.
Class R6 shares are only offered to investors that do not require a Portfolio or an affiliate of a Portfolio (including the Investment Adviser and any affiliate of the Investment Adviser) to make, and a Portfolio or affiliate does not pay, any type of servicing, administrative, or revenue sharing payments with respect to Class R6 shares. Notwithstanding the foregoing, affiliates of Voya, including affiliates that are intermediaries that sell Class R6 shares of a Portfolio, may benefit financially from the revenue Voya receives for the services it provides to Class R6 shares of a Portfolio. Availability of Class R6 shares is subject to management’s determination of the appropriateness of investment in Class R6 shares.
Each Portfolio may not be available as an investment option in your Variable Contract, through your Qualified Plan, or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or redemptions from, an investment option corresponding to a Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on each Portfolio's behalf.
Each Portfolio currently does not foresee any disadvantages to investors if it serves as an investment option for Variable Contracts and if it offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interests of Variable Contracts owners, plan participants, and other permitted investors for which a Portfolio serves as an investment option might, at some time, be in conflict because of differences in tax treatment or other considerations. The Board directed the Investment Adviser to monitor events to identify any material conflicts between Variable Contract owners, plan participants, and other permitted investors and would have to determine what action, if any, should be taken in the event of such conflict. If such a conflict occurred, an insurance company participating in a Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan, investment company, or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. Each Portfolio may discontinue sales to a Qualified Plan and require plan participants with existing investments to redeem those investments if the Qualified Plan loses (or in the opinion of the Investment Adviser, is at risk of losing) its Qualified Plan status.
Each Portfolio reserves the right to suspend the offering of shares or to reject any specific purchase order. Each Portfolio may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.
Frequent Trading – Market Timing
Each Portfolio is intended for long-term investment and not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of each Portfolio are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for Variable Contracts issued by insurance companies and as investment options for Qualified Plans. Omnibus accounts generally do not identify customers' trading activity on an individual basis. The Investment Adviser or affiliated entities have agreements which require such intermediaries to provide detailed account information, including trading history, upon request of a Portfolio.
The Board has made a determination not to adopt a separate policy for each Portfolio with respect to frequent purchases and redemptions of shares by a Portfolio’s shareholders, but rather to rely on the financial intermediaries to monitor frequent, short-term trading within a Portfolio by its customers. You should review the materials provided to you by your financial intermediary including, in the case of a Variable Contract, the prospectus that describes the contract or, in the case of a Qualified Plan, the plan documentation for its policies regarding frequent, short-term trading. With trading information received as a result of these agreements, a Portfolio may make a determination that certain trading activity is harmful to the Portfolio and its shareholders, even if such activity is not strictly prohibited by the intermediaries' excessive trading policy. As a result, a shareholder investing directly or indirectly in a Portfolio may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary. Each Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict, or refuse purchase orders whether directly or by exchange including purchase orders that have been accepted by a financial intermediary. Each Portfolio seeks assurances from the financial intermediaries that they have procedures adequate to monitor and address frequent, short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.
Each Portfolio believes that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Investment Adviser or the Sub-Adviser (if applicable) to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of a Portfolio and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on a Portfolio's performance.

Because some Underlying Funds invest in foreign (non-U.S.) securities, they may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time an Underlying Fund computes its current NAV, causes a change in the price of the foreign (non-U.S.) security and such price is not reflected in the Underlying Fund's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Underlying Funds based on such pricing discrepancies. This is often referred to as “price arbitrage.” Such price arbitrage opportunities may also occur in Underlying Funds which do not invest in foreign (non-U.S.) securities. For example, if trading in a security held by an Underlying Fund is halted and does not resume prior to the time the Underlying Fund calculates its NAV such “stale pricing” presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, Underlying Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Underlying Funds have adopted fair valuation policies and procedures intended to reduce the Underlying Funds' exposure to price arbitrage, stale pricing and other potential pricing discrepancies. However, to the extent that an Underlying Fund does not immediately reflect these changes in market conditions, short-term trading may dilute the value of the Underlying Funds' shares which negatively affects long-term shareholders.
The following transactions are excluded when determining whether trading activity is excessive:
•
Rebalancing to facilitate fund-of-fund arrangements or a Portfolio’s systematic exchange privileges; and
•
Purchases or sales initiated by certain other funds in the Voya family of funds.
Although the policies and procedures known to a Portfolio that are followed by the financial intermediaries that use the Portfolio and the monitoring by the Portfolio are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolio will occur. Moreover, decisions about allowing trades in a Portfolio may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of a Portfolio's shareholders.
Payments to Financial Intermediaries
Voya mutual funds may be offered as investment options in Variable Contracts issued by affiliated and non-affiliated insurance companies and in Qualified Plans. Fees derived from a Portfolio's Distribution and/or Service Plans (if applicable) may be paid to insurance companies, broker-dealers, and companies that service Qualified Plans for selling the Portfolio's shares and/or for servicing shareholder accounts. Fees derived from a Portfolio’s Service Plan may be paid to insurance companies, broker-dealers, and companies that service Qualified Plans for servicing shareholder accounts. Shareholder services may include, among other things, administrative, record keeping, or other services that insurance companies or Qualified Plans provide to the clients who use a Portfolio as an investment option. In addition, the Investment Adviser, Distributor, or their affiliated entities, out of their own resources and without additional cost to a Portfolio or its shareholders, may pay additional compensation to these insurance companies, broker-dealers, or companies that service Qualified Plans. The Investment Adviser, Distributor, or affiliated entities of a Portfolio may also share their profits with affiliated insurance companies or other Voya entities through inter-company payments.
For non-affiliated insurance companies and Qualified Plans, payments from a Portfolio's Distribution and/or Service Plans (if applicable) as well as payments (if applicable) from the Investment Adviser and/or Distributor generally are based upon an annual percentage of the average net assets held in a Portfolio by those companies. Payments to financial intermediaries by the Distributor or its affiliates or by a Portfolio may provide an incentive for insurance companies or Qualified Plans to make a Portfolio available through Variable Contracts or Qualified Plans over other mutual funds or products.
As of the date of this Information Statement/Prospectus, the Distributor has entered into agreements with the following non-affiliated insurance companies: C.M. Life Insurance Company, First Security Benefit Life Insurance and Annuity Company of New York, First Symetra National Life Insurance Company of New York, Lincoln Financial Group, Lincoln National Life Insurance Company, Massachusetts Mutual Life Insurance Company, Nationwide Life Insurance Company, New York Life Insurance and Annuity Corporation, Security Benefit Life Insurance Company, Security Equity Life Insurance Company, Security Life of Denver Insurance Company, Standard Life Insurance Company, Symetra Life Insurance Company, Talcott Resolution Life Insurance Company, TIAA Life Insurance Company, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Union Securities, Venerable Insurance and Annuity Company, and Zurich American Life Insurance Company. Except as discussed in further detail below, the fees payable under these agreements are for compensation for providing distribution and/or shareholder services for which the insurance companies are paid at annual rates that range from 0.00% to 0.55%. This is computed as a percentage of the average aggregate amount invested in the Portfolio by Variable Contract holders through the relevant insurance company's Variable Contracts.
The insurance companies issuing Variable Contracts or Qualified Plans that use a Portfolio as an investment option may also pay fees to third parties in connection with distribution of the Variable Contracts and for services provided to Variable Contract owners. Entities that service Qualified Plans may also pay fees to third parties to help service the Qualified Plans or the accounts of their participants. Neither a Portfolio, the Investment Adviser, nor the Distributor are parties to these arrangements. Variable Contract owners should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments and should consult with their agent or broker. Qualified Plan participants should consult with their pension servicing agent.
Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

Class R6 (Solution Conservative)
Voya mutual funds are distributed by the Distributor. The Distributor is a broker-dealer that is licensed to sell securities. The Distributor generally does not sell directly to the public but sells and markets its products through financial intermediaries. Each Voya mutual fund also has an investment adviser which is responsible for managing the money invested in each of the mutual funds. No dealer compensation is paid from the sale of Class R6 shares of a Portfolio. Class R6 shares do not have sales commissions, pay 12b-1 fees, or make payments to financial intermediaries for assisting the Distributor in promoting the sales of a Portfolio's shares. In addition, neither a Portfolio nor its affiliates (including the Investment Adviser and any affiliate of the Investment Adviser) make any type of administrative, service, or revenue sharing payments in connection with Class R6 shares. Notwithstanding the foregoing, affiliates of Voya, including affiliates that are intermediaries that sell Class R6 shares of a Portfolio, may benefit financially from the revenue Voya receives for the services it provides to Class R6 shares of a Portfolio.
Distribution Plans and Shareholder Service Plans
Each of Solution Aggressive and Solution Conservative has a distribution plan pursuant to Rule 12b-1 (the “Distribution Plan”) in accordance with Rule 12b-1 under the 1940 Act for Class ADV and Class S2 shares. These payments are made to the Distributor on an ongoing basis as compensation for services the Distributor provides and expenses it bears in connection with the marketing and other fees to support the sale and distribution of Class ADV and Class S2 shares of the Portfolio. Under the Distribution Plan, for each of Solution Aggressive and Solution Conservative makes payments at an annual rate of 0.25% for Class ADV shares and 0.15% for Class S2 shares of the Portfolio’s average daily net assets attributable to its Class ADV and Class S2 shares.
Each of Solution Aggressive and Solution Conservative has a shareholder service plan (the “Service Plan”) for its Class ADV, Class S, and Class S2 shares. These payments are made to the Distributor in connection with shareholder services rendered to Portfolio shareholders and the maintenance of shareholders’ accounts. The Service Plan allows VPI to enter into shareholder servicing agreements with insurance companies, broker dealers (including the Investment Adviser) and other financial intermediaries that provide shareholder and administrative services relating to Class ADV, Class S, and Class S2 shares of the Portfolio and its shareholders, including Variable Contract owners or Qualified Plan participants with interests in the Portfolio. Under the Service Plan, each of Solution Aggressive and Solution Conservative makes payments at an annual rate of 0.25% of its average daily net assets attributable to each of its Class ADV, Class S, and Class S2 shares.
Balanced Income has a Service Plan for Class S and Class S2 shares. These payments are made to the Distributor in connection with shareholder services rendered to Portfolio shareholders and the maintenance of shareholders’ accounts. The Service Plan allows VIT to enter into shareholder servicing agreements with insurance companies, broker-dealers (including the Investment Adviser) and other financial intermediaries that provide shareholder and administrative services relating to Class S shares of the Portfolio and its shareholders, including Variable Contract owners or Qualified Plan participants with interests in the Portfolio. Under the Service Plan, Balanced Income makes payments at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Class S shares.
Because these distribution and shareholder service fees are paid of out each Portfolio’s assets on an ongoing basis, as applicable, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
Portfolio	Class ADV	Class S	Class S2
Balanced Income	0.60%	0.25%	0.40%
Solution Conservative	0.50%	0.25%	0.40%
Solution Aggressive	0.50%	0.25%	0.40%
Tax Consequences
Holders of Variable Contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisers before investing.
Each Portfolio intends to qualify as a regulated investment company (“RIC”) for U.S. federal income tax purposes by satisfying the requirements under Subchapter M of the Code, including requirements with respect to diversification of assets, distribution of income and sources of income. As a RIC, a Portfolio generally will not be subject to tax on its net investment company taxable income and net realized capital gains that it timely distributes to its shareholders.
Each Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code and the underlying regulations for Variable Contracts so that owners of these contracts should not be subject to U.S. federal tax on distributions of dividends and income from the Portfolio to the applicable insurance company's separate accounts.
Since the sole shareholders of each Portfolio will be separate accounts of insurance companies or other permitted investors, no discussion is included herein as to the U.S. federal income tax consequences at the shareholder level. For information concerning the U.S. federal income tax consequences to purchasers of the applicable Variable Contracts, see the prospectus for the contract.
See the Statement of Additional Information for each Portfolio, each dated May 1, 2024 for further information about tax matters.
The tax status of your investment in a Portfolio depends upon the features of your Variable Contract. For further information, please refer to the prospectus for the Variable Contract.

Index Descriptions
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The Bloomberg U.S. Aggregate Bond Index includes U.S. Treasuries, government-related and corporate securities, fixed-rate agency mortgage-backed securities, asset-backed securities, and commercial mortgage-backed securities (agency and non-agency).
The MSCI EAFE® Index captures large- and mid-capitalization representation across 21 developed markets countries around the world, excluding the U.S. and Canada, and covers approximately 85% of the free float-adjusted market capitalization in each country.
The Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The index represents approximately 92% of the U.S. market.
The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
The S&P Target Risk Aggressive® Index is designed to measure the performance of aggressive stock-bond allocations to equities, seeking to maximize opportunities for long-term capital accumulation. It may include small allocations to fixed income to enhance portfolio efficiency.
The S&P Target Risk® Conservative Index is designed to measure the performance of conservative stock-bond allocations to fixed income, seeking to produce a current income stream and avoid excessive volatility of returns. Equities are included to protect long-term purchasing power.
The S&P Target Risk® Growth Index is designed to measure the performance of equity allocations, while seeking to provide limited fixed income exposure to diversify risk.
The S&P Target Risk® Moderate Index is designed to measure the performance of moderate stock-bond allocations to fixed income while seeking to increase opportunities for higher returns through equity.
Financial Highlights
The financial highlights table is intended to help you understand a Portfolio's financial performance for the periods shown. Certain information reflects the financial results for a single share. The total returns in the table represent the rate of return that an investor would have earned or lost on an investment in a Portfolio (assuming reinvestment of all dividends and/or distributions). The information for the fiscal years ended December 31, 2023, December 31, 2022, December 31, 2021, and December 31, 2020 has been audited by Ernst & Young LLP, whose report, along with a Portfolio’s financial statements, is included in a Portfolio’s Annual Report, which is available upon request. The information for the prior fiscal year or period was audited by a different independent public accounting firm.
Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment from affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses, net of fee waivers and/or recoupments, if any(2)(3)	Expenses, net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
Voya Balanced Income Portfolio
Class I
12-31-23	8.43	0.31•	0.66	0.97	0.27	—	—	0.27	—	9.13	11.68	0.64	0.60	0.60	3.56	6,009	142
12-31-22	10.99	0.26•	(1.77)	(1.51)	0.25	0.80	—	1.05	—	8.43	(13.78)	0.64	0.60	0.60	2.73	6,024	104
12-31-21	10.31	0.25•	0.71	0.96	0.28	—	—	0.28	—	10.99	9.42	0.62	0.60	0.60	2.29	7,878	133
12-31-20	11.19	0.29•	(0.03)	0.26	0.42	0.72	—	1.14	—	10.31	3.33	0.62	0.60	0.60	2.79	7,943	69
12-31-19	10.50	0.38•	1.55	1.93	0.57	0.67	—	1.24	—	11.19	18.73	0.66	0.62	0.62	3.38	8,836	231

		Income (loss) from investment operations			Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment from affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses, net of fee waivers and/or recoupments, if any(2)(3)	Expenses, net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
Class S
12-31-23	8.38	0.29•	0.66	0.95	0.25	—	—	0.25	—	9.08	11.42	0.89	0.85	0.85	3.30	173,258	142
12-31-22	10.92	0.23•	(1.75)	(1.52)	0.22	0.80	—	1.02	—	8.38	(13.97)	0.89	0.85	0.85	2.47	184,513	104
12-31-21	10.25	0.22•	0.70	0.92	0.25	—	—	0.25	—	10.92	9.09	0.87	0.85	0.85	2.04	256,146	133
12-31-20	11.13	0.26•	(0.03)	0.23	0.39	0.72	—	1.11	—	10.25	3.03	0.87	0.85	0.85	2.55	266,536	69
12-31-19	10.45	0.36•	1.52	1.88	0.53	0.67	—	1.20	—	11.13	18.40	0.91	0.87	0.87	3.18	295,942	231
Voya Solution Aggressive Portfolio
Class I
12-31-23	11.33	0.16•	2.19	2.35	0.32	0.53	—	0.85	—	12.83	21.21	0.50	0.37	0.37	1.35	1,379	41
12-31-22	16.92	0.17•	(3.35)	(3.18)	0.39	2.02	—	2.41	—	11.33	(19.67)	0.44	0.36	0.36	1.34	966	93
12-31-21	14.29	0.13•	2.70	2.83	0.20	—	—	0.20	—	16.92	19.87	0.43	0.31	0.31	0.82	488	58
12-31-20	13.42	0.12•	1.85	1.97	0.22	0.88	—	1.10	—	14.29	16.09	0.50	0.31	0.31	0.94	294	85
12-31-19	11.74	0.22•	2.67	2.89	0.22	0.99	—	1.21	—	13.42	25.54	0.42	0.25	0.25	1.73	600	85
Class S
12-31-23	11.15	0.13•	2.16	2.29	0.26	0.53	—	0.79	—	12.65	20.90	0.75	0.62	0.62	1.10	1,658	41
12-31-22	16.69	0.08•	(3.25)	(3.17)	0.35	2.02	—	2.37	—	11.15	(19.89)	0.69	0.61	0.61	0.57	2,590	93
12-31-21	14.10	0.10•	2.66	2.76	0.17	—	—	0.17	—	16.69	19.62	0.68	0.56	0.56	0.64	4,426	58
12-31-20	13.25	0.10•	1.82	1.92	0.19	0.88	—	1.07	—	14.10	15.83	0.75	0.56	0.56	0.80	3,666	85
12-31-19	11.60	0.15	2.67	2.82	0.18	0.99	—	1.17	—	13.25	25.21	0.67	0.50	0.50	1.27	3,925	85
Voya Solution Conservative Portfolio
Class ADV
12-31-23	9.19	0.22•	0.57	0.79	0.27	0.13	—	0.40	—	9.58	8.79	0.99	0.74	0.74	2.40	2,751	58
12-31-22	11.96	0.13•	(1.72)	(1.59)	0.35	0.83	—	1.18	—	9.19	(13.78)	0.97	0.74	0.74	1.31	3,388	80
12-31-21	11.80	0.17•	0.45	0.62	0.27	0.19	—	0.46	—	11.96	5.26	0.95	0.69	0.69	1.42	4,030	54
12-31-20	11.24	0.21•	0.84	1.05	0.28	0.21	—	0.49	—	11.80	9.59	0.95	0.70	0.70	1.90	4,658	91
12-31-19	10.40	0.24	0.90	1.14	0.21	0.09	—	0.30	—	11.24	10.99	0.92	0.67	0.67	2.10	8,336	75
Class I
12-31-23	9.28	0.27•	0.57	0.84	0.32	0.13	—	0.45	—	9.67	9.32	0.49	0.24	0.24	2.90	445	58
12-31-22	12.07	0.18•	(1.74)	(1.56)	0.40	0.83	—	1.23	—	9.28	(13.36)	0.47	0.24	0.24	1.73	415	80
12-31-21	11.92	0.27•	0.42	0.69	0.35	0.19	—	0.54	—	12.07	5.85	0.45	0.19	0.19	2.24	913	54
12-31-20	11.41	0.24•	0.86	1.10	0.38	0.21	—	0.59	—	11.92	9.99	0.45	0.20	0.20	2.17	238	91
12-31-19	10.54	0.31•	0.91	1.22	0.26	0.09	—	0.35	—	11.41	11.65	0.42	0.17	0.17	2.82	658	75
Class R6
12-31-23	9.28	0.27•	0.56	0.83	0.32	0.13	—	0.45	—	9.66	9.26	0.41	0.24	0.24	2.90	4,641	58
12-31-22	12.07	0.19•	(1.74)	(1.55)	0.41	0.83	—	1.24	—	9.28	(13.34)	0.39	0.24	0.24	1.84	9,008	80
12-31-21	11.93	0.24•	0.44	0.68	0.35	0.19	—	0.54	—	12.07	5.77	0.37	0.19	0.19	1.95	9,365	54
12-31-20	11.41	0.28•	0.83	1.11	0.38	0.21	—	0.59	—	11.93	10.09	0.39	0.20	0.20	2.46	7,547	91
12-31-19	10.54	0.30	0.92	1.22	0.26	0.09	—	0.35	—	11.41	11.65	0.42	0.17	0.17	2.61	5,365	75
Class S
12-31-23	9.23	0.25•	0.57	0.82	0.30	0.13	—	0.43	—	9.62	9.12	0.74	0.49	0.49	2.65	1,654	58
12-31-22	12.01	0.16•	(1.74)	(1.58)	0.37	0.83	—	1.20	—	9.23	(13.60)	0.72	0.49	0.49	1.57	1,782	80
12-31-21	11.87	0.20•	0.45	0.65	0.32	0.19	—	0.51	—	12.01	5.52	0.70	0.44	0.44	1.67	2,203	54
12-31-20	11.34	0.24•	0.84	1.08	0.34	0.21	—	0.55	—	11.87	9.83	0.70	0.45	0.45	2.14	2,215	91
12-31-19	10.48	0.25•	0.93	1.18	0.23	0.09	—	0.32	—	11.34	11.31	0.67	0.42	0.42	2.30	2,839	75

		Income (loss) from investment operations			Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment from affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses, net of fee waivers and/or recoupments, if any(2)(3)	Expenses, net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
Class S2
12-31-23	9.09	0.23•	0.55	0.78	0.26	0.13	—	0.39	—	9.48	8.88	0.89	0.64	0.64	2.50	662	58
12-31-22	11.85	0.15•	(1.72)	(1.57)	0.36	0.83	—	1.19	—	9.09	(13.75)	0.87	0.64	0.64	1.47	1,241	80
12-31-21	11.73	0.18•	0.44	0.62	0.31	0.19	—	0.50	—	11.85	5.34	0.85	0.59	0.59	1.53	1,237	54
12-31-20	11.25	0.24•	0.82	1.06	0.37	0.21	—	0.58	—	11.73	9.69	0.85	0.60	0.60	2.19	1,438	91
12-31-19	10.39	0.23•	0.93	1.16	0.21	0.09	—	0.30	—	11.25	11.21	0.82	0.57	0.57	2.14	393	75
Accompanying Notes to Financial Highlights
(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions, and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges.
(2)
Ratios do not include expenses of Underlying Funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
(3)
Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or the Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or the Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
•
Calculated using average number of shares outstanding throughout the year or period.

APPENDIX F: SECURITY OWNERSHIP OF CERTAIN BENEFICIAL AND RECORD OWNERS
The following tables provide information about the persons or entities who, to the knowledge of each Portfolio, owned beneficially or of record 5% or more of any class of that Portfolio’s outstanding shares as of April 1, 2024:
Balanced
Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Fund	Percentage of Combined Fund After the Reorganization*
Venerable Insurance and Annuity Company 1475 Dunwoody Drive West Chester, PA 19380-1478	95.3% Class S; Beneficial	0.6%	39.8%
Voya Retirement Insurance and Annuity Company Attn Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	68.7% Class I; Beneficial	68.3%	30.7%
Voya Retirement Insurance and Annuity Company RESL Attn Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	15.7% Class I; Beneficial	15.6%	7.0%
Balanced Income
Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Fund	Percentage of Combined Fund After the Reorganization*
Voya Institutional Trust Company 1 Orange Way Windsor, CT 06095-4773	97.5% Class A; 5.6% Class I; Beneficial	20.9%	11.5%
Voya Retirement Insurance and Annuity Company RESL Attn Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	28.9% Class I; Beneficial	0.8%	0.4%
ReliaStar Life Insurance Company of New York RESL 1 Orange Way Windsor, CT 06095	65.5% Class I; Beneficial	1.7%	0.9%
Venerable Insurance and Annuity Company 1475 Dunwoody Drive West Chester, PA 19380-1478	94.5% Class S; 99.8% Class S2; Beneficial	72.0%	39.8%
Strategic Allocation Conservative
Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Fund	Percentage of Combined Fund After the Reorganization*
Voya Institutional Trust Company 1 Orange Way Windsor, CT 06095-4773	8.2% Class S; Beneficial	0.5%	1.0%
Voya Retirement Insurance and Annuity Company Attn Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	83.3% Class I; Beneficial	78.4%	41.9%
Venerable Insurance and Annuity Company 1475 W Dunwoody Dr. West Chester, PA 19830-1478	70.7% Class S; Beneficial	4.2%	2.3%
ReliaStar Life Insurance Company of New York II 1 Orange Way Windsor, CT 06095	21.1% Class S; Beneficial	1.3%	0.7%

Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Fund	Percentage of Combined Fund After the Reorganization*
ReliaStar Life Insurance Co FBO SVUL I Attn Jill Barth Conveyor TN41 1 Orange Way Windsor, CT 06095	7.1% Class I; Beneficial	6.6%	3.6%
Solution Moderately Conservative
Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Fund	Percentage of Combined Fund After the Reorganization*
Voya Retirement Insurance and Annuity Company Attn Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	100% Class A; 98.4% Class R6; 100% Class S; 100% Class S2; Beneficial	98.5%	45.4%
Voya Institutional Trust Company 1 Orange Way Windsor, CT 06095-4773	100% Class I; Beneficial	1.0%	1.0%
Solution Conservative
Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Fund	Percentage of Combined Fund After the Reorganization*
Voya Retirement Insurance and Annuity Company Attn Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	99.9% Class A; 20.3% Class I; 96.7% Class R6; 100% Class S; 100% Class S2; Beneficial	94.8%	45.4%
Voya Institutional Trust Company 1 Orange Way Windsor, CT 06095	21.1% Class I; Beneficial	3.8%	0.7%
Strategic Allocation Growth
Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Fund	Percentage of Combined Fund After the Reorganization*
Venerable Insurance and Annuity Company 1475 Dunwoody Drive West Chester, PA 19380-1478	18.2% Class S; Beneficial	0.3%	0.3%
Voya Retirement Insurance and Annuity Company Attn Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	83.8% Class I; Beneficial	82.4%	66.0%
Voya Institutional Trust Company 1 Orange Way Windsor, CT 06095-4773	81.8% Class S; Beneficial	1.4%	1.9%
ReliaStar Life Insurance Co FBO SVUL I Attn Jill Barth Conveyor TN41 1 Orange Way Windsor, CT 06095	7.9% Class I; Beneficial	7.7%	6.2%

Solution Aggressive
Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Fund	Percentage of Combined Fund After the Reorganization*
Voya Institutional Trust Company 1 Orange Way Windsor, CT 06095-4773	100% Class I; Beneficial	4.1%	1.9%
Voya Retirement Insurance and Annuity Company Attn Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	99.7% Class A; 98.3% Class R6; 99.7% Class S; 100% Class S2; Beneficial	94.6%	18.8%
*
On a pro forma basis, assuming that the value of the shareholder’s interest in the Portfolio on the date of consummation of the Reorganization is the same as on April 1, 2024.
Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. A control person may have a significant impact on matters submitted to a shareholder vote.
Voya Retirement Insurance and Annuity Company, a Connecticut corporation, may be deemed a control person of Balanced, Strategic Allocation Conservative, Solution Moderately Conservative, Solution Conservative, Strategic Allocation Growth and Solution Aggressive. Venerable Insurance and Annuity Company, an Iowa corporation, may be deemed a control person of Balanced Income. Voya Retirement Insurance and Annuity Company is an indirect subsidiary of Voya Financial, Inc. Venerable Insurance and Annuity Company is an indirect, wholly-owned subsidiary of VA Capital Company LLC.

VOYA-4VP-INFO-0620

PART B

STATEMENT OF ADDITIONAL INFORMATION

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258-2034

1-800-992-0180

June 20, 2024

ACQUISITION OF THE ASSETS AND	BY AND IN EXCHANGE FOR SHARES
LIABILITIES OF:	OF:
Voya Balanced Portfolio	Voya Balanced Income Portfolio
(A series of Voya Balanced Portfolio, Inc.)	(A series of Voya Investors Trust)

Voya Solution Moderately Conservative	Voya Solution Conservative Portfolio
Portfolio	(A series of Voya Partners, Inc.)
(A series of Voya Partners, Inc.)
Voya Strategic Allocation Conservative
Portfolio
(A series of Voya Strategic Allocation
Portfolios, Inc.)
Voya Strategic Allocation Growth Portfolio	Voya Solution Aggressive Portfolio
(A series of Voya Strategic Allocation	(A series of Voya Partners, Inc.)
Portfolios, Inc.)

(each, a "Target Portfolio" and collectively,	(each, an "Acquiring Portfolio" and
the "Target Portfolios")	collectively, the "Acquiring Portfolios")

This Statement of Additional Information ("SAI") of the Acquiring Portfolios is available to the shareholders of each Target Portfolio, in connection with transactions whereby all of the assets and liabilities of each Target Portfolio will be transferred to the corresponding Acquiring Portfolio in exchange for shares of beneficial interest or capital stock, as applicable, in the corresponding Acquiring Portfolio.

This SAI consists of the cover page, the information set forth below and the following described documents, each of which is incorporated by reference herein and accompanies this SAI:

1.The Statement of Additional Information dated May 1, 2024 for Voya Balanced Portfolio (File No. 811-05773);

2.The Statement of Additional Information dated May 1, 2024 for Voya Balanced Income Portfolio (File No. 811-05629);

3.The Statement of Additional Information dated May 1, 2024 for Voya Solution Aggressive Portfolio, Voya Solution Conservative Portfolio, and Voya Solution Moderately Conservative Portfolio (File No. 811-08319);

4.The Statement of Additional Information dated May 1, 2024 for Voya Strategic Allocation Conservative Portfolio and Voya Strategic Allocation Growth Portfolio (File No. 811-08934);

5.The audited financial statements contained in the Annual Report of Voya Balanced Portfolio dated December 31, 2023, as filed on March 8, 2024 (File No. 811-05773);

6.The audited financial statements contained in the Annual Report of Voya Balanced Income Portfolio dated December 31, 2023, as filed on March 8, 2024 (File No. 811-05629);

7.The audited financial statements contained in the Annual Report of Voya Solution Aggressive Portfolio, Voya Solution Conservative Portfolio, and Voya Solution Moderately Conservative Portfolio dated December 31, 2023, as filed on March 8, 2024 (File No. 811-08319); and

8.The audited financial statements contained in the Annual Report of Voya Strategic Allocation Conservative Portfolio and Voya Strategic Allocation Growth Portfolio dated December 31, 2023, as filed on March 8, 2024 (File No. 811-08934).

This SAI is not a prospectus. An Information Statement/Prospectus dated June 20, 2024, relating to the reorganizations described above (each, a "Reorganization" and collectively, the "Reorganizations") may be obtained, without charge, by writing to Voya Investment Management at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034 or by calling 1- 800-992-0180. This SAI should be read in conjunction with the Information Statement/Prospectus.

Supplemental Financial Information

Rule 6-11(d)(2) under Regulation S-X requires that, with respect to any fund acquisition, registered investment companies must provide certain supplemental financial information in lieu of pro forma financial statements required by Regulation S-X. For this reason, pro forma financial statements of the Acquiring Portfolios are not included in this SAI.

Tables showing the fees and expenses of the Target Portfolios and the Acquiring Portfolios, and the fees and expenses of the Acquiring Portfolios on a pro forma basis after giving effect to the Reorganizations, are included in the section entitled "Comparison of the Portfolios – Comparison of the Annual Portfolio Operating Expenses of the Portfolios" of the Information Statement/Prospectus.

Following each Reorganization, the applicable Acquiring Portfolio will be the accounting and performance survivor.

None of the Reorganizations will result in a material change to the applicable Target Portfolio's investment portfolio due to the investment restrictions of the corresponding Acquiring Portfolio. As a result, a schedule of investments modified to show the effects of a Reorganization is not required and is not included for any Target Portfolio. Notwithstanding the foregoing, changes may be made to a Target Portfolio's portfolio in advance of a Reorganization and/or an Acquiring Portfolio's portfolio following a Reorganization.

There are no material differences in the accounting policies of the Target Portfolios as compared to those of the Acquiring Portfolios.

Amendment #7, effective September 2, 2003, to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (re-designation of ING American Growth Portfolio to ING American Funds Growth Portfolio, ING American Growth-Income Portfolio to ING American Funds Growth-Income Portfolio and ING American International Portfolio to ING American Funds International Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 57 to the Registrant's Form N-1A Registration Statement on November 5, 2003 and incorporated herein by reference.
1

Voya Investors Trust

(the "Registrant")

PART C:

OTHER INFORMATION

ITEM 15. INDEMNIFICATION

Reference is made to Article V, Section 5.4 of the Registrant's Agreement and Declaration of Trust, which is incorporated by reference herein.

Pursuant to Indemnification Agreements between the Trust and each Independent Trustee, the Trust indemnifies each Independent Trustee against any liabilities resulting from the Independent Trustee's serving in such capacity, provided that the Trustee has not engaged in certain disabling conduct.

The Trust has a management agreement with Voya Investments, LLC ("Voya Investments"). Generally, the Trust will indemnify Voya Investments from and against, any liability for, or any damages, expenses, or losses incurred in connection with, any act or omission connected with or arising out of any services rendered under the management agreement between the Trust and Voya Investments, except by reason of willful misfeasance, bad faith, or negligence in the performance of the Voya Investment's duties, or by reason of reckless disregard of the its obligations and duties under the agreement.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust's Agreement and Declaration of Trust, its By-laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by directors, officers or controlling persons or the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 16. EXHIBITS

1.a. Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 51 to the Registrant's Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

b.Certificate of Amendment effective May 1, 2003 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 51 to the Registrant's Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

c.Amendment #2, effective May 1, 2003, to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (re-designation of ING AIM Capital Mid Cap Growth Portfolio to ING AIM Mid Cap Growth Portfolio and ING FMR Diversified Mid Cap Portfolio to ING FRMSM Diversified Mid Cap Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 54 to the Registrant's Form N-1A Registration Statement on August 1, 2003 and incorporated herein by reference.

d.Amendment #3, effective June 2, 2003, to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 54 to the Registrant's Form N-1A Registration Statement on August 1, 2003 and incorporated herein by reference.

e.Amendment #4, effective June 16, 2003, to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (establishment of additional separate series designated as ING American Growth Portfolio, ING American International Portfolio and ING American Growth-Income Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 54 to the Registrant's Form N-1A Registration Statement on August 1, 2003 and incorporated herein by reference.

f.Amendment #5, dated August 25, 2003, to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (abolition of Global Balanced Series) – Filed as an Exhibit to Post-Effective Amendment No. 57 to the Registrant's Form N-1A Registration Statement on November 5, 2003 and incorporated herein by reference.

g.Amendment #6, effective September 2, 2003, to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (re-designation of ING JPMorgan Fleming International Enhanced EAFE Portfolio to ING Julius Baer Foreign Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 57 to the Registrant's Form N-1A Registration Statement on November 5, 2003 and incorporated herein by reference.

h.

i.Amendment #9, effective November 11, 2003, to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (re-designation of ING JPMorgan Fleming Small Cap Equity Portfolio to ING JPMorgan Small Cap Equity Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 59 to the Registrant's Form N-1A Registration Statement on February 27, 2004 and incorporated herein by reference.

j.Amendment #10 effective June 2, 2003 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (designation of Class R shares) – Filed as an Exhibit to Post-Effective Amendment No. 60 to the Registrant's Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

k.Amendment #11 effective January 20, 2004 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (establishment of additional separate series designated as ING Evergreen Health Sciences Portfolio, ING Evergreen Omega Portfolio, ING Lifestyle Aggressive Growth Portfolio, ING Lifestyle Growth Portfolio, ING Lifestyle Moderate Growth Portfolio and ING Lifestyle Moderate Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 60 to the Registrant's Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

l.Amendment #12 effective February 25, 2004 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (re-designation of ING Janus Growth and Income Portfolio to ING Legg Mason Value Portfolio and ING Eagle Asset Value Equity Portfolio to ING Eagle Asset Capital Appreciation Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 60 to the Registrant's Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

m.Amendment #13, effective August 1, 2004, to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (re-designation of ING Goldman Sachs Internet TollkeeperSM Portfolio to ING Goldman Sachs TollkeeprSM Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-1A Registration Statement on April 11, 2005 and incorporated herein by reference.

n.Amendment #14, effective August 6, 2004, to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (re-designation of ING Mercury Fundamental Growth Portfolio to ING Mercury Large Cap Growth Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-1A Registration Statement on April 11, 2005 and incorporated herein by reference.

o.Amendment #15, dated September 3, 2004, to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (abolition of Fund for Life Series) – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-1A Registration Statement on April 11, 2005 and incorporated herein by reference.

p.Amendment #16, effective November 8, 2004, to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (re-designation of ING MFS Research Portfolio to ING Oppenheimer Main Street Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-1A Registration Statement on April 11, 2005 and incorporated herein by reference.

q.Amendment #17, effective February 1, 2005, to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (establishment of additional separate Series designated as ING FMRSM Earnings Growth Portfolio, ING JPMorgan Value Opportunities Portfolio, ING Marsico International Opportunities Portfolio, ING MFS Utilities Portfolio, ING Pioneer Fund Portfolio and ING Pioneer Mid Cap Value Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-1A Registration Statement on April 11, 2005 and incorporated herein by reference.

r.Amendment #18, effective April 29, 2005, to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (re-designation of Class I shares to Institutional Class shares for all Series of the Trust) – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-1A Registration Statement on April 11, 2005 and incorporated herein by reference.

s.Amendment #19, effective May 2, 2005, to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (re-designation of ING Capital Guardian Small Cap Portfolio to ING Capital Guardian Small/Mid Cap Portfolio, ING Developing World Portfolio to ING JPMorgan Emerging Markets Equity Portfolio, ING Janus Special Equity Portfolio to ING Janus Contrarian Portfolio, and ING UBS U.S. Balanced Portfolio to ING UBS U.S. Allocation Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-1A Registration Statement on April 11, 2005 and incorporated herein by reference.

t.Amendment #20, effective July 25, 2005, to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (establishment of additional separate Series designated as ING MarketStyle Growth Portfolio, ING MarketStyle Moderate Growth Portfolio, ING MarketStyle Moderate Portfolio, ING MarketPro Portfolio, and ING VP Index Plus International Equity Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 66 to the Registrant's Form N-1A Registration Statement on July 26, 2005 and incorporated herein by reference.

2

u.Amendment #21, effective August 15, 2005, to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (re-designation of ING Mercury Focus Value Portfolio to ING Mercury Large Cap Value Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 66 to the Registrant's Form N-1A Registration Statement on July 26, 2005 and incorporated herein by reference.

v.Amendment #22 effective August 29, 2005 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (re-designation of ING Jennsion Equity Opportunities Portfolio to ING Wells Fargo Mid Cap Disciplined Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 66 to the Registrant's Form N-1A Registration Statement on July 26, 2005 and incorporated herein by reference.

w.Amendment #23, effective November 30, 2005, to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (establishment of additional separate Series designated as ING EquitiesPlus Portfolio, ING FMRSM Small Cap Equity Portfolio, ING Global Real Estate Portfolio, and ING Wells Fargo Small Cap Disciplined Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 69 to the Registrant's Form N-1A Registration Statement on November 29, 2005 and incorporated herein by reference.

x.Amendment #24, effective December 1, 2005, to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (re-designation of ING Salomon Brothers Investors Portfolio to ING Lord Abbett Affiliated Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 73 to the Registrant's Form N-1A Registration Statement on April 27, 2006 and incorporated herein by reference.

y.Amendment # 25, effective December 5, 2005, to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (re-designation of ING Alliance Mid Cap Growth Portfolio to ING AllianceBernstein Mid Cap Growth Portfolio and ING Capital Guardian Managed Global Portfolio to ING Templeton Global Growth Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 73 to the Registrant's Form N-1A Registration Statement on April 27, 2006 and incorporated herein by reference.

z.Amendment #26, dated January 3, 2006, to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (abolition of Series of Shares of Beneficial Interest of ING AIM Mid Cap Growth Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 73 to the Registrant's Form N-1A Registration Statement on April 27, 2006 and incorporated herein by reference.

aa.Amendment #27, effective March 24, 2006, to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (establishment of additional separate Series designated as ING Franklin Income Portfolio and ING Quantitative Small Cap Value Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 73 to the Registrant's Form N-1A Registration Statement on April 27, 2006 and incorporated herein by reference.

bb.Amendment #28, effective April 28, 2006, to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (re-designation of Service 1 Class shares to Service Class shares for ING LifeStyle Aggressive Growth Portfolio, ING LifeStyle Growth Portfolio, ING LifeStyle Moderate Growth Portfolio and ING LifeStyle Moderate Portfolio; and designation of Adviser Class shares and Institutional Class shares for ING LifeStyle Aggressive Growth Portfolio, ING LifeStyle Growth Portfolio, ING LifeStyle Moderate Growth Portfolio and ING LifeStyle Moderate Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 73 to the Registrant's Form N-1A Registration Statement on April 27, 2006 and incorporated herein by reference.

cc.Amendment #29, effective April 28, 2006, to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (re-designation of ING Quantitative Small Cap Value Portfolio to ING Disciplined Small Cap Value Portfolio, and ING Salomon Brothers All Cap Portfolio to ING Legg Mason Partners All Cap Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 73 to the Registrant's Form N-1A Registration Statement on April 27, 2006 and incorporated herein by reference.

dd.Amendment #30, effective May 1, 2006, to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (establishment of additional separate Series designated as ING FMRSM Equity Income Portfolio and ING Pioneer Equity Income Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 75 to the Registrant's Form N-1A Registration Statement on July 14, 2006 and incorporated herein by reference.

ee.Amendment #31, effective August 7, 2006, to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, (re-designation of ING MFS Mid Cap Growth Portfolio to ING FMRSM Mid Cap Growth Portfolio and ING Goldman Sachs TollkeeperSM Portfolio to ING Global Technology Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 76 to the Registrant's Form N-1A Registration Statement on February 7, 2007 and incorporated herein by reference.

ff.Amendment #32, effective November 6, 2006, to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (re-designation of ING Mercury Large Cap Growth Portfolio to ING BlackRock Large Cap Growth Portfolio, ING Mercury Large Cap Value Portfolio to ING BlackRock Large Cap Value Portfolio, ING FMRSM Earnings Growth Portfolio to ING FMRSM Large Cap Growth Portfolio and ING JPMorgan Small Cap Equity Portfolio to ING JPMorgan Small Cap Core Equity Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 76 to the Registrant's Form N-1A Registration Statement on February 7, 2007 and incorporated herein by reference.

3

gg.Amendment #33, dated December 27, 2006, to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (Abolition of Series of Shares of Beneficial Interest of ING Eagle Asset Capital Appreciation Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 76 to the Registrant's Form N-1A Registration Statement on February 7, 2007 and incorporated herein by reference.

hh.Amendment #34, effective April 3, 2007, to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (establishment of additional separate Series designated as ING BlackRock Inflation Protected Bond Portfolio, ING Franklin Mutual Shares Portfolio and ING Franklin Templeton Founding Strategy Portfolio) – Filed as an Exhibit to Post- Effective Amendment No. 77 to the Registrant's Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

ii.Amendment #35 effective April 30, 2007 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (re-designation of ING International Portfolio to ING International Growth Opportunities Portfolio, ING Van Kampen Equity Growth Portfolio to ING Van Kampen Capital Growth Portfolio, and ING Wells Fargo Mid Cap Disciplined Portfolio to ING Wells Fargo Disciplined Value Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 77 to the Registrant's Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

jj.Amendment #36, effective April 30, 2007, to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (designation of Service Class shares for ING Stock Index Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 77 to the Registrant's Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

kk.Amendment #37, dated May 3, 2007, to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (Abolition of Series of Shares of Beneficial Interest of ING Capital Guardian Small/Mid Cap Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant's Form N-1A Registration Statement on July 27, 2007 and incorporated herein by reference.

ll.Amendment #38, dated May 3, 2007, to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (Abolition of Series of Shares of Beneficial Interest of ING Legg Mason Partners All Cap Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant's Form N-1A Registration Statement on July 27, 2007 and incorporated herein by reference.

mm.Amendment #39, effective June 25, 2007, to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (establishment of additional Series designated as ING Focus 5 Portfolio) – Filed as an Exhibit to Post- Effective Amendment No. 79 to the Registrant's Form N-1A Registration Statement on July 27, 2007 and incorporated herein by reference.

nn.Amendment # 40, effective July 31, 2007, to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (designation of Service 2 Class shares for ING Stock Index Portfolio) – Filed as an Exhibit to Post- Effective Amendment No. 79 to the Registrant's Form N-1A Registration Statement on July 27, 2007 and incorporated herein by reference.

oo.Amendment #41, effective September 12, 2007, to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (establishment of additional separate Series designated as ING American Funds Bond Portfolio and ING LifeStyle Conservative Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 83 to the Registrant's Form N-1A Registration Statement on October 16, 2007 and incorporated herein by reference.

pp.Plan of Liquidation and Dissolution of Series of ING MarketPro Portfolio, effective October 26, 2007 – Filed as an Exhibit to Post-Effective Amendment No. 89 to the Registrant's Form N-1A Registration Statement on April 25, 2008 and incorporated herein by reference.

qq.Plan of Liquidation and Dissolution of Series of ING MarketStyle Growth Portfolio, effective October 26, 2007 – Filed as an Exhibit to Post-Effective Amendment No. 89 to the Registrant's Form N-1A Registration Statement on April 25, 2008 and incorporated herein by reference.

rr.Plan of Liquidation and Dissolution of Series of ING MarketStyle Moderate Growth Portfolio, effective October 26, 2007 – Filed as an Exhibit to Post-Effective Amendment No. 89 to the Registrant's Form N-1A Registration Statement on April 25, 2008 and incorporated herein by reference.

ss.Plan of Liquidation and Dissolution of Series of ING MarketStyle Moderate Portfolio, effective October 26, 2007 – Filed as an Exhibit to Post-Effective Amendment No. 89 to the Registrant's Form N-1A Registration Statement on April 25, 2008 and incorporated herein by reference.

tt.Amendment #42, dated November 29, 2007, to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (Abolition of Series of Shares of Beneficial Interest of ING MarketPro Portfolio, ING MarketStyle Growth Portfolio, ING MarketStyle Moderate Portfolio and ING MarketStyle Moderate Growth Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 89 to the Registrant's Form N-1A Registration Statement on April 25, 2008 and incorporated herein by reference.

4

uu.Amendment #43, effective January 7, 2008, to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (establishment of additional separate Series designated as ING American Funds Asset Allocation Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 89 to the Registrant's Form N-1A Registration Statement on April 25, 2008 and incorporated herein by reference.

vv.Amendment #44, effective January 31, 2008, to the Amended and Restated Agreement and Declaration of Trust, dated February 26, 2002 (re-designation of ING FMR Large Cap Growth Portfolio to ING Van Kampen Large Cap Growth Portfolio and ING FMR Mid Cap Growth Portfolio to ING Mid Cap Growth Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 89 to the Registrant's Form N-1A Registration Statement on April 25, 2008 and incorporated herein by reference.

ww.Amendment #45, effective February 22, 2008, to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (establishment of additional separate Series designated as ING Goldman Sachs Commodities Portfolio and ING Multi-Manager International Small Cap Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 89 to the Registrant's Form N-1A Registration Statement on April 25, 2008 and incorporated herein by reference.

xx.Amendment #46, dated March 27, 2008, to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (abolition of Series of Shares of Beneficial Interest of ING FMRSM Equity Income Portfolio and ING FMRSM Small Cap Equity Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 89 to the Registrant's Form N-1A Registration Statement on April 25, 2008 and incorporated herein by reference.

yy.Amendment #47, effective April 28, 2008, to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (re-designation of ING Goldman Sachs Commodities Portfolio to ING Goldman Sachs Commodity Strategy Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 89 to the Registrant's Form N-1A Registration Statement on April 25, 2008 and incorporated herein by reference.

zz.Plan of Liquidation and Dissolution of Series of ING EquitiesPlus Portfolio, effective April 28, 2008 – Filed as an Exhibit to Post-Effective Amendment No. 89 to the Registrant's Form N-1A Registration Statement on April 25, 2008 and incorporated herein by reference.

aaa.Amendment #48, dated April 28, 2008, to the Amended and Restated Agreement and Declaration of Trust, dated February 26, 2002 (Abolition of Series of Shares of Beneficial Interest of ING EquitiesPlus Portfolio, ING Global Technology Portfolio, ING Mid Cap Growth Portfolio, ING UBS U.S. Allocation Portfolio and ING Van Kampen Large Cap Growth Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 92 to the Registrant's Form N-1A Registration Statement on September 12, 2008 and incorporated herein by reference.

bbbAmendment #49, effective July 1, 2008, to the Amended and Restated Agreement and Declaration of Trust, dated February 26, 2002 (establishment of additional separate Series designated as ING American Funds Worl Allocation Portfolio, ING Oppenheimer Active Asset Allocation Portfolio, ING T. Rowe Price Personal Strategy Growth Portfolio and ING Van Kampen Global Tactical Asset Allocation Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 92 to the Registrant's Form N-1A Registration Statement on September 12, 2008 and incorporated herein by reference.

ccc.Amendment #50, dated September 11, 2008, to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (Abolition of Series of Shares of Beneficial Interest of ING Capital Guardian U.S. Equities Portfolio and ING Well Fargo Disciplined Value Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 94 to the Registrant's Form N-1A Registration Statement on February 9, 2009 and incorporated herein by reference.

ddd.Amendment #51, effective January 23, 2009, to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (designation of Adviser Class shares for ING Stock Index Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 95 to the Registrant's Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

eee.Action by Unanimous Written Consent of the Boards of Directors/Trustees (fixing the number of Trustees comprising the Board to 10) dated January 30, 2009 – Filed as an Exhibit to Post-Effective Amendment No. 95 to the Registrant's Form N- 1A Registration Statement on April 30, 2009 and incorporated herein by reference.

fff.Amendment #52, effective April 30, 2009, to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (re-designation of ING Legg Mason Value Portfolio to ING Growth and Income Portfolio II) – Filed as an Exhibit to Post-Effective Amendment No. 95 to the Registrant's Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

ggg.Amendment #53, effective May 1, 2009, to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (re-designation of ING Global Real Estate Portfolio to ING Clarion Global Real Estate Portfolio, ING Julius Baer Foreign Portfolio to ING Artio Foreign Portfolio, ING Oppenheimer Active Asset Allocation Portfolio to ING Oppenheimer Active Allocation Portfolio, ING PIMCO Core Bond Portfolio to ING PIMCO Total Return Bond Portfolio, ING Van Kampen Real Estate Portfolio to ING Clarion Real Estate Portfolio and ING VP Index Plus International Equity Portfolio to ING Index Plus International Equity Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 95 to the Registrant's Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

5

hhh.Plan of Liquidation and Dissolution of Series of ING Disciplined Small Cap Value Portfolio, effective May 4, 2009 – Filed as an Exhibit to Post-Effective Amendment No. 97 to the Registrant's Form N-1A Registration Statement on August 11, 2009 and incorporated herein by reference.

iii.Amendment #54, effective July 17, 2009, to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (establishment of additional separate Series designated as ING Retirement Conservative Portfolio, ING Retirement Growth Portfolio, ING Retirement Moderate Growth Portfolio and ING Retirement Moderate Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 97 to the Registrant's Form N-1A Registration Statement on August 11, 2009 and incorporated herein by reference.

jjj.Amendment #55, dated July 20, 2009, to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (Abolition of Series of Shares of Beneficial Interest of ING JPMorgan Value Opportunities Portfolio, ING Oppenheimer Main Street Portfolio® and ING Van Kampen Capital Growth Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 97 to the Registrant's Form N-1A Registration Statement on August 11, 2009 and incorporated herein by reference.

kkk.Amendment #56, dated August 10, 2009, to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (Abolition of Series of Shares of Beneficial Interest of ING AllianceBernstein Mid Cap Growth Portfolio, ING Growth and Income Portfolio II, ING Index Plus International Equity Portfolio and ING International Growth Opportunities Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 98 to the Registrant's Form N-1A Registration Statement on November 25, 2009 and incorporated herein by reference.

lll.Amendment #57, dated August 19, 2009, to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (Abolition of Series of Shares of Beneficial Interest of ING Disciplined Small Cap Value Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 98 to the Registrant's Form N-1A Registration Statement on November 25, 2009 and incorporated herein by reference.

mmm. Plan of Liquidation and Dissolution of Series of ING Multi-Manager International Small Cap Portfolio, effective October 23, 2009 – Filed as an Exhibit to Post-Effective Amendment No. 98 to the Registrant's Form N-1A Registration Statement on November 25, 2009 and incorporated herein by reference.

nnn.Amendment #58, dated October 26, 2009, to the Amended and Restated Declaration of Trust dated February 26, 2002 (Abolition of Series of Shares of Beneficial Interest of the ING LifeStyle Portfolios) – Filed as an Exhibit to Post-Effective Amendment No. 101 to the Registrant's Form N-1A Registration Statement on April 29, 2010 and incorporated herein by reference.

ooo.Amendment #59, effective November 27, 2009, to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (designation of Adviser Class shares for ING Van Kampen Global Tactical Asset Allocation Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 98 to the Registrant's Form N-1A Registration Statement on November 25, 2009 and incorporated herein by reference.

pppAmendment #59, effective November 27, 2009, to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (designation of Adviser Class shares for ING Van Kampen Global Tactical Asset Allocation Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 101 to the Registrant's Form N-1A Registration Statement on April 29, 2010 and incorporated herein by reference.

qqq.Amendment #60, effective March 22, 2010, to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (establishment of an additional separate Series designated as ING DFA Global Allocation Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 101 to the Registrant's Form N-1A Registration Statement on April 29, 2010 and incorporated herein by reference.

rrr.Amendment #61, dated March 25, 2010, to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (Abolition of Series of Shares of Beneficial Interest of the ING T. Rowe Price Personal Strategy Growth Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 101 to the Registrant's Form N-1A Registration Statement on April 29, 2010 and incorporated herein by reference.

sss.Amendment #62, effective April 30, 2010, to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (re-designation of ING Evergreen Health Sciences Portfolio to ING Wells Fargo Health Care Portfolio, ING Evergreen Omega Portfolio to ING Wells Fargo Omega Growth Portfolio, ING Focus 5 Portfolio to ING DFA Global All Equity Portfolio, ING Lord Abbett Affiliated Portfolio to ING Lord Abbett Growth and Income Portfolio, ING Stock Index Portfolio to ING U.S. Stock Index Portfolio, ING Van Kampen Global Franchise Portfolio to ING Morgan Stanley Global Franchise Portfolio, and ING Van Kampen Global Tactical Asset Allocation Portfolio to ING Morgan Stanley Global Tactical Asset Allocation Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 101 to the Registrant's Form N-1A Registration Statement on April 29, 2010 and incorporated herein by reference.

ttt.Amendment #63, effective May 27, 2010, to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (abolition of the Service 2 Class shares of ING Limited Maturity Bond Portfolio and ING Pioneer Fund Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 104 to the Registrant's Form N-1A Registration Statement on December 8, 2010 and incorporated herein by reference.

6

uuu.Amendment #64, effective June 14, 2010, to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (re-designation of ING Wells Fargo Omega Growth Portfolio to ING Large Cap Growth Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 104 to the Registrant's Form N-1A Registration Statement on December 8, 2010 and incorporated herein by reference.

vvv.Amendment #65, effective August 23, 2010, to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (re-designation of ING DFA Global All Equity Portfolio to ING DFA World Equity Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 104 to the Registrant's Form N-1A Registration Statement on December 8, 2010 and incorporated herein by reference.

www.Amendment #66, dated August 23, 2010, to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (Abolition of Series of Shares of Beneficial Interest of the ING Wells Fargo Small Cap Disciplined Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 104 to the Registrant's Form N-1A Registration Statement on December 8, 2010 and incorporated herein by reference.

xxx.Amendment #67, effective November 12, 2010, to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (establishment of additional separate Series designated as ING American Funds Global Growth and Income Portfolio and ING American Funds International Growth and Income Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 104 to the Registrant's Form N-1A Registration Statement on December 8, 2010 and incorporated herein by reference.

yyy.Amendment #68, effective January 21, 2011, to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (re-designation of ING Marsico International Opportunities Portfolio to ING T. Rowe Price International Stock Portfolio and ING Pioneer Equity Income Portfolio to ING Large Cap Value Portfolio) – Filed as an Exhibit to Post- Effective Amendment No. 106 to the Registrant's Form N-1A Registration Statement on April 27, 2011 and incorporated herein by reference.

zzz.Amendment #69, dated January 24, 2011, to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (Abolition of Series of Shares of Beneficial Interest of ING American Funds Growth-Income Portfolio, ING BlackRock Large Cap Value Portfolio, ING Lord Abbett Growth and Income Portfolio, and ING Morgan Stanley Global Tactical Asset Allocation Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 106 to the Registrant's Form N- 1A Registration Statement on April 27, 2011 and incorporated herein by reference.

aaaa.Amendment #70, effective April 29, 2011, to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (re-designation of ING Van Kampen Growth and Income Portfolio to ING Invesco Van Kampen Growth and Income Portfolio and ING Wells Fargo Health Care Portfolio to ING BlackRock Health Sciences Opportunities Portfolio)

– Filed as an Exhibit to Post-Effective Amendment No. 106 to the Registrant's Form N-1A Registration Statement on April 27, 2011 and incorporated herein by reference.

bbbb.Amendment #71, effective July 1, 2011, to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (re-designation of ING Janus Contrarian Portfolio to ING Core Growth and Income Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 108 to the Registrant's Form N-1A Registration Statement on February 10, 2012 and incorporated herein by reference.

cccc.Amendment #72, effective July 15, 2011, to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (abolition of Service 2 Class shares of ING BlackRock Health Sciences Opportunities Portfolio and ING Goldman Sachs Commodity Strategy Portfolio; and Institutional Class shares of ING Morgan Stanley Global Franchise Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 108 to the Registrant's Form N-1A Registration Statement on February 10, 2012 and incorporated herein by reference.

dddd.Amendment #73, effective November 17, 2011, to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (abolition of Service 2 Class shares of ING T. Rowe Price International Stock Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 108 to the Registrant's Form N-1A Registration Statement on February 10, 2012 and incorporated herein by reference.

eeee.Amendment #74, dated December 5, 2011, to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (Abolition of Series of Shares of Beneficial Interest of ING Core Growth and Income Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 108 to the Registrant's Form N-1A Registration Statement on February 10, 2012 and incorporated herein by reference.

ffff.Amendment #75, effective July 20, 2012, to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (re-designation of ING American Funds Bond Portfolio to ING Bond Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 111 to the Registrant's Form N-1A Registration Statement on February 11, 2013 and incorporated herein by reference.

gggg.Amendment #76, dated July 23, 2012, to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (Abolition of Series of Shares of Beneficial Interest of ING American Funds Growth Portfolio and ING Artio Foreign Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 111 to the Registrant's Form N-1A Registration Statement on February 11, 2013 and incorporated herein by reference.

7

hhhh.Amendment #77, effective March 25, 2013, to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (establishment of additional separate Series designated as ING Global Perspectives Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 112 to the Registrant's Form N-1A Registration Statement on April 24, 2013 and incorporated herein by reference.

iiii.Amendment #78, dated March 25, 2013, to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (Abolition of Series of Shares of Beneficial Interest of ING Oppenheimer Active Allocation Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 112 to the Registrant's Form N-1A Registration Statement on April 24, 2013 and incorporated herein by reference.

jjjj.Amendment #79, effective April 30, 2013, to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (re-designation of ING Invesco Van Kampen Growth and Income Portfolio to ING Invesco Growth and Income Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 112 to the Registrant's Form N-1A Registration Statement on April 24, 2013 and incorporated herein by reference.

kkkk.Amendment #80, effective May 1, 2013, to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (re-designation of ING Pioneer Fund Portfolio to ING Multi-Manager Large Cap Core Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 112 to the Registrant's Form N-1A Registration Statement on April 24, 2013 and incorporated herein by reference.

llll.Amendment #81, effective June 17, 2013, to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (abolition of Service 2 Class of ING Pioneer Mid Cap Value Portfolio) – Filed as an Exhibit to Post- Effective Amendment No. 115 to the Registrant's Form N-1A Registration Statement on April 28, 2014 and incorporated herein by reference.

mmmm.Amendment #82, dated September 9, 2013, to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (Abolition of Series of Shares of Beneficial Interest of ING Pioneer Mid Cap Value Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 115 to the Registrant's Form N-1A Registration Statement on April 28, 2014 and incorporated herein by reference.

nnnn.Amendment #83, dated December 12, 2013, to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (Abolition of Series of Shares of Beneficial Interest of ING DFA Global Allocation Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 115 to the Registrant's Form N-1A Registration Statement on April 28, 2014 and incorporated herein by reference.

oooo.Amendment #84, dated December 12, 2013, to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (Abolition of Series of Shares of Beneficial Interest of ING Goldman Sachs Commodity Strategy Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 115 to the Registrant's Form N-1A Registration Statement on April 28, 2014 and incorporated herein by reference.

pppp.Amendment #85, effective February 5, 2014, to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (re-designation of ING PIMCO High Yield Portfolio to ING High Yield Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 115 to the Registrant's Form N-1A Registration Statement on April 28, 2014 and incorporated herein by reference.

qqqq.Amendment #86, effective February 5, 2014, to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (re-designation of ING PIMCO Total Return Bond Portfolio to ING Total Return Bond Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 115 to the Registrant's Form N-1A Registration Statement on April 28, 2014 and incorporated herein by reference.

rrrr.Amendment #87, dated March 17, 2014, to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (Abolition of Series of Shares of Beneficial Interest of ING American Funds Asset Allocation Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 115 to the Registrant's Form N-1A Registration Statement on April 28, 2014 and incorporated herein by reference.

ssss.Amendment #88, dated March 17, 2014, to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (Abolition of Series of Shares of Beneficial Interest of ING American Funds International Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 115 to the Registrant's Form N-1A Registration Statement on April 28, 2014 and incorporated herein by reference.

tttt.Amendment #89, dated March 17, 2014, to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (Abolition of Series of Shares of Beneficial Interest of ING American Funds World Allocation Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 115 to the Registrant's Form N-1A Registration Statement on April 28, 2014 and incorporated herein by reference.

uuuu. Amendment #90, dated March 17, 2014, to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (Abolition of Series of Shares of Beneficial Interest of ING Bond Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 115 to the Registrant's Form N-1A Registration Statement on April 28, 2014 and incorporated herein by reference.

8

vvvv.Amendment #91, dated March 24, 2014, to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (Abolition of Series of Shares of Beneficial Interest of ING Total Return Bond Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 115 to the Registrant's Form N-1A Registration Statement on April 28, 2014 and incorporated herein by reference.

wwww.Amendment #92, effective May 1, 2014, to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (change of name of Registrant and its Series) – Filed as an Exhibit to Post-Effective Amendment No. 115 to the Registrant's Form N-1A Registration Statement on April 28, 2014 and incorporated herein by reference.

xxxx.Amendment #93, dated July 21, 2014, to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (Abolition of Series of Shares of Beneficial Interest of VY® BlackRock Health Sciences Opportunities Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 117 to the Registrant's Form N-1A Registration Statement on February 12, 2015 and incorporated herein by reference.

yyyy.Amendment #94, dated July 21, 2014, to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (Abolition of Series of Shares of Beneficial Interest of VY® BlackRock Large Cap Growth Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 117 to the Registrant's Form N-1A Registration Statement on February 12, 2015 and incorporated herein by reference.

zzzz.Amendment #95, dated July 21, 2014, to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (Abolition of Series of Shares of Beneficial Interest of VY® Marsico Growth Portfolio) – Filed as an Exhibit to Post-

Effective Amendment No. 117 to the Registrant's Form N-1A Registration Statement on February 12, 2015 and incorporated herein by reference.

aaaaa.Amendment #96, dated July 21, 2014, to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (Abolition of Series of Shares of Beneficial Interest of VY® MFS Total Return Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 117 to the Registrant's Form N-1A Registration Statement on February 12, 2015 and incorporated herein by reference.

bbbbb.Amendment #97, dated July 21, 2014, to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (Abolition of Series of Shares of Beneficial Interest of VY® MFS Utilities Portfolio) – Filed as an Exhibit to Post-

Effective Amendment No. 117 to the Registrant's Form N-1A Registration Statement on February 12, 2015 and incorporated herein by reference.

ccccc.Amendment #98, dated March 9, 2015, to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (Abolition of Series of Shares of Beneficial Interest of Voya Global Resources Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 120 to the Registrant's Form N-1A Registration Statement on September 21, 2015 and incorporated herein by reference.

ddddd.Amendment #99, dated August 17, 2015, to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (Abolition of Series of Shares of Beneficial Interest of VY® DFA World Equity Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 120 to the Registrant's Form N-1A Registration Statement on September 21, 2015 and incorporated herein by reference.

eeeee.Amendment #100, dated August 17, 2015, to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (Abolition of Series of Shares of Beneficial Interest of VY® Franklin Mutual Shares Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 120 to the Registrant's Form N-1A Registration Statement on September 21, 2015 and incorporated herein by reference.

fffff.Amendment #101, dated August 17, 2015, to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (Abolition of Series of Shares of Beneficial Interest of VY® Franklin Templeton Founding Strategy Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 120 to the Registrant's Form N-1A Registration Statement on September 21, 2015 and incorporated herein by reference.

ggggg. Amendment #102, effective October 15, 2015, to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (designation of Class R6 shares for Voya Large Cap Growth Portfolio and Voya Large Cap Value Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 121 to the Registrant's Form N-1A Registration Statement on November 19, 2015 and incorporated herein by reference.

hhhhh. Amendment #103, effective April 11, 2016, to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (designation of Class R6 shares for Voya Multi-Manager Large Cap Core Portfolio, VY® BlackRock Inflation Protected Bond Portfolio, VY® Invesco Growth and Income Portfolio, VY® JPMorgan Emerging Markets Equity Portfolio, VY® JPMorgan Small Cap Core Equity Portfolio, VY® Morgan Stanley Global Franchise Portfolio, VY® T. Rowe Price Capital Appreciation Portfolio, VY® T. Rowe Price Equity Income Portfolio, VY® T. Rowe Price International Stock Portfolio, and VY® Templeton Global Growth Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 124 to the Registrant's Form N-1A Registration Statement on April 26, 2016 and incorporated herein by reference.

9

iiiii.Amendment #104, effective May 1, 2016, to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (re-designation of Voya Liquid Assets Portfolio to Voya Government Liquid Assets Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 124 to the Registrant's Form N-1A Registration Statement on April 26, 2016 and incorporated herein by reference.

jjjjj.Amendment #105, effective May 11, 2016, to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (designation of Class R6 shares for VY® Clarion Global Real Estate Portfolio, VY® Clarion Real Estate Portfolio, and VY® Franklin Income Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 129 to the Registrant's Form N-1A Registration Statement on April 25, 2017 and incorporated herein by reference.

kkkkk.Amendment #106, effective April 6, 2017, to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (designation of Class P2 shares for Voya U.S. Stock Index Portfolio) – Filed as an Exhibit to Post- Effective Amendment No. 129 to the Registrant's Form N-1A Registration Statement on April 25, 2017 and incorporated herein by reference.

lllll.Amendment #107, dated July 17, 2017, to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (Abolition of Series of Shares of Beneficial Interest of VY® FMR Diversified Mid Cap Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 132 to the Registrant's Form N-1A Registration Statement on April 24, 2018 and incorporated herein by reference.

mmmmm. Amendment #108, effective May 23, 2018, to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (abolition of Class R6 shares of Voya Multi-Manager Large Cap Core Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 135 to the Registrant's Form N-1A Registration Statement on April 25, 2019 and incorporated herein by reference.

nnnnn. Amendment #109, dated August 27, 2018, to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (Abolition of Series of Shares of Beneficial Interest of Voya Multi-Manager Large Cap Core Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 135 to the Registrant's Form N-1A Registration Statement on April 25, 2019 and incorporated herein by reference.

ooooo.Amendment #110, effective November 26, 2018, to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (abolition of Class R6 shares of VY® Templeton Global Growth Portfolio) – Filed as an Exhibit to Post- Effective Amendment No. 135 to the Registrant's Form N-1A Registration Statement on April 25, 2019 and incorporated herein by reference.

ppppp. Amendment #111, effective May 1, 2019, to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (re-designation of VY® Franklin Income Portfolio to Voya Balanced Income Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 135 to the Registrant's Form N-1A Registration Statement on April 25, 2019 and incorporated herein by reference.

qqqqq. Amendment #112, dated September 3, 2019, to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (Abolition of Series of Shares of Beneficial Interest of VY® Templeton Global Growth Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 137 to the Registrant's Form N-1A Registration Statement on February 11, 2020 and incorporated herein by reference.

rrrrr.Plan of Liquidation and Dissolution of Series of ING Goldman Sachs Commodity Strategy Portfolio, effective May 24, 2013

– Filed as an Exhibit to Post-Effective Amendment No. 138 to the Registrant's Form N-1A Registration Statement on April 23, 2020 and incorporated herein by reference.

sssss.Plan of Liquidation and Dissolution of Series of ING DFA Global Allocation Portfolio, effective August 21, 2013 – Filed as an Exhibit to Post-Effective Amendment No. 138 to the Registrant's Form N-1A Registration Statement on April 23, 2020 and incorporated herein by reference.

ttttt.Plan of Liquidation and Dissolution of Series of ING American Funds Global Growth and Income Portfolio, effective January 17, 2014 – Filed as an Exhibit to Post-Effective Amendment No. 138 to the Registrant's Form N-1A Registration Statement on April 23, 2020 and incorporated herein by reference.

uuuuu. Plan of Liquidation and Dissolution of Series of ING American Funds International Growth and Income Portfolio, effective January 17, 2014 – Filed as an Exhibit to Post-Effective Amendment No. 138 to the Registrant's Form N-1A Registration Statement on April 23, 2020 and incorporated herein by reference.

vvvvv.Amendment #113, dated July 23, 2021, to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (Change the resident agent of the Trust in the Commonwealth of Massachusetts) – Filed as an Exhibit to Post- Effective Amendment No. 141 to the Registrant's Form N-1A Registration Statement on February 8, 2022 and incorporated herein by reference.

10

wwwww.Amendment #114, effective April 6, 2022, to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (Abolish Class R6 of VY® T. Rowe Price International Stock Portfolio) – Amendment #113, dated July 23, 2021, to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (Change the resident agent of the Trust in the Commonwealth of Massachusetts) – Filed as an Exhibit to Post-Effective Amendment No. 142 to the Registrant's Form N-1A Registration Statement on April 21, 2022 and incorporated herein by reference.

xxxxx.Amendment #115, effective May 1, 2022, to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (Re-designate VY® Clarion Global Real Estate Portfolio to VY CBRE Global Real Estate Portfolio and VY Clarion Real Estate Portfolio to VY CBRE Real Estate Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 142 to the Registrant's Form N-1A Registration Statement on April 21, 2022 and incorporated herein by reference.

yyyyy.Amendment #116, dated July 25, 2022, to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (Abolition of Series of Shares of Beneficial Interest of VY® T. Rowe Price International Stock Portfolio) – Filed as an Exhibit to Amendment No. 144 (811-05629) to the Registrant's Form N-1A Registration Statement on October 24, 2022 and incorporated herein by reference.

zzzzz.Form of Amendment #117, effective October 13, 2022, to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (establish an additional separate Series designated as Voya VACS Index Series S Portfolio) – Filed as an Exhibit to Amendment No. 144 (811-05629) to the Registrant's Form N-1A Registration Statement on October 24, 2022 and incorporated herein by reference.

aaaaaa.Amendment #118, effective May 1, 2023, to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (dissolution of Class P2 Shares) – Filed as an Exhibit to Post-Effective Amendment No. 146 to the Registrant's Form N-1A Registration Statement on February 14, 2024 and incorporated herein by reference.

bbbbbb.Amendment #119, effective May 1, 2023, to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (dissolution of Class R6 Shares) – Filed as an Exhibit to Post-Effective Amendment No. 146 to the Registrant's Form N-1A Registration Statement on February 14, 2024 and incorporated herein by reference.

2.Voya Investors Trust Amended and Restated By-laws, dated March 18, 2018 – Filed as an Exhibit to Post-Effective Amendment No. 135 to the Registrant's Form N-1A Registration Statement on April 25, 2019 and incorporated herein by reference.

3.Not applicable.

4.Agreement and Plan of Reorganization between Voya Balanced Portfolio, a series of Voya Balanced Portfolio, Inc., and Voya Balanced Income Portfolio, a series of Voya Investors Trust – Attached as Appendix A to the Information Statement/Prospectus.

5.Instruments Defining Rights of Security Holders – Filed as an Exhibit to Post-Effective Amendment No. 40 to the Registrant's Form N- 1A Registration Statement on May 3, 1999 and incorporated herein by reference.

6.a. Investment Management Agreement, effective May 1, 2017, between Voya Investors Trust and Voya Investments, LLC (Unified Fee Portfolios) – Filed as an Exhibit to Post-Effective Amendment No. 129 to the Registrant's Form N-1A Registration Statement on April 25, 2017 and incorporated herein by reference.

i.Amended Schedules A and B, dated October 21, 2022, to the Investment Management Agreement, effective May 1, 2017, between Voya Investors Trust and Voya Investments, LLC (Unified Fee Portfolios) – Filed as an Exhibit to Post- Effective Amendment No. 145 to the Registrant's Form N-1A Registration Statement on April 24, 2023 and incorporated herein by reference.

ii.Waiver Letter, dated May 1, 2024, to waive a portion of the investment management fee for Voya High Yield Portfolio, VY® Invesco Growth and Income Portfolio, VY® Morgan Stanley Global Franchise Portfolio, and VY® T. Rowe Price Equity Income Portfolio for the period from May 1, 2024 through May 1, 2025 – Filed as an Exhibit to Post-Effective Amendment No. 147 to the Registrant's Form N-1A Registration Statement on April 24, 2024 and incorporated herein by reference.

b.Amended and Restated Investment Management Agreement, dated November 18, 2014, as amended and restated May 1, 2015, between Voya Investors Trust and Voya Investments, LLC (Voya Global Perspectives® Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 120 to the Registrant's Form N-1A Registration Statement on September 21, 2015 and incorporated herein by reference.

i.Amended Schedules B and C, dated September 2020, to the Amended and Restated Investment Management Agreement, dated November 18, 2014, as amended and restated May 1, 2015, between Voya Investors Trust and Voya Investments, LLC – Filed as an Exhibit to Post-Effective Amendment No. 140 to the Registrant's Form N-1A Registration Statement on April 26, 2021 and incorporated herein by reference.

c.Amended and Restated Investment Management Agreement, dated November 18, 2014, as amended and restated May 1, 2015, between Voya Investors Trust and Voya Investments, LLC (VY® Clarion Global Real Estate Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 120 to the Registrant's Form N-1A Registration Statement on September 21, 2015 and incorporated herein by reference.

11

i.Amended Schedule A, dated October 2022, to the Amended and Restated Investment Management Agreement, dated November 18, 2014, as amended and restated May 1, 2015, between Voya Investors Trust and Voya Investments, LLC

– Filed as an Exhibit to Amendment No. 144 (811-05629) to the Registrant's Form N-1A Registration Statement on October 24, 2022 and incorporated herein by reference.

ii.Amended Schedules B and C, dated September 2020, to the Amended and Restated Investment Management Agreement, dated November 18, 2014, as amended and restated May 1, 2015, between Voya Investors Trust and Voya Investments, LLC – Filed as an Exhibit to Post-Effective Amendment No. 140 to the Registrant's Form N-1A Registration Statement on April 26, 2021 and incorporated herein by reference.

iii.Waiver Letter, dated May 1, 2023, to waive a portion of the investment management fee for VY® CBRE Global Real Estate Portfolio for the period from May 1, 2023 through May 1, 2024 – Filed as an Exhibit to Post-Effective Amendment No. 145 to the Registrant's Form N-1A Registration Statement on April 24, 2023 and incorporated herein by reference.

d.Investment Management Agreement, dated May 1, 2017, between Voya Investors Trust and Voya Investments, LLC (Traditional Fee Portfolios) – Filed as an Exhibit to Post-Effective Amendment No. 129 to the Registrant's Form N-1A Registration Statement on April 25, 2017 and incorporated herein by reference.

i.Amended Schedule A, dated October 2022, to the Investment Management Agreement, dated May 1, 2017, between Voya Investors Trust and Voya Investments, LLC (Traditional Portfolios) – Filed as an Exhibit to Amendment No. 144 (811-05629) to the Registrant's Form N-1A Registration Statement on October 24, 2022 and incorporated herein by reference.

ii.Amended Schedules B and C, dated September 2020, to the Investment Management Agreement, dated May 1, 2017, between Voya Investors Trust and Voya Investments, LLC (Traditional Fee Portfolios) – Filed as an Exhibit to Post- Effective Amendment No. 140 to the Registrant's Form N-1A Registration Statement on April 26, 2021 and incorporated herein by reference.

iii.Waiver Letter, dated May 1, 2024, to waive a portion of the investment management fee for VY® BlackRock Inflation Protected Bond Portfolio for the period from May 1, 2024 through May 1, 2025 – Filed as an Exhibit to Post-Effective Amendment No. 147 to the Registrant's Form N-1A Registration Statement on April 24, 2024 and incorporated herein by reference.

e.Sub-Advisory Agreement, effective May 1, 2017, among Voya Investors Trust, Voya Investments, LLC and BlackRock Financial Management, Inc. with respect to VY® BlackRock Inflation Protected Bond Portfolio – Filed as an Exhibit to Post- Effective Amendment No. 129 to the Registrant's Form N-1A Registration Statement on April 25, 2017 and incorporated herein by reference.

i.Amended Schedule A, effective September 1, 2021, to the Sub-Advisory Agreement among Voya Investors Trust, Voya Investments, LLC and BlackRock Financial Management, Inc. effective May 1, 2017 – Filed as an Exhibit to Post-

Effective Amendment No. 141 to the Registrant's Form N-1A Registration Statement on February 8, 2022 and incorporated herein by reference.

f.Sub-Sub-Investment Advisory Agreement, dated May 1, 2017, between BlackRock Financial Management, Inc. and BlackRock International Limited with respect to VY® BlackRock Inflation Protected Bond Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 132 to the Registrant's Form N-1A Registration Statement on April 24, 2018 and incorporated herein by reference.

g.Sub-Advisory Agreement, effective May 1, 2017, among Voya Investors Trust, Voya Investments, LLC and CBRE Clarion Securities LLC with respect to VY® Clarion Global Real Estate Portfolio and VY® Clarion Real Estate Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 129 to the Registrant's Form N-1A Registration Statement on April 25, 2017 and incorporated herein by reference.

i.Amended Schedule A, effective October 2022, to the Sub-Advisory Agreement between Voya Investors Trust, Voya Investments, LLC and CBRE Investment Management Listed Real Assets LLC (formerly, CBRE Clarion Securities LLC), effective May 1, 2017 – Filed as an Exhibit to Amendment No. 144 (811-05629) to the Registrant's Form N-1A Registration Statement on October 24, 2022 and incorporated herein by reference.

h.Sub-Advisory Agreement, effective May 1, 2017, among Voya Investors Trust, Voya Investments, LLC and Voya Investment Management, Co. LLC with respect to Voya Balanced Income Portfolio (formerly, VY® Franklin Income Portfolio), Voya Large Cap Growth Portfolio and Voya Large Cap Value Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 129 to the Registrant's Form N-1A Registration Statement on April 25, 2017 and incorporated herein by reference.

i.Amended Schedule A, dated November 19, 2020, to the Sub-Advisory Agreement among Voya Investors Trust, Voya Investments, LLC and Voya Investment Management Co. LLC, effective May 1, 2017 (with respect to Voya Balanced Income Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 140 to the Registrant's Form N-1A Registration Statement on April 26, 2021 and incorporated herein by reference.

12

i.Sub-Advisory Agreement, effective May 1, 2017, between Voya Investors Trust, Voya Investments, LLC and Voya Investment Management, Co. LLC with respect to Voya Retirement Portfolios – Filed as an Exhibit to Post-Effective Amendment No. 129 to the Registrant's Form N-1A Registration Statement on April 25, 2017 and incorporated herein by reference.

j.Sub-Advisory Agreement, effective May 1, 2017, between Voya Investors Trust, Voya Investments, LLC and Voya Investment Management, Co. LLC with respect to Voya Government Liquid Assets Portfolio, Voya High Yield Portfolio, Voya Limited Maturity Bond Portfolio, and Voya U.S. Stock Index Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 129 to the Registrant's Form N-1A Registration Statement on April 25, 2017 and incorporated herein by reference.

i.Amended Schedule A, effective October 21, 2022, to the Sub-Advisory Agreement, among Voya Investors Trust, Voya Investments, LLC and Voya Investment Management, Co. LLC effective May 1, 2017 (with respect to Voya VACS Index Series S Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 145 to the Registrant's Form N-1A Registration Statement on April 24, 2023 and incorporated herein by reference.

k.Portfolio Management Agreement, effective May 1, 2017, among Voya Investors Trust, Voya Investments, LLC and Invesco Advisers, Inc. with respect to VY® Invesco Growth and Income Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 129 to the Registrant's Form N-1A Registration Statement on April 25, 2017 and incorporated herein by reference.

i.Amended Schedule B, effective January 1, 2021, to the Portfolio Management Agreement among Voya Investors Trust, Voya Investments, LLC and Invesco Advisers, Inc. (with respect to VY® Invesco Growth and Income Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 140 to the Registrant's Form N-1A Registration Statement on April 26, 2021 and incorporated herein by reference.

l.Portfolio Management Agreement, effective May 1, 2017, among Voya Investors Trust, Voya Investments, LLC and J.P. Morgan Investment Management Inc. with respect to VY® JPMorgan Emerging Markets Equity Portfolio and VY® JPMorgan Small Cap Core Equity Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 129 to the Registrant's Form N-1A Registration Statement on April 25, 2017 and incorporated herein by reference.

i.Amended Schedule A, effective January 1, 2023, among Voya Investors Trust, Voya Investments, LLC and J.P. Morgan Investment Management Inc. with respect to VY® JPMorgan Emerging Markets Equity Portfolio and VY® JPMorgan Small Cap Core Equity Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 145 to the Registrant's Form N- 1A Registration Statement on April 24, 2023 and incorporated herein by reference.

m.Portfolio Management Agreement, effective May 1, 2017, among Voya Investors Trust, Voya Investments, LLC and Morgan Stanley Investment Management Inc. with respect to VY® Morgan Stanley Global Franchise Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 129 to the Registrant's Form N-1A Registration Statement on April 25, 2017 and incorporated herein by reference.

n.Sub-Advisory Agreement, dated May 1, 2017, between Morgan Stanley Investment Management, Inc. and Morgan Stanley Investment Management Limited with respect to VY® Morgan Stanley Global Franchise Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 132 to the Registrant's Form N-1A Registration Statement on April 24, 2018 and incorporated herein by reference.

o.Portfolio Management Agreement, effective May 1, 2017, among Voya Investors Trust, Voya Investments, LLC and T. Rowe Price Associates, Inc. with respect to VY® T. Rowe Price Capital Appreciation Portfolio, VY® T. Rowe Price Equity Income Portfolio and VY® T. Rowe Price International Stock Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 129 to the Registrant's Form N-1A Registration Statement on April 25, 2017 and incorporated herein by reference.

i.First Amendment, effective January 1, 2018, to the Portfolio Management Agreement dated May 1, 2017 among Voya Investors Trust, Voya Investments, LLC, and T. Rowe Price Associates, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 132 to the Registrant's Form N-1A Registration Statement on April 24, 2018 and incorporated herein by reference.

ii.Amended Schedule A & B, effective July 8, 2022, to the Portfolio Management Agreement among Voya Investors Trust, Voya Investments, LLC and T. Rowe Price Associates, Inc., effective May 1, 2017 – Filed as an Exhibit to Amendment No. 144 (811-05629) to the Registrant's Form N-1A Registration Statement on October 24, 2022 and incorporated herein by reference.

p.Investment Sub-Advisory Agreement, dated March 7, 2022, between T. Rowe Price Associates, Inc. and T. Rowe Price Investment Management, Inc. (VY® T. Rowe Price Capital Appreciation Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 142 to the Registrant's Form N-1A Registration Statement on April 21, 2022 and incorporated herein by reference.

q.Sub-Advisory Agreement, effective November 18, 2014, between Voya Investors Trust, Voya Investments, LLC and Voya Investment Management, Co. LLC (Voya Global Perspectives® Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 118 to the Registrant's Form N-1A Registration Statement on April 28, 2015 and incorporated herein by reference.

13

r.Expense Limitation Agreement, effective January 1, 2016, between Voya Investments, LLC and Voya Investors Trust (VY® Clarion Global Real Estate Portfolio and Voya Global Perspectives® Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 124 to the Registrant's Form N-1A Registration Statement on April 26, 2016 and incorporated herein by reference.

i.Side Letter Agreement, dated May 1, 2024, between Voya Investments, LLC and Voya Investors Trust with respect to lowering the expense ratio for Voya Global Perspectives® Portfolio for the period from May 1, 2024 through May 1, 2025

– Filed as an Exhibit to Post-Effective Amendment No. 147 to the Registrant's Form N-1A Registration Statement on April 24, 2024 and incorporated herein by reference.

s.Expense Limitation Agreement, effective May 1, 2017, between Voya Investors Trust and Voya Investments, LLC – Filed as an Exhibit to Post-Effective Amendment No. 129 to the Registrant's Form N-1A Registration Statement on April 25, 2017 and incorporated herein by reference.

i.Side Letter Agreement, dated May 1, 2023, between Voya Investments, LLC and Voya Investors Trust with regard to lowering the expense ratio for Voya Large Cap Value Portfolio for the period from May 1, 2023 through May 1, 2024 – Filed as an Exhibit to Post-Effective Amendment No. 145 to the Registrant's Form N-1A Registration Statement on April 24, 2023 and incorporated herein by reference.

ii.Recoupment Waiver, dated May 1, 2017, between Voya Investments, LLC and Voya Investors Trust with respect to VY® T. Rowe Price International Stock Portfolio, VY® Franklin Income Portfolio, and VY® Clarion Real Estate Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 129 to the Registrant's Form N-1A Registration Statement on April 25, 2017 and incorporated herein by reference.

iii.Amended Schedule A, effective May 1, 2024, to the Expense Limitation Agreement, effective May 1, 2017, between Voya Investors Trust and Voya Investments, LLC – Filed as an Exhibit to the Registrant's Form N-14 Registration Statement on April 24, 2024 and incorporated herein by reference.

t.Expense Limitation Agreement, effective May 1, 2017, between Voya Investors Trust and Voya Investments, LLC with respect to Voya Retirement Portfolios – Filed as an Exhibit to Post-Effective Amendment No. 129 to the Registrant's Form N-1A Registration Statement on April 25, 2017 and incorporated herein by reference.

u.Expense Limitation Agreement, effective May 1, 2017, between Voya Investors Trust and Voya Investments, LLC with respect to Voya Large Cap Growth Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 129 to the Registrant's Form N-1A Registration Statement on April 25, 2017 and incorporated herein by reference.

v.Money Market Fund Expense Limitation Agreement, effective May 1, 2017, among Voya Investments, LLC, Voya Investments Distributor, LLC, and Voya Investors Trust with respect to Voya Government Liquid Assets Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 132 to the Registrant's Form N-1A Registration Statement on April 24, 2018 and incorporated herein by reference.

i.Letter Agreement, dated May 1, 2024, to waive a portion of the fees for Voya Government Liquid Assets Portfolio for the period from May 1, 2024 through May 1, 2025 – Filed as an Exhibit to Post-Effective Amendment No. 147 to the Registrant's Form N-1A Registration Statement on April 24, 2024 and incorporated herein by reference.

w.Expense Limitation Agreement Side Letter Agreement, dated January 1, 2024, between Voya Investments, LLC and Voya Investors Trust with respect to VY® JPMorgan Emerging Markets Equity Portfolio for the period of January 1, 2024 through May 1, 2025 – Filed as an Exhibit to Post-Effective Amendment No. 147 to the Registrant's Form N-1A Registration Statement on April 24, 2024 and incorporated herein by reference.

7.a.   Distribution Agreement, effective November 18, 2014, between Voya Investors Trust and Voya Investments Distributor, LLC

– Filed as an Exhibit to Post-Effective Amendment No. 118 to the Registrant's Form N-1A Registration Statement on April 28, 2015 and incorporated herein by reference.

i.Amended Schedule A, dated September 12, 2019, to the Distribution Agreement between Voya Investors Trust and Voya Investment Distributor, LLC, dated November 18, 2014 – Filed as an Exhibit to Post-Effective Amendment No. 138 to the Registrant's Form N-1A Registration Statement on April 23, 2020 and incorporated herein by reference.

b.Placement Agent Agreement, effective October 21, 2022, between Voya Investors Trust and Voya Investments Distributor, LLC (Voya VACS Index Series S Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 145 to the Registrant's Form N-1A Registration Statement on April 24, 2023 and incorporated herein by reference.

8.Amended and Restated Deferred Compensation Plan for Independent Directors dated January 10, 2024 – Filed as an Exhibit to Post- Effective Amendment No. 147 to the Registrant's Form N-1A Registration Statement on April 24, 2024 and incorporated herein by reference.

9.a. Custody Agreement, dated January 6, 2003, with The Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment No. 56 to the Registrant's Form N-1A Registration Statement on September 2, 2003 and incorporated herein by reference.

14

i.Amendment, dated November 21, 2022, to the Custody Agreement, dated January 6, 2003, between the Registrant and The Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment No. 145 to the Registrant's Form N-1A Registration Statement on April 24, 2023 and incorporated herein by reference.

ii.Amended Exhibit A, effective May 1, 2024 to the Custody Agreement, dated January 6, 2003, with The Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment No. 147 to the Registrant's Form N-1A Registration Statement on April 24, 2024 and incorporated herein by reference.

b.Foreign Custody Manager Agreement, dated January 6, 2003, with The Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment No. 57 to the Registrant's Form N-1A Registration Statement on November 5, 2003 and incorporated herein by reference.

i.Amended Exhibit A, effective May 1, 2024, to the Foreign Custody Manager Agreement, dated January 6, 2003, with The Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment No. 147 to the Registrant's Form N-1A Registration Statement on April 24, 2024 and incorporated herein by reference.

ii.Amendment, dated July 21, 2021, to the Foreign Custody Manager Agreement with The Bank of New York Mellon dated January 6, 2023 – Filed as an Exhibit to Post-Effective Amendment No. 145 to the Registrant's Form N-1A Registration Statement on April 24, 2023 and incorporated herein by reference.

iii.Amendment, dated September 6, 2012, to the Foreign Custody Manager Agreement with The Bank of New York Mellon dated January 6, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 142 to the Registrant's Form N-1A Registration Statement on April 21, 2022 and incorporated herein by reference.

c.Fund Accounting Agreement, dated January 6, 2003, with The Bank of New York Mellon – Filed as an Exhibit to Post- Effective Amendment No. 59 to the Registrant's Form N-1A Registration Statement on February 27, 2004 and incorporated herein by reference.

i.Amended Exhibit A, effective May 1, 2024, to the Fund Accounting Agreement with The Bank of New York Mellon dated January 6, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 147 to the Registrant's Form N-1A Registration Statement on April 24, 2024 and incorporated herein by reference.

ii.Amendment, effective November 21, 2022, to the Fund Accounting Agreement with The Bank of New York Mellon dated January 6, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 145 to the Registrant's Form N-1A Registration Statement on April 24, 2023 and incorporated herein by reference.

iii.Investment Company Reporting Modernization Services Amendment, dated February 1, 2018, to the Fund Accounting Agreement, dated January 6, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 132 to the Registrant's Form N-1A Registration Statement on April 24, 2018 and incorporated herein by reference.

iv.Amendment, dated January 1, 2019, to the Fund Accounting Agreement, dated January 6, 2003, with The Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment No. 135 to the Registrant's Form N-1A Registration Statement on April 25, 2019 and incorporated herein by reference.

10.a. Seventh Amended and Restated Distribution Plan with Voya Investors Trust for Service 2 Class shares, effective November 16, 2023 – Filed as an Exhibit to Post-Effective Amendment No. 147 to the Registrant's Form N-1A Registration Statement on April 24, 2024 and incorporated herein by reference.

b.Seventh Amended and Restated Shareholder Service and Distribution Plan for Adviser Class Shares, effective November 16, 2023 – Filed as an Exhibit to Post-Effective Amendment No. 147 to the Registrant's Form N-1A Registration Statement on April 24, 2024 and incorporated herein by reference.

ii.Waiver Letter, dated May 1, 2024, to Voya Investors Trust from Voya Investments Distributor, LLC, regarding the reduction in fee payable under the Voya Investors Trust Seventh Amended and Restated Shareholder Service and Distribution Plan for the Adviser Class shares of Voya Global Perspectives® Portfolio from May 1, 2024 through May 1, 2025 – Filed as an Exhibit to Post-Effective Amendment No. 147 to the Registrant's Form N-1A Registration Statement on April 24, 2024 and incorporated herein by reference.

c.Fifth Amended and Restated Shareholder Service Plan for Service Class and Service 2 Class Shares, effective November 16, 2023 – Filed as an Exhibit to Post-Effective Amendment No. 147 to the Registrant's Form N-1A Registration Statement on April 24, 2024 and incorporated herein by reference.

ii.Waiver Letter, dated May 1, 2024, to waive a portion of the shareholder service fee for Service Class Shares of Voya U.S. Stock Index Portfolio from May 1, 2024 through May 1, 2025 – Filed as an Exhibit to Post-Effective Amendment No. 147 to the Registrant's Form N-1A Registration Statement on April 24, 2024 and incorporated herein by reference.

d.Fourth Amended and Restated Shareholder Service and Distribution Plan for Adviser Class shares effective November 16, 2023 (Voya Retirement Portfolios) – Filed as an Exhibit to Post-Effective Amendment No. 147 to the Registrant's Form N- 1A Registration Statement on April 24, 2024 and incorporated herein by reference.

15

i.Waiver Letter, dated May 1, 2024, to waive a portion of the distribution fee for Adviser Class shares of Voya Retirement Portfolios for the period from May 1, 2024 through May 1, 2025 – Filed as an Exhibit to Post-Effective Amendment No. 147 to the Registrant's Form N-1A Registration Statement on April 24, 2024 and incorporated herein by reference.

e.Second Amended and Restated Shareholder Service and Distribution Plan for Adviser Class shares effective November 16, 2023 (Voya U.S. Stock Index Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 147 to the Registrant's Form N-1A Registration Statement on April 24, 2024 and incorporated herein by reference.

f.Fifth Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 for Voya Investors Trust, approved September 11, 2020 – Filed as an Exhibit to Post-Effective Amendment No. 140 to the Registrant's Form N-1A Registration Statement on April 26, 2021 and incorporated herein by reference.

i.Amended Schedule A, dated May 1, 2023, to the Fifth Amended and Restated Multiple Class Plan Pursuant to Rule 18f- 3 for Voya Investors Trust – Filed as an Exhibit to Post-Effective Amendment No. 147 to the Registrant's Form N-1A Registration Statement on April 24, 2024 and incorporated herein by reference.

11.Opinion and Consent of Counsel – Filed as an Exhibit to the Registrant's Form N-14 Registration Statement on April 24, 2024 and incorporated herein by reference.

12.Opinion and Consent of Counsel Supporting Tax Matters and Consequences – To be filed by subsequent post-effective amendment.

13.a. Securities Lending Agreement and Guaranty with The Bank of New York Mellon and Schedule I, dated August 7, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 59 to the Registrant's Form N-1A Registration Statement on February 27, 2004 and incorporated herein by reference.

i.Amended Exhibit A, effective April 4, 2022, with respect to the Securities Lending Agreement and Guaranty, dated August 7, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 142 to the Registrant's Form N-1A Registration Statement on April 21, 2022 and incorporated herein by reference.

ii.Global Securities Lending Supplement – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-1A Registration Statement on April 11, 2005 and incorporated herein by reference.

iii.Amendment, effective October 1, 2011, to the Securities Lending Agreement and Guaranty, dated August 7, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 132 to the Registrant's Form N-1A Registration Statement on April 24, 2018 and incorporated herein by reference.

iv.Amendment, effective March 21, 2019, to the Securities Lending Agreement and Guaranty, dated August 7, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 135 to the Registrant's Form N-1A Registration Statement on April 25, 2019 and incorporated herein by reference.

v.Amendment, effective March 26, 2019, to the Securities Lending Agreement and Guaranty, dated August 7, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 135 to the Registrant's Form N-1A Registration Statement on April 25, 2019 and incorporated herein by reference.

vi.Amendment, effective March 30, 2023, to the Securities Lending Agreement and Guaranty, dated August 7, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 145 to the Registrant's Form N-1A Registration Statement on April 24, 2023 and incorporated herein by reference.

b.Transfer Agency Services Agreement, dated February 25, 2009, between BNY Mellon Investment Services (US) Inc. (formerly, PNC Global Investment Servicing (U.S.) Inc.) and Voya Investors Trust – Filed as an Exhibit to Post-Effective Amendment No. 95 to the Registrant's Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

i.Amendment, effective February 9, 2023, to the Transfer Agency Services Agreement, dated February 25, 2009, between the Registrant and BNY Mellon Investment Servicing (US) Inc. – Filed as an Exhibit to Post-Effective Amendment No. 145 to the Registrant's Form N-1A Registration Statement on April 24, 2023 and incorporated herein by reference.

ii.Amendment, effective November 21, 2022, to the Transfer Agency Services Agreement, dated February 25, 2009, between the Registrant and BNY Mellon Investment Servicing (US) Inc. – Filed as an Exhibit to Post-Effective Amendment No. 145 to the Registrant's Form N-1A Registration Statement on April 24, 2023 and incorporated herein by reference.

iii.Amendment, effective November 18, 2022, to the Transfer Agency Services Agreement, dated February 25, 2009, between the Registrant and BNY Mellon Investment Servicing (US) Inc. – Filed as an Exhibit to Post-Effective Amendment No. 145 to the Registrant's Form N-1A Registration Statement on April 24, 2023 and incorporated herein by reference.

16

iv.Amendment, effective October 21, 2022, to the Transfer Agency Services Agreement, dated February 25, 2009, between, the Registrant and BNY Mellon Investment Servicing (US) Inc. – Filed as an Exhibit to Post-Effective Amendment No. 145 to the Registrant's Form N-1A Registration Statement on April 24, 2023 and incorporated herein by reference.

v.Amendment, effective April 4, 2022, to the Transfer Agency Services Agreement, dated February 25, 2009, between, the Registrant and BNY Mellon Investment Servicing (US) Inc. – Filed as an Exhibit to Post-Effective Amendment No. 145 to the Registrant's Form N-1A Registration Statement on April 24, 2023 and incorporated herein by reference.

vi.Amendment, effective May 1, 2020, to the Transfer Agency Services Agreement, dated February 25, 2009, between, the Registrant and BNY Mellon Investment Servicing (US) Inc. – Filed as an Exhibit to Post-Effective Amendment No. 138 to the Registrant's Form N-1A Registration Statement on April 23, 2020 and incorporated herein by reference.

vii.Amendment, effective November 5, 2019, to the Transfer Agency Services Agreement, dated February 25, 2009, between the Registrant and BNY Mellon Investment Servicing (US) Inc. – Filed as an Exhibit to Post-Effective Amendment No. 137 to the Registrant's Form N-1A Registration Statement on February 11, 2020 and incorporated herein by reference.

viii.Amendment, effective May 1, 2019, to the Transfer Agency Services Agreement, dated February 25, 2009, between the Registrant and BNY Mellon Investment Servicing (US) Inc. – Filed as an Exhibit to Post-Effective Amendment No. 137 to the Registrant's Form N-1A Registration Statement on February 11, 2020 and incorporated herein by reference.

ix.Amendment, effective January 1, 2019, to the Transfer Agency Services Agreement, dated February 25, 2009, between the Registrant and BNY Mellon Investment Servicing (US) Inc. – Filed as an Exhibit to Post-Effective Amendment No. 135 to the Registrant's Form N-1A Registration Statement on April 25, 2019 and incorporated herein by reference.

x.Amendment effective February 8, 2011, to the Transfer Agency Services Agreement, dated February 25, 2009, between the Registrant and BNY Mellon Investment Servicing (US) Inc.– Filed as an Exhibit to Post-Effective Amendment No. 106 to the Registrant's Form N-1A Registration Statement on April 27, 2011 and incorporated herein by reference.

c.Allocation Agreement dated May 24, 2002 – Fidelity Bond – Filed as an Exhibit to Post-Effective Amendment No. 60 to the Registrant's Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

i.Amended Schedule A, dated July 2021, with respect to the Allocation Agreement – Fidelity Bond – Filed as an Exhibit to Post-Effective Amendment No. 142 to the Registrant's Form N-1A Registration Statement on April 21, 2022 and incorporated herein by reference.

d.Allocation Agreement dated May 24, 2002 – Directors & Officers Liability – Filed as an Exhibit to Post-Effective Amendment No. 60 to the Registrant's Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

i.Amended Schedule A, dated July 2021, with respect to the Allocation Agreement – Directors and Officers Liability – Filed as an Exhibit to Post-Effective Amendment No. 142 to the Registrant's Form N-1A Registration Statement on April 21, 2022 and incorporated herein by reference.

e.Amended and Restated Proxy Agent Fee Allocation Agreement, effective August 21, 2003, as amended and restated on January 1, 2008 between the Registrant, Voya Investments, LLC, and Voya Investment Management Co. LLC – Filed as an Exhibit to Post-Effective Amendment No. 118 to the Registrant's Form N-1A Registration Statement on April 28, 2015 and incorporated herein by reference.

i.Amended Schedule A, dated July 2021, with respect to the Amended and Restated ISS Proxy Voting Fee Allocation Agreement – Filed as an Exhibit to Post-Effective Amendment No. 142 to the Registrant's Form N-1A Registration Statement on April 21, 2022 and incorporated herein by reference.

f.FT Interactive Fee Allocation Agreement effective as of August 21, 2003 between FT Interactive Data Corporation and ING Investments, LLC. – Filed as an Exhibit to Post-Effective Amendment No. 142 to the Registrant's Form N-1A Registration Statement on April 21, 2022 and incorporated herein by reference.

i.Amended Schedule A, dated July 2021, with respect to the FT Interactive Fee Allocation Agreement – Filed as an Exhibit to Post-Effective Amendment No. 142 to the Registrant's Form N-1A Registration Statement on April 21, 2022 and incorporated herein by reference.

ii.Form of Amendment No. 63 FundRun Schedule of Data Services, effective October 21, 2022 with respect to ICE Data Pricing & Reference Data, LLC (formerly FT Interactive Data Corporation) – Filed as an Exhibit to Amendment No. 144 (811-05629) to the Registrant's Form N-1A Registration Statement on October 24, 2022 and incorporated herein by reference.

g.Amended and Restated Bank of New York-Wilshire Atlas/Axion Attribution and Risk Analysis System Fee Allocation Agreement effective July 6, 2006 as amended and restated January 1, 2007 between the Registrant and Voya Investments, LLC – Filed as an Exhibit to Post-Effective Amendment No. 77 to the Registrant's Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

17

i.Amended Schedule A and Schedule B, dated November 2013, to the Amended and Restated Bank of New York- Wilshire Atlas/Axiom Attribution and Risk Analysis System Fee Allocation Agreement – Filed as an Exhibit to Post- Effective Amendment No. 140 to the Registrant's Form N-1A Registration Statement on April 26, 2021 and incorporated herein by reference.

h.Global Industry Classification Standards Services Fee Allocation Agreement, dated May 1, 2007, between ING Funds Services, LLC, ING Funds Distributor, LLC and Morgan Stanley Capital International, Inc. – Filed as an Exhibit to Post- Effective Amendment No. 142 to the Registrant's Form N-1A Registration Statement on April 21, 2022 and incorporated herein by reference.

i.Amended Schedule A, dated July 2021, with respect to the Global Industry Classification Standards Services Fee Allocation Agreement, dated May 1, 2007 – Filed as an Exhibit to Post-Effective Amendment No. 142 to the Registrant's Form N-1A Registration Statement on April 21, 2022 and incorporated herein by reference.

i.Amended and Restated Investment Company Institute Fee Allocation Agreement, effective March 24, 2004, amended and restated January 1, 2007 – Filed as an Exhibit to Post-Effective Amendment No. 142 to the Registrant's Form N-1A Registration Statement on April 21, 2022 and incorporated herein by reference.

i.Amended Schedule A, dated July 2021, with respect to the Amended and Restated Investment Company Institute Fee Allocation Agreement, effective March 24, 2004, amended and restated January 1, 2007 – Filed as an Exhibit to Post- Effective Amendment No. 142 to the Registrant's Form N-1A Registration Statement on April 21, 2022 and incorporated herein by reference.

ii.Amendment effective January 1, 2006 to the Amended and Restated Investment Company Institute Fee Allocation Agreement, effective March 24, 2004, amended and restated January 1, 2007 – Filed as an Exhibit to Post-Effective Amendment No. 142 to the Registrant's Form N-1A Registration Statement on April 21, 2022 and incorporated herein by reference.

iii.Amendment effective March 1, 2006 to the Amended and Restated Investment Company Institute Fee Allocation Agreement, effective March 24, 2004, amended and restated January 1, 2007 – Filed as an Exhibit to Post-Effective Amendment No. 142 to the Registrant's Form N-1A Registration Statement on April 21, 2022 and incorporated herein by reference.

j.Fund of Funds Investment Agreement with BlackRock, Inc. dated January 19, 2022 – Filed as an Exhibit to Amendment No. 144 (811-05629) to the Registrant's Form N-1A Registration Statement on October 24, 2022 and incorporated herein by reference.

i.Amended and Restated Schedule A, dated April 4, 2022 to the Fund of Funds Investment Agreement with BlackRock, Inc. dated January 19, 2022 – Filed as an Exhibit to Amendment No. 144 (811-05629) to the Registrant's Form N-1A Registration Statement on October 24, 2022 and incorporated herein by reference.

k.Fund of Funds Investment Agreement with DBX ETF Trust, dated January 19, 2022 – Filed as an Exhibit to Amendment No. 144 (811-05629) to the Registrant's Form N-1A Registration Statement on October 24, 2022 and incorporated herein by reference.

i.Amended and Restated Schedule A, dated April 1, 2022 to the Fund of Funds Investment Agreement with DBX ETF Trust dated January 19, 2022 – Filed as an Exhibit to Amendment No. 144 (811-05629) to the Registrant's Form N-1A Registration Statement on October 24, 2022 and incorporated herein by reference.

l.Fund of Funds Investment Agreements with Charles Schwab Investment Management, Inc. dated January 19, 2022 – Filed as an Exhibit to Amendment No. 144 (811-05629) to the Registrant's Form N-1A Registration Statement on October 24, 2022 and incorporated herein by reference.

i.Amendment dated April 5, 2022 to the Fund of Funds Investment Agreement with Charles Schwab Investment Management, Inc. dated January 19, 2022 – Filed as an Exhibit to Amendment No. 144 (811-05629) to the Registrant's Form N-1A Registration Statement on October 24, 2022 and incorporated herein by reference.

m.Fund of Funds Investment Agreement with SPDR Series Trust, SPDR Index Shares Funds and SSGA Active Trust dated October 5, 2022 – Filed as an Exhibit to Post-Effective Amendment No. 145 to the Registrant's Form N-1A Registration Statement on April 24, 2023 and incorporated herein by reference.

n.Fund of Funds Investment Agreement with Teachers Advisors, LLC dated January 19, 2022 – Filed as an Exhibit to Amendment No. 144 (811-05629) to the Registrant's Form N-1A Registration Statement on October 24, 2022 and incorporated herein by reference.

i.First Amendment dated April 5, 2022 to the Fund of Funds Investment Agreement with Teachers Advisors, LLC dated January 19, 2022 – Filed as an Exhibit to Amendment No. 144 (811-05629) to the Registrant's Form N-1A Registration Statement on October 24, 2022 and incorporated herein by reference.

18

ii.Second Amendment dated February 3, 2023 to the Fund of Funds Investment Agreement with Teachers Advisors, LLC dated January 19, 2022 – Filed as an Exhibit to Post-Effective Amendment No. 145 to the Registrant's Form N-1A Registration Statement on April 24, 2023 and incorporated herein by reference.

o.Fund of Funds Investment Agreement with The Vanguard Group dated January 19, 2022 as amended April 1, 2022 – Filed as an Exhibit to Amendment No. 144 (811-05629) to the Registrant's Form N-1A Registration Statement on October 24, 2022 and incorporated herein by reference.

i.Amended Schedule A dated September 26, 2022 to the Fund of Funds Investment Agreement with The Vanguard Group dated January 19, 2022 as amended April 1, 2022 – Filed as an Exhibit to Amendment No. 144 (811-05629) to the Registrant's Form N-1A Registration Statement on October 24, 2022 and incorporated herein by reference.

p.Funds of Funds Investment Agreement with BNY Mellon ETF Investment Adviser, LLC dated January 25, 2023 – Filed as an Exhibit to Post-Effective Amendment No. 147 to the Registrant's Form N-1A Registration Statement on April 24, 2024 and incorporated herein by reference.

q.Funds of Funds Investment Agreement with The Select Sector SPDR Trust, dated May 3, 2023 – Filed as an Exhibit to Post-Effective Amendment No. 146 to the Registrant's Form N-1A Registration Statement on February 14, 2024 and incorporated herein by reference.

r.Fund Administration Support Services Agreement between Voya Investments, LLC and The Bank of New York Mellon (Redacted) dated July 29, 2022 – Filed as an Exhibit to Post-Effective Amendment No. 145 to the Registrant's Form N-1A Registration Statement on April 24, 2023 and incorporated herein by reference.

14.Consent of Independent Registered Public Accounting Firm – Filed herein.

15.Not applicable.

16.Powers of Attorney – Filed as an Exhibit to the Registrant's Form N-14 Registration Statement on April 24, 2024 and incorporated herein by reference.

17.Not applicable.

ITEM 17. UNDERTAKINGS

1.The Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

2.The Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

3.The Registrant agrees to file an executed copy of the opinion of counsel supporting the tax consequences of the proposed reorganization as an amendment to this Registration Statement within a reasonable time after receipt of such opinion.

19

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), the Registrant certifies that it has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Scottsdale and the State of Arizona on the 5th day of June, 2024.

VOYA INVESTORS TRUST

By:	/s/ Joanne F. Osberg
Joanne F. Osberg
Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date
Andy Simonoff*	President and Chief Executive Officer	June 5, 2024
Todd Modic*	Senior Vice President, Chief/Principal	June 5, 2024
Financial Officer, and Assistant Secretary
Fred Bedoya*	Vice President, Treasurer, and Principal	June 5, 2024
Accounting Officer
Colleen D. Baldwin*	Trustee	June 5, 2024
John V. Boyer*	Trustee	June 5, 2024
Martin J. Gavin*	Trustee	June 5, 2024
Joseph E. Obermeyer*	Trustee	June 5, 2024
Sheryl K. Pressler*	Trustee	June 5, 2024
Christopher P. Sullivan*	Trustee	June 5, 2024
*By: /s/ Joanne F. Osberg

Joanne F. Osberg
as Attorney-in-Fact**

**Powers of Attorney for Andy Simonoff, Todd Modic, Fred Bedoya, and each Trustee – Filed as an Exhibit to the Registrant's Registration Statement on Form N-14 on April 24, 2024 and incorporated herein by reference.

1